MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.1%
Corporate Debt — 42.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$560,000	$580,591
Agriculture — 1.5%
BAT Capital Corp. 3.222% 8/15/24	1,100,000	1,178,085
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,690,000	1,705,973
Imperial Brands Finance PLC 3.125% 7/26/24 (a)	1,043,000	1,083,202
3.500% 2/11/23 (a)	979,000	1,015,696
Reynolds American, Inc. 4.000% 6/12/22	1,500,000	1,584,734
		6,567,690
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	58,601	42,129
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235% 1.627% FRN 2/15/23	1,130,000	1,011,476
3 mo. USD LIBOR + 0.810% 2.183% FRN 4/05/21	660,000	633,446
3.087% 1/09/23	625,000	595,312
3.350% 11/01/22	935,000	895,524
General Motors Financial Co., Inc. 3.250% 1/05/23	2,465,000	2,518,701
Hyundai Capital America 2.375% 2/10/23 (a)	1,510,000	1,521,296
2.850% 11/01/22 (a)	810,000	826,540
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	485,000	476,229
		8,478,524
Banks — 8.7%
ABN AMRO Bank NV 4.750% 7/28/25 (a)	985,000	1,085,547
Banco Santander SA 2.746% 5/28/25	1,200,000	1,243,578
3.500% 4/11/22	1,030,000	1,071,232
Bank of America Corp. 3 mo. USD LIBOR + 0.930% 2.816% VRN 7/21/23	3,730,000	3,874,308
The Bank of Nova Scotia 4.500% 12/16/25	1,020,000	1,158,929
Barclays Bank PLC 10.179% 6/12/21 (a)	1,522,000	1,645,883
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	595,000	589,559
BPCE SA 5.700% 10/22/23 (a)	1,895,000	2,111,682
Citigroup, Inc. 4.400% 6/10/25	1,965,000	2,200,417
Credit Suisse AG 6.500% 8/08/23 (a)	2,400,000	2,616,624
Danske Bank A/S 5.000% 1/12/22 (a)	1,080,000	1,134,659
Discover Bank 3.350% 2/06/23	1,432,000	1,510,582
4.200% 8/08/23	1,000,000	1,091,963
First Horizon National Corp. 3.500% 12/15/20	1,290,000	1,300,067
The Goldman Sachs Group, Inc. 3.200% 2/23/23	585,000	620,716
4.250% 10/21/25	3,095,000	3,484,015
HSBC Holdings PLC 4.250% 3/14/24	2,025,000	2,184,850
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	1,350,000	1,403,244
Morgan Stanley SOFR + 1.990% 2.188% VRN 4/28/26	1,030,000	1,072,445
3.750% 2/25/23	846,000	912,996
4.100% 5/22/23	984,000	1,063,427
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/08/25 (b)	780,000	780,955
2.448% 9/27/24	855,000	896,835
3.748% 7/19/23	764,000	827,530
Synchrony Bank 3.000% 6/15/22	750,000	765,789
UBS Group AG 4.125% 9/24/25 (a)	840,000	952,102
		37,599,934
Beverages — 0.3%
Bacardi Ltd. 4.450% 5/15/25 (a)	206,000	225,286
Molson Coors Beverage Co. 2.100% 7/15/21	310,000	313,806
3.500% 5/01/22	720,000	751,262
		1,290,354
Building Materials — 0.1%
Masco Corp. 3.500% 4/01/21	270,000	273,722
Chemicals — 1.4%
DuPont de Nemours, Inc. 4.493% 11/15/25	1,660,000	1,909,338
Huntsman International LLC 5.125% 11/15/22	2,410,000	2,552,915
RPM International, Inc. 3.450% 11/15/22	43,000	44,382
The Sherwin-Williams Co. 2.750% 6/01/22	61,000	63,003

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV 4.441% 4/24/23 (a)	$1,460,000	$1,532,347
		6,101,985
Commercial Services — 0.3%
The ADT Security Corp. 6.250% 10/15/21	1,260,000	1,291,500
Computers — 1.6%
Dell International LLC / EMC Corp. 5.850% 7/15/25 (a)	836,000	960,731
4.000% 7/15/24 (a)	1,113,000	1,199,762
Genpact Luxembourg Sarl 3.375% 12/01/24	905,000	933,905
3.700% STEP 4/01/22	1,480,000	1,519,641
Leidos Holdings, Inc. 4.450% 12/01/20	1,511,000	1,506,656
Leidos, Inc. 2.950% 5/15/23 (a)	910,000	947,947
		7,068,642
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24	2,190,000	2,056,169
4.500% 9/15/23 (b)	590,000	590,069
Aircastle Ltd. 5.000% 4/01/23	2,390,000	2,328,634
Antares Holdings LP 6.000% 8/15/23 (a)	1,172,000	1,124,172
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	815,000	683,913
Brookfield Finance, Inc. 4.000% 4/01/24	1,520,000	1,648,189
Lazard Group LLC 3.750% 2/13/25	1,840,000	1,953,657
LeasePlan Corp. NV 2.875% 10/24/24 (a)	715,000	731,098
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	3,310,000	3,107,008
Synchrony Financial 2.850% 7/25/22	1,540,000	1,566,310
		15,789,219
Electric — 1.2%
Ameren Corp. 2.500% 9/15/24	865,000	916,636
2.700% 11/15/20	815,000	819,987
Enel Finance International NV 2.875% 5/25/22 (a)	755,000	780,933
Entergy Texas, Inc. 2.550% 6/01/21	605,000	614,327
Pacific Gas and Electric Co. 1.750% 6/16/22	1,465,000	1,467,344
Puget Energy, Inc. 6.000% 9/01/21	740,000	780,610
		5,379,837
Electronics — 0.1%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	660,611
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	1,493,000	1,560,626
Housewares — 0.6%
Newell Brands, Inc. 4.350% STEP 4/01/23	2,415,000	2,486,967
Insurance — 3.4%
American International Group, Inc. 2.500% 6/30/25	430,000	455,195
3.750% 7/10/25	1,240,000	1,372,235
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,565,000	1,452,070
Athene Global Funding 2.750% 6/25/24 (a)	2,650,000	2,687,892
CNA Financial Corp. 5.750% 8/15/21	901,000	949,581
Enstar Group Ltd. 4.500% 3/10/22	1,800,000	1,823,623
Equitable Holdings, Inc. 3.900% 4/20/23	211,000	225,854
Jackson National Life Global Funding 2.500% 6/27/22 (a)	1,040,000	1,072,886
Lincoln National Corp. 4.000% 9/01/23	310,000	337,521
Trinity Acquisition PLC 3.500% 9/15/21	1,215,000	1,244,769
Unum Group 3.875% 11/05/25	1,395,000	1,448,343
4.500% 3/15/25	620,000	665,945
Willis Towers Watson PLC 5.750% 3/15/21	840,000	866,831
		14,602,745
Investment Companies — 1.6%
Ares Capital Corp. 4.200% 6/10/24	2,499,000	2,558,806
BlackRock TCP Capital Corp. 3.900% 8/23/24	835,000	815,010
4.125% 8/11/22	1,805,000	1,809,526
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	1,665,000	1,660,949
		6,844,291
Iron & Steel — 0.2%
Steel Dynamics, Inc. 2.400% 6/15/25	375,000	386,212

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.800% 12/15/24	$610,000	$634,836
		1,021,048
Lodging — 0.6%
Las Vegas Sands Corp. 3.200% 8/08/24	2,165,000	2,157,529
Marriott International, Inc. /MD 5.750% 5/01/25	389,000	422,593
		2,580,122
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 1.950% 7/02/23 (b)	275,000	276,805
3.875% 10/15/21	1,015,000	1,040,244
4.875% 4/01/21	590,000	605,338
		1,922,387
Media — 0.7%
Discovery Communications LLC 2.950% 3/20/23	614,000	645,060
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	2,200,000	2,216,742
		2,861,802
Mining — 1.0%
Glencore Funding LLC 4.125% 5/30/23 (a)	1,480,000	1,582,163
Kinross Gold Corp. 5.125% 9/01/21	550,000	565,226
5.950% 3/15/24	1,950,000	2,191,966
		4,339,355
Oil & Gas — 1.3%
Continental Resources, Inc. 5.000% 9/15/22	1,017,000	999,202
EQT Corp. 3.000% 10/01/22	1,610,000	1,497,300
6.125% STEP 2/01/25	790,000	787,251
Newfield Exploration Co. 5.625% 7/01/24	1,220,000	1,165,769
Valero Energy Corp. 2.700% 4/15/23	935,000	970,088
		5,419,610
Packaging & Containers — 0.3%
Graphic Packaging International LLC 4.750% 4/15/21	1,510,000	1,528,875
Pharmaceuticals — 1.4%
AbbVie, Inc. 3.800% 3/15/25 (a)	1,245,000	1,381,347
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875% 1.181% FRN 12/29/20	727,000	727,047
Cardinal Health, Inc. 3 mo. USD LIBOR + 0.770% 1.083% FRN 6/15/22	1,345,000	1,342,668
Mylan, Inc. 3.125% 1/15/23 (a)	1,375,000	1,445,102
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	654,000	640,685
Upjohn, Inc. 1.650% 6/22/25 (a)	355,000	361,969
		5,898,818
Pipelines — 2.0%
Energy Transfer Operating LP 4.200% 9/15/23	2,370,000	2,518,131
EnLink Midstream Partners LP 4.400% 4/01/24	1,340,000	1,112,870
EQM Midstream Partners LP 4.750% 7/15/23	1,305,000	1,313,782
MPLX LP 3 mo. USD LIBOR + 1.100% 1.413% FRN 9/09/22	2,605,000	2,561,783
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	952,000	987,238
		8,493,804
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	1,495,000	1,440,297
Real Estate Investment Trusts (REITS) — 2.1%
CubeSmart LP 4.375% 12/15/23	764,000	833,989
Essex Portfolio LP 3.500% 4/01/25	330,000	359,770
3.875% 5/01/24	424,000	461,301
SBA Tower Trust 2.836% 1/15/25 (a)	3,350,000	3,453,952
Service Properties Trust 4.350% 10/01/24	1,215,000	1,095,084
Tanger Properties LP 3.875% 12/01/23	1,325,000	1,301,962
VEREIT Operating Partnership LP 4.600% 2/06/24	1,410,000	1,504,339
		9,010,397
Retail — 1.9%
Advance Auto Parts, Inc. 4.500% 12/01/23	990,000	1,074,039
Dollar Tree, Inc. 3.700% 5/15/23	2,020,000	2,164,883
O’Reilly Automotive, Inc. 3.800% 9/01/22	191,000	200,602
3.850% 6/15/23	2,206,000	2,322,513
QVC, Inc. 4.375% 3/15/23	2,500,000	2,499,750
		8,261,787

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.4%
Microchip Technology, Inc. 3.922% 6/01/21	$905,000	$922,638
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	865,000	890,807
		1,813,445
Telecommunications — 1.5%
AT&T, Inc. 3.400% 5/15/25	1,020,000	1,120,938
Qwest Corp 6.750% 12/01/21	1,255,000	1,326,292
Sprint Communications, Inc. 9.250% 4/15/22	800,000	884,000
T-Mobile USA, Inc. 1.500% 2/15/26 (a)	980,000	979,932
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	2,046,000	2,142,162
		6,453,324
Transportation — 0.4%
Ryder System, Inc. 2.500% 9/01/22	40,000	41,183
3.400% 3/01/23	485,000	508,750
3.750% 6/09/23	920,000	981,738
		1,531,671
Trucking & Leasing — 0.5%
DAE Funding LLC 4.000% 8/01/20 (a)	522,000	518,085
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.875% 7/11/22 (a)	1,367,000	1,456,137
		1,974,222

TOTAL CORPORATE DEBT (Cost $178,813,131)		181,170,331

Municipal Obligations — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR 1.891% FRN 4/26/27	37,045	36,971
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B, 28 day ARS 1.691% FRN 10/25/42	700,000	677,355
		714,326

TOTAL MUNICIPAL OBLIGATIONS (Cost $727,420)		714,326

Non-U.S. Government Agency Obligations — 52.8%
Auto Floor Plan ABS — 0.6%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.135% FRN 5/25/24 (a)	856,000	843,271
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 1.235% FRN 9/25/23 (a)	280,000	277,519
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.635% FRN 5/25/24 (a)	768,000	756,224
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 1.735% FRN 9/25/23 (a)	471,000	466,596
		2,343,610
Automobile ABS — 7.8%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C 3.500% 4/14/25 (a)	1,625,000	1,650,092
AmeriCredit Automobile Receivables Trust Series 2020-1, Class D, 1.800% 12/18/25	2,419,000	2,236,979
Series 2019-3, Class D, 2.580% 9/18/25	1,425,000	1,356,511
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.020% 8/20/26 (a)	5,143,000	4,621,168
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,566,415
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	595,187
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	1,270,000	1,193,034
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	460,000	470,674
Carmax Auto Owner Trust, Series 2019-4, Class D 2.800% 4/15/26	1,399,000	1,303,752
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	1,734,000	1,707,477
Drive Auto Receivables Trust, Series 2019-4, Class D 2.700% 2/16/27	1,333,000	1,332,800
DT Auto Owner Trust, Series 2019-1A, Class C 3.610% 11/15/24 (a)	240,000	242,078
Exeter Automobile Receivables Trust, Series 2019-3A, Class D 3.110% 8/15/25 (a)	985,000	981,895
Ford Credit Auto Owner Trust, Series 2020-1, Class C 2.540% 8/15/31 (a)	2,408,000	2,436,118
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	1,976,000	1,758,488
Hertz Vehicle Financing II LP, Series 2017-1A, Class B 3.560% 10/25/21 (a)	1,430,000	1,367,968
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	950,000	893,598
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	1,036,000	987,701
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	1,420,000	1,358,711
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C 2.820% 7/15/24 (a)	885,000	883,616
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	399,000	382,484
Series 2019-A, Class C, 3.000% 1/26/32 (a)	258,000	256,279
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,720,000	1,711,150
Westlake Automobile Receivables Trust, Series 2019-3A, Class E 3.590% 3/17/25 (a)	1,395,000	1,381,766
		33,675,941
Commercial MBS — 4.6%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/15/34 (a)	300,000	250,883
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	800,000	703,201

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	$1,110,000	$887,130
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (c)	169,731	167,984
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (a)	1,880,000	1,776,681
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	2,600,000	2,398,663
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.785% FRN 12/15/36 (a)	1,883,000	1,793,182
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	1,855,000	1,831,541
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (a)	747,123	717,116
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	2,911,106	2,797,755
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.335% FRN 12/15/37 (a)	1,335,725	1,273,575
Commercial Mortgage Trust, Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (c)	797,000	803,078
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.785% FRN 5/15/36 (a)	820,000	794,412
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.806% VRN 10/10/48 (c)	1,100,000	941,258
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (a)	739,000	710,407
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	1,000,000	1,011,716
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	1,000,000	965,164
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 1.365% FRN 10/15/37 (a)	185,000	176,186
		19,999,932
Home Equity ABS — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + 0.240% 0.425% FRN 10/25/34 (a)	183,150	181,565
Other ABS — 24.0%
321 Henderson Receivables I LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + 0.200% 0.384% FRN 6/15/41 (a)	208,209	198,937
Series 2006-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.385% FRN 3/15/41 (a)	108,189	105,720
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	217,890	183,689
Series 2020-1A, Class B, 4.335% 1/16/40 (a)	489,753	259,690
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,513,007	1,349,200
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	796,295	809,494
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 6/15/28 (a)	880,000	863,612
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	811,750	823,140
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E 3.780% 5/10/27 (a)	1,722,000	1,720,676
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	225,376	225,723
Bain Capital Credit CLO Ltd. 3 mo. USD LIBOR + 1.850% 0.739% FRN 7/19/31 (a)	1,000,000	1,001,047
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.019% FRN 1/15/29 (a)	500,000	486,462
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 2.969% FRN 1/15/29 (a)	1,500,000	1,447,245
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230% 2.365% FRN 1/20/29 (a)	990,698	979,433
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	251,425	252,455
Series 2019-A, Class B, 3.780% 9/26/33 (a)	715,007	706,427
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	651,750	646,130
Capital Automotive REIT, Series 2017-1A, Class A1 3.870% 4/15/47 (a)	583,443	581,372
CARS-DB4 LP, Series 2020-1A, Class B1 4.170% 2/15/50 (a)	1,100,000	968,488
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (a)	401,675	351,360
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	713,585	662,590
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270% 2.489% FRN 1/15/31 (a)	1,500,000	1,474,606
CIFC Funding IV Ltd., Series 2015-4A, Class A2R, 3 mo. USD LIBOR + 1.85%, 2.985% FRN 10/20/27 (a) (c)	300,000	293,229
CLI Funding LLC, Series 2019-1A, Class A 3.710% 5/18/44 (a)	727,777	716,067
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (a)	877,184	877,147
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	742,623	741,629
CNH Equipment Trust, Series 2020-A, Class B 2.300% 10/15/27	545,000	545,879
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460% 0.645% FRN 9/25/34	2,865	2,540
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	627,260	647,025
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	740,405	770,058
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (a)	1,130,745	1,127,000
Series 2016-1, Class A, 3.080% 11/20/28 (a)	431,267	431,366
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	2,778,750	2,805,417
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	953,025	1,012,460

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	$286,282	$285,116
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	96,270	96,087
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,761,031	1,619,668
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/31 (a)	1,250,000	1,238,976
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	299,324	301,625
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	609,151	584,695
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/29 (a)	500,000	488,302
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	1,463,854	1,450,426
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	763,459	777,782
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	647,878	678,349
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	1,291,996	1,343,862
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	818,297	837,181
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	188,618	194,815
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	477,784	500,269
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	155,391	163,644
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	916,651	980,590
Hilton Grand Vacations Trust Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,615,889	1,475,999
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	331,407	311,745
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	461,875	416,713
Horizon Aircraft Finance III Ltd, Series 2019-2, Class B 4.458% 11/15/39 (a)	1,757,143	972,793
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	385,110	326,649
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.544% FRN 6/15/36 (a)	2,600,000	2,541,125
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	930,000	929,757
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	834,147	761,493
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	958,344	791,535
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	2,063,000	2,038,813
Marlette Funding Trust Series 2019-2A, Class A, 3.130% 7/16/29 (a)	336,965	329,751
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	83,838	83,048
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	540,000	538,687
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070% 2.205% FRN 10/20/30 (a)	1,150,000	1,122,378
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	670,411	693,569
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	155,627	158,769
Neuberger Berman CLO Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 2.469% FRN 1/15/28 (a)	1,500,000	1,447,713
New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T3, Class CT3, 2.710% 9/15/52 (a)	887,000	807,170
Series 2019-T4, Class DT4, 2.804% 10/15/51 (a)	1,921,000	1,709,690
Series 2019-T3, Class DT3, 3.055% 9/15/52 (a)	1,500,000	1,335,000
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	579,000	550,778
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	511,397	506,666
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	403,903	411,825
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/17/27 (a)	2,150,000	2,115,858
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (a)	3,650,000	3,659,704
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	1,550,000	1,309,838
Orange Lake Timeshare Trust Series 2016-A, Class B, 2.910% 3/08/29 (a)	449,492	384,722
Series 2019-A, Class D, 4.930% 4/09/38 (a)	1,420,528	1,304,942
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	698,000	706,464
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	129,931	130,512
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650% 2.024% FRN 5/21/29 (a)	1,250,000	1,229,945
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	690,084	593,268
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (a)	670,000	656,649
Recette CLO Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700% 2.835% FRN 10/20/27 (a)	700,000	681,092
Rockford Tower CLO Ltd. Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.450% 2.669% FRN 4/15/29 (a)	550,000	528,938
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 2.719% FRN 10/15/29 (a)	1,000,000	960,425
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 2.309% FRN 1/15/30 (a)	1,250,000	1,220,670
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	1,030,000	1,087,713
Sierra Receivables Funding LLC Series 2016-3A, Class B, 2.630% 10/20/33 (a)	498,212	447,442
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	781,385	776,593
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,266,436	1,143,728
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	33,138	32,940
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	173,767	158,087
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	929,423	846,164
Series 2018-1A, Class B, 4.236% 4/20/35	1,180,813	1,153,137
Series 2019-2A, Class D, 4.540% 5/20/36 (a)	718,029	662,473
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	690,089	643,277
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	2,981,000	2,638,278
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	1,239,583	1,215,744
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	2,285,200	2,329,233
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	502,486	494,952
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	854,101	852,032
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	944,060	950,132

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + 0.730% 0.915% FRN 3/15/22 (a)	$1,340,000	$1,335,436
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	1,870,000	1,862,896
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070% 2.205% FRN 10/20/28 (a)	1,100,000	1,086,995
Trinity Rail Leasing LP Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	1,198,895	1,203,721
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	1,585,709	1,616,885
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	162,981	163,058
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,340,842
Triton Container Finance LLC Series 2017-2A, Class A, 3.620% 8/20/42 (a)	1,826,041	1,845,148
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,184,000	1,184,356
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	415,602	408,443
Series 2018-A, Class C, 4.020% 2/20/36 (a)	465,134	423,494
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	101,682	100,808
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	712,179	702,041
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	631,604	476,810
		103,536,251
Student Loans ABS — 9.6%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/25/58 (a)	530,000	462,805
College Avenue Student Loans LLC Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/26/47 (a)	1,282,166	1,196,931
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,038,000	1,002,697
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + 0.490% 1.709% FRN 1/15/37	512,355	435,824
Commonbond Student Loan Trust Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	1,464,781	1,411,852
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	185,728	182,305
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	142,045	140,559
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	87,356	84,468
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	239,786	232,692
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	182,629	181,850
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.235% FRN 2/26/35 (a)	199,927	188,041
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + 0.800% 0.985% FRN 9/25/68 (a)	1,817,738	1,731,724
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	1,365,102	1,347,246
ELFI Graduate Loan Program LLC, Series 2018-A, Class B 4.000% 8/25/42 (a)	566,989	563,245
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	418,373	414,621
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	522,946	524,860
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	452,896	436,954
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	542,089
Navient Student Loan Trust Series 2018-2A, Class A3, 1 mo. USD LIBOR + 0.750% 0.935% FRN 3/25/67 (a)	1,830,000	1,711,657
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.800% 0.985% FRN 3/25/67 (a)	2,500,000	2,467,838
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.185% FRN 2/27/68 (a)	919,000	865,496
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (a)	1,426,474	1,392,419
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.335% FRN 7/26/66 (a)	1,800,000	1,753,033
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (a)	174,154	165,352
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	208,553	209,469
Nelnet Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/27/66 (a)	1,950,000	1,899,298
Series 2007-2A, Class A4A2, 28 day ARS 1.497% FRN 6/25/35 (a)	2,800,000	2,462,294
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.618% FRN 2/25/67 (a)	1,000,000	939,203
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/54 (a)	395,000	368,150
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + 0.250% 0.563% FRN 6/15/55	1,272,778	1,112,117
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	3,391	1,732,983
Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 0.963% FRN 12/15/38	369,191	327,586
Series 2006-7, Class B, 3 mo. USD LIBOR + 0.200% 1.191% FRN 1/27/42	2,991,209	2,647,979
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 1.281% FRN 1/25/44	1,296,799	1,014,569
Series 2005-9, Class B, 3 mo. USD LIBOR + 0.300% 1.291% FRN 1/25/41	956,791	843,658
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 1.301% FRN 1/25/55	466,000	414,451
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 1.635% FRN 2/17/32 (a)	260,744	260,180
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 2.135% FRN 8/16/32 (a)	1,350,000	1,313,286
SoFi Alternative Trust, Series 2019-C, Class PT, 4.853% VRN 1/25/45 (a) (c)	2,582,566	2,804,824
SoFi Professional Loan Program LLC Series 2017-D, Class R1, 0.000% 9/25/40 (a)	2,333,800	809,969
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	929,952
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	1,727,800	681,272
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	504,386
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	3,162,200	776,320
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	121,934	121,229
		41,609,733
WL Collateral CMO — 6.2%
Angel Oak Mortgage Trust Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	1,940,976	1,915,650
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (c)	1,900,000	1,825,796
Series 2017-3, Class M1, 3.900% VRN 11/25/47 (a) (c)	650,000	646,170
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.493% VRN 8/25/34 (c)	24,936	24,224

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	$1,055,368	$1,050,830
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	1,798,000	1,638,115
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (c)	18,877	18,111
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	4,821	4,560
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (c)	457,797	456,541
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (c)	1,300,000	1,244,824
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (c)	1,069,794	1,066,533
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (c)	267,699	267,955
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (c)	1,007,366	1,013,056
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.487% VRN 8/25/34 (c)	7,251	7,271
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.687% VRN 8/25/34 (c)	45,822	44,908
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	531,730	538,239
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (c)	547,155	552,133
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	713,681	726,240
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (c)	2,441	2,393
Series 2004-A1, Class IIA2, 3.707% VRN 2/25/34 (c)	69,445	67,007
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (c)	2,432	2,306
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (c)	692,443	703,418
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (c)	1,180,316	1,201,695
Onslow Bay Financial LLC, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	1,664,826	1,697,500
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (c)	825,912	837,576
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (c)	727,355	736,849
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (c)	300,588	301,270
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (c)	591,277	600,079
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (c)	149,746	150,755
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (c)	83,803	83,463
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	1,372,537	1,346,601
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (c)	25,297	24,851
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (c)	371,383	374,381
Verus Securitization Trust Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (c)	2,551,000	2,372,423
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (c)	1,100,000	1,039,722
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	1,535,624	1,534,720
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	667,000	636,475
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	61,868	58,910
		26,813,550
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $238,673,605)		228,160,582

U.S. Government Agency Obligations and Instrumentalities — 0.7%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2014-131, Class BW 4.047% FRN 5/20/41(c)	272,083	281,752
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.214% 3.833% 3/01/37	127,131	133,847
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.636% 2.931% FRN 5/01/34	32,243	33,645
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	37,523	39,505
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	98,567	103,774
Pool #844564 5.500% 12/01/20	2,859	2,876
Government National Mortgage Association Pool #507545 7.500% 8/15/29	24,696	28,664
		342,311
Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M2 1.000% 6/25/50 (a) (b)	1,418,000	1,418,000
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.335% FRN 9/25/31 (a)	105,421	104,174
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.485% FRN 8/25/31 (a)	687,419	676,729
		2,198,903

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,829,182)		2,822,966

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note 8.000% 11/15/21 (d)	1,720,000	1,904,990

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,904,990

TOTAL BONDS & NOTES (Cost $423,006,019)		414,773,195

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $609,046)		400,632

TOTAL LONG-TERM INVESTMENTS (Cost $423,615,065)		415,173,827

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 4.6%
Commercial Paper — 4.6%
American Honda Finance Corp. 1.833% 8/13/20	$1,000,000	$999,441
1.936% 8/21/20	3,000,000	2,997,825
Bayer Corp. 0.457% 8/03/20 (a)	4,000,000	3,998,712
Daimler Finance North America LLC 1.323% 8/27/20 (a)	1,000,000	999,244
1.606% 7/13/20 (a)	4,000,000	3,999,610
First Abu Dhabi Bank PJSC 0.304% 9/28/20 (a)	1,000,000	999,475
Harley-Davidson Funding Corp. 0.203% 7/08/20 (a)	2,000,000	1,999,875
0.457% 8/05/20 (a)	3,000,000	2,998,944
Lloyds Bank PLC 0.183% 7/30/20	1,000,000	999,792
		19,992,918

TOTAL SHORT-TERM INVESTMENTS (Cost $19,981,683)		19,992,918

TOTAL INVESTMENTS — 100.8% (Cost $443,596,748) (e)		435,166,745

Other Assets/(Liabilities) — (0.8)%		(3,337,589)

NET ASSETS — 100.0%		$431,829,156

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $269,525,674 or 62.41% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	800,000	$122,640	$39,994	$82,646

Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$277,992	$569,052	$(291,060)
									$400,632	$609,046	$(208,414)

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/20	351	$48,751,731	$97,597

Short
90 Day Eurodollar	9/14/20	5	$(1,218,984)	$(27,704)
U.S. Treasury Ultra 10 Year	9/21/20	199	(31,253,245)	(86,146)
U.S. Treasury Note 2 Year	9/30/20	251	(55,423,192)	(4,668)
U.S. Treasury Note 5 Year	9/30/20	1,162	(145,719,470)	(392,952)
90 Day Eurodollar	12/14/20	5	(1,218,921)	(27,454)
90 Day Eurodollar	3/15/21	4	(975,487)	(22,513)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(45,227)
90 Day Eurodollar	3/14/22	7	(1,706,839)	(40,011)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(34,295)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(28,579)
90 Day Eurodollar	12/18/23	7	(1,703,515)	(39,223)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(102,900)
				$(851,672)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	2,000,000	$(23,376)	$7,103	$(30,479)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	2,200,000	(26,180)	9,567	(35,747)
						$(49,556)	$16,670	$(66,226)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend
USD	U.S. Dollar

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	principal amount	Value
Bonds & Notes — 71.9%
Corporate Debt — 0.9%
Pharmaceuticals — 0.3%
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875% 1.181% FRN 12/29/20	$1,020,000	$1,020,066
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust 3.156% 10/10/45 (a)	2,000,000	2,004,291

TOTAL CORPORATE DEBT (Cost $2,310,158)		3,024,357

Municipal Obligations — 0.5%
AccessLex Institute, Revenue Bonds, Series 2004-A, Class A3 1.699% FRN 7/01/39 (b)	450,000	443,524
Brazos Higher Education Authority, Inc., Revenue Bonds, Series 2006-2, Class B2 1.678% FRN 6/25/42 (b)	1,050,000	1,005,719
Northstar Education Finance, Inc., Revenue Bonds, 3 mo. USD LIBOR + 0.000% 0.987% FRN 4/28/30	128,238	128,088
		1,577,331

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,607,797)		1,577,331

Non-U.S. Government Agency Obligations — 44.3%
Auto Floor Plan ABS — 1.0%
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1 mo. USD LIBOR + 0.680% 0.865% FRN 10/17/22 (a)	3,300,000	3,277,743
Automobile ABS — 9.4%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class C, 4.530% 3/20/23 (a)	322,000	302,765
Series 2016-1A, Class C, 4.940% 6/20/22 (a)	1,150,000	1,103,558
CarMax Auto Owner Trust Series 2016-4, Class B, 1.920% 7/15/22	310,000	308,339
Series 2017-1, Class C, 2.840% 10/17/22	320,000	314,857
Exeter Automobile Receivables Trust Series 2020-2A, Class A, 1.130% 8/15/23 (a)	905,000	905,058
Series 2019-3A, Class A, 2.590% 9/15/22 (a)	246,241	246,789
Hertz Vehicle Financing II LP Series 2016-4A, Class B, 3.290% 7/25/22 (a)	2,000,000	1,895,570
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,430,000	2,324,588
Series 2019-1A, Class B, 4.100% 3/25/23 (a)	2,000,000	1,916,713
Series 2015-3A, Class D, 5.330% 9/25/21 (a)	2,232,000	1,866,158
OneMain Direct Auto Receivables Trust Series 2017-2A, Class C, 2.820% 7/15/24 (a)	8,300,000	8,287,020
Series 2017-2A, Class E, 4.740% 11/14/25 (a)	900,000	896,448
Tesla Auto Lease Trust, Series 2018-B, Class A 3.710% 8/20/21 (a)	5,373,944	5,452,265
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + 0.230% 0.415% FRN 2/15/23	5,846,900	5,846,900
		31,667,028
Commercial MBS — 2.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	1,150,000	1,060,947
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.785% FRN 12/15/36 (a)	1,200,000	1,142,761
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	1,449,000	1,430,675
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	2,340,731	2,249,589
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/15/37 (a)	250,836	242,062
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1 1.907% 6/10/50	585,157	590,165
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/15/32 (a)	869,717	817,585
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (a)	389,000	373,949
		7,907,733
Other ABS — 12.0%
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + 0.200% 0.384% FRN 6/15/41 (a)	806,704	770,781
321 Henderson Receivables LLC Series 2006-3A, Class A1, 1 mo. USD LIBOR + 0.200% 0.385% FRN 9/15/41 (a)	104,253	102,277
Series 2007-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.385% FRN 3/15/42 (a)	445,641	430,407
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	129,896	109,507
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,286,925	1,147,596
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + 0.850% 2.069% FRN 1/15/28 (a)	1,438,724	1,418,362
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M1, 1 mo. USD LIBOR + 0.410% 0.595% FRN 1/25/36	383,133	382,368
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 6/15/28 (a)	920,000	902,867
Avant Loans Funding Trust, Series 2019-B, Class A 2.720% 10/15/26 (a)	1,082,050	1,084,024

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 2.091% FRN 4/25/26 (a)	$312,603	$312,039
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + 0.890% 2.025% FRN 1/18/29 (a)	1,880,000	1,848,442
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1, 1 mo. USD LIBOR + 0.290% 0.475% FRN 10/25/36	903,124	898,708
CLI Funding V LLC, Series 2013-1A, Class Note 2.830% 3/18/28 (a)	959,689	952,203
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460% 0.645% FRN 9/25/34	1,761	1,562
KREF Ltd. Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.544% FRN 6/15/36 (a)	1,520,000	1,485,581
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.744% FRN 6/15/36 (a)	2,110,000	1,998,782
LCM Ltd., 3 mo. USD LIBOR + 1.240% 2.459% FRN 7/15/27 (a)	1,200,000	1,185,485
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	410,000	409,893
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 1.472% FRN 11/15/28 (a)	3,000,000	2,955,882
Marlette Funding Trust, Series 2019-3A, Class A 2.690% 9/17/29 (a)	2,473,694	2,486,010
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 0.800% 2.019% FRN 1/15/28 (a)	1,475,886	1,460,949
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	325,274	322,264
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + 0.820% 1.811% FRN 10/26/27 (a)	1,098,667	1,089,607
Orange Lake Timeshare Trust Series 2014-AA, Class A, 2.290% 7/09/29 (a)	561,492	560,616
Series 2016-A, Class A, 2.610% 3/08/29 (a)	785,228	761,520
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	74,246	74,578
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (a)	270,000	264,620
Sierra Receivables Funding LLC Series 2019-3A, Class C, 3.000% 8/20/36 (a)	2,269,031	2,049,179
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	627,353	583,900
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	569,193	518,204
Series 2018-1A, Class B, 4.236% 4/20/35	642,501	627,442
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	402,552	375,245
SoFi Consumer Loan Program Trust Series 2017-4, Class A, 2.500% 5/26/26 (a)	370,785	373,011
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	2,433,266	2,451,596
Series 2018-1, Class A2, 3.140% 2/25/27 (a)	2,558,211	2,579,268
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	2,068,841	2,079,087
Series 2017-2, Class A, 3.280% 2/25/26 (a)	602,833	602,182
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (a)	689,600	689,416
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2 3.730% 3/15/22 (a)	1,000,000	1,018,742
Verizon Owner Trust., Series 2018-1A, Class A1A 2.820% 9/20/22 (a)	1,262,437	1,273,479
		40,637,681
Student Loans ABS — 11.8%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + 0.100% 0.406% FRN 6/28/39	3,009,970	2,589,028
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + 0.490% 1.709% FRN 1/15/37	327,907	278,927
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (a)	43,678	42,234
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.085% FRN 10/25/44 (a)	1,140,952	1,142,298
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.185% FRN 4/25/40 (a)	276,194	260,559
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (a)	1,311,453	1,285,318
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.518% FRN 7/26/66 (a)	1,395,822	1,353,672
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	426,594	421,015
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 12/25/58 (a)	750,000	711,385
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + 0.800% 0.985% FRN 6/25/26 (a)	261,941	261,271
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 0.750% 0.935% FRN 8/25/42 (a)	1,470,043	1,366,737
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + 0.700% 1.060% FRN 8/25/48 (a)	205,499	193,061
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + 0.350% 1.237% FRN 6/28/39 (a)	298,181	262,490
Laurel Road Prime Student Loan Trust Series 2017-C, Class A1, 0.735% FRN 11/25/42 (a) (b)	102,660	97,357
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	617,539	594,233
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	3,934,501	3,732,093
Navient Student Loan Trust Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.185% FRN 2/27/68 (a)	2,758,000	2,597,431
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (a)	1,491,313	1,455,711
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (a)	1,577,307	1,545,078
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.735% FRN 7/25/68 (a)	2,550,000	1,945,457

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (a)	$153,531	$145,771
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + 0.170% 0.476% FRN 3/23/37	523,365	376,823
Series 2006-3, Class B, 3 mo. USD LIBOR + 0.250% 0.547% FRN 6/25/41	261,698	225,809
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.200% 1.191% FRN 1/25/38	397,390	341,290
Series 2004-3, Class B, 3 mo. USD LIBOR + 0.350% 1.341% FRN 10/25/40	668,679	597,501
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/41 (a)	295,000	277,999
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + 0.230% 0.543% FRN 12/15/39	328,709	288,679
Series 2005-2, Class B, 3 mo. USD LIBOR + 0.280% 0.593% FRN 3/15/40	1,097,876	957,771
SLM Student Loan Trust Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 0.963% FRN 12/15/38	251,721	223,354
Series 2006-4, Class B, 3 mo. USD LIBOR + 0.200% 1.191% FRN 1/25/70	213,674	190,666
Series 2006-5, Class B, 3 mo. USD LIBOR + 0.210% 1.201% FRN 10/25/40	263,283	235,500
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.220% 1.211% FRN 1/25/41	310,553	278,399
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 1.301% FRN 1/25/55	279,600	248,671
Series 2004-3, Class B, 3 mo. USD LIBOR + 0.470% 1.461% FRN 10/25/64	216,366	192,198
SMB Private Education Loan Trust Series 2019-A, Class A1, 1 mo. USD LIBOR + 0.350% 0.535% FRN 2/16/26 (a)	552,733	535,526
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.055% FRN 7/15/36 (a)	1,740,000	1,679,364
SoFi Alternative Trust, Series 2019-C, Class PT, 4.853% VRN 1/25/45 (a) (b)	1,497,139	1,625,985
SoFi Professional Loan Program LLC Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	1,365,918	1,374,802
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	4,905,057	4,784,693
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	2,540,000	2,686,333
South Carolina Student Loan Corp., Series 2010-1, Class A2, 3 mo. USD LIBOR + 1.000% 1.991% FRN 7/25/25	450,893	450,894
		39,853,383
WL Collateral CMO — 7.8%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	834,620	823,730
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (b)	7,147,320	7,123,115
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 1.118% FRN 8/25/49 (a)	3,263,226	3,249,055
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	941,408	937,361
Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	724,455	735,920
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,079,969	1,086,069
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	241,695	244,654
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	379,418	384,369
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	301,615	306,923
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	385,790	391,904
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	753,393	767,039
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + 0.950% 1.135% FRN 2/25/60 (a)	1,706,771	1,706,771
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	314,633	319,077
Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	301,324	305,049
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,043,657	1,023,936
Verus Securitization Trust Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	747,060	746,620
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	2,078,254	2,126,572
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	3,858,175	3,888,154
		26,166,318

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $153,112,598)		149,509,886

U.S. Government Agency Obligations and Instrumentalities — 3.0%
Whole Loans — 3.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.671% FRN 6/25/50 (a) (c)	10,160,000	10,160,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,160,000)		10,160,000

U.S. Treasury Obligations — 23.2%
U.S. Treasury Bonds & Notes — 23.2%
U.S. Treasury Inflation Index
0.125% 7/15/24	2,349,044	2,453,486
0.125% 10/15/24	8,695,998	9,107,476
0.125% 7/15/26	2,321,596	2,465,007
0.125% 1/15/30	7,974,000	8,614,328
0.250% 1/15/25	3,031,616	3,189,344
0.250% 7/15/29	2,656,758	2,906,363
0.250% 2/15/50	1,396,472	1,566,394
0.375% 7/15/25 (d)	2,595,360	2,771,644
0.375% 1/15/27	2,547,912	2,745,359
0.500% 4/15/24	3,507,960	3,686,779
0.500% 1/15/28	2,287,230	2,507,259
0.625% 4/15/23	3,737,397	3,886,022
0.625% 1/15/24	1,483,745	1,562,612
0.625% 1/15/26	3,129,883	3,388,653
0.750% 7/15/28	2,370,182	2,672,163
0.750% 2/15/42	1,248,412	1,493,772
0.750% 2/15/45	2,929,491	3,579,855
0.875% 1/15/29	3,656,232	4,165,389
0.875% 2/15/47	743,652	947,303
1.000% 2/15/49	2,552,896	3,402,107
1.375% 2/15/44	1,815,403	2,474,915
1.750% 1/15/28	1,468,932	1,752,198
2.000% 1/15/26	1,808,898	2,102,156
2.125% 2/15/40	830,543	1,223,589
2.125% 2/15/41	948,542	1,415,262
3.875% 4/15/29	1,403,649	1,983,894
		78,063,329

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,819,252)		78,063,329

TOTAL BONDS & NOTES (Cost $240,009,805)		242,334,903

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,137,772)		732,568

TOTAL LONG-TERM INVESTMENTS (Cost $241,147,577)		243,067,471

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 30.6%
Commercial Paper — 30.6%
ABB Treasury Center USA, Inc. 1.833% 7/28/20 (a)	$4,000,000	$3,997,284
American Honda Finance Corp. 1.425% 9/04/20	4,000,000	3,995,893
Aon Corp. 2.708% 7/28/20 (a)	4,000,000	3,999,026
AstraZeneca PLC 2.059% 11/02/20 (a)	4,000,000	3,992,667
Avery Dennison Corp. 0.823% 8/19/20 (a)	4,000,000	3,997,683
BASF Aktiengesellschaft 0.457% 9/17/20 (a)	4,000,000	3,990,739
Bayer Corp. 2.608% 8/05/20 (a)	4,000,000	3,998,592
Boeing Co. 2.109% 11/10/20 (a)	4,000,000	3,971,597
British Aerospace Public Ltd. Co. 1.842% 9/08/20 (a)	4,000,000	3,996,135
Canadian Natural Resources Ltd. 0.914% 7/21/20 (a)	4,000,000	3,999,323
Carnival Corp. 2.151% 8/25/20 (a)	4,000,000	3,974,122
Daimler Fin NA 1.682% 9/24/20 (a)	4,000,000	3,995,002
Ei Dupont 0.835% 12/02/20 (a)	2,000,000	1,992,965
0.866% 12/09/20 (a)	2,000,000	1,992,440
Enbridge (US), Inc. 0.813% 9/14/20 (a)	4,000,000	3,995,719
Entergy Corp. 0.660% 9/15/20 (a)	1,400,000	1,398,161
Experian Finance PLC 0.457% 9/15/20 (a)	4,000,000	3,996,287
FMC Technologies, Inc. 2.237% 7/15/20 (a)	4,000,000	3,999,550
Harley-Davidson, Inc. 0.813% 8/13/20 (a)	4,000,000	3,998,069
Magellan Midstream Holdings LP 0.456% 7/22/20 (a)	4,000,000	3,999,284
Marriott International, Inc. 1.844% 9/28/20 (a)	4,000,000	3,972,700
Nutrien Ltd. 1.904% 9/16/20 (a)	4,000,000	3,995,580
Reckitt Benckiser Treasury Services 1.843% 9/14/20 (a)	3,500,000	3,497,916
Suncor Energy, Inc. 0.559% 10/05/20 (a)	4,000,000	3,993,857
Thomson Reuters Corp. 0.406% 7/24/20 (a)	4,000,000	3,999,035
Transcanada Pipelines Ltd. 0.345% 7/23/20 (a)	4,000,000	3,999,241
Walt Disney Co. 1.834% 8/04/20 (a)	2,500,000	2,499,594
Xylem, Inc. 2.102% 11/18/20 (a)	4,000,000	3,987,937
		103,226,398

TOTAL SHORT-TERM INVESTMENTS (Cost $103,130,338)		103,226,398

TOTAL INVESTMENTS — 102.7% (Cost $344,277,915) (e)		346,293,869

Other Assets/(Liabilities) — (2.7)%		(9,141,603)

NET ASSETS — 100.0%		$337,152,266

Abbreviation Legend
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $244,458,831 or 72.51% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	A portion of this security is pledged/held as collateral for open derivatives.
(e)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,219,750	$186,988	$60,978	$126,010

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$366,102	$709,401	$(343,299)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	179,478	367,393	(187,915)
									545,580	1,076,794	(531,214)
									$732,568	$1,137,772	$(405,204)

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/20	44	$7,854,672	$2,078
U.S. Treasury Note 2 Year	9/30/20	43	9,490,072	5,537
U.S. Treasury Note 5 Year	9/30/20	20	2,507,117	7,727
				$15,342
Short
U.S. Treasury Ultra 10 Year	9/21/20	55	$(8,639,753)	$(21,888)
U.S. Treasury Ultra Bond	9/21/20	21	(4,592,267)	10,986
				$(10,902)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	1,600,000	$(18,701)	$5,682	$(24,383)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.790%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	1/22/22	USD	3,400,000	$(76,081)	$—	$(76,081)
1.823%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/04/22	USD	5,500,000	(129,377)	—	(129,377)
1.505%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/14/22	USD	6,000,000	(105,403)	—	(105,403)
1.180%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	6/22/22	USD	1,000,000	199	—	199
1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	11/08/22	USD	2,500,000	(50,132)	—	(50,132)
								$(360,794)	$—	$(360,794)

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
1.00%	USD	56,910,635	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	171,545	Maturity	Barclays Bank PLC	10/30/20	$886,268	$—	$886,268
1.74%	USD	25,773,818	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	BNP Paribas SA	7/31/20	1,022,277	—	1,022,277
1.74%	USD	25,773,818	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	79,532	Maturity	Goldman Sachs International	7/31/20	1,022,277	—	1,022,277
1.40%	USD	38,850,986	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	118,249	Maturity	Goldman Sachs International	8/31/20	989,543	—	989,543
0.31%	USD	47,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	141,247	Maturity	Goldman Sachs International	11/30/20	588,944	—	588,944
									$4,509,309	$—	$4,509,309

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S Dollar

MassMutual Premier Core Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.2%
Preferred Stock — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	130,000	$3,311,100

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,311,100

TOTAL EQUITIES (Cost $3,250,000)		3,311,100

	Principal Amount
Bonds & Notes — 99.8%
Corporate Debt — 39.5%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp. 4.500% 6/01/42	$1,375,000	1,713,679
Agriculture — 0.8%
BAT Capital Corp. 4.700% 4/02/27	1,175,000	1,342,952
4.758% 9/06/49	805,000	893,873
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,383,000	1,430,192
4.350% 3/15/24	2,120,000	2,316,660
Imperial Brands Finance PLC 3.500% 7/26/26 (a)	1,675,000	1,788,472
3.875% 7/26/29 (a)	1,842,000	1,939,401
Reynolds American, Inc. 5.850% 8/15/45	1,025,000	1,259,885
		10,971,435
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	160,514	115,398
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,263,103	1,070,093
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	474,779	355,702
		1,541,193
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3.087% 1/09/23	1,790,000	1,704,975
4.140% 2/15/23	2,355,000	2,304,250
5.085% 1/07/21	1,163,000	1,161,895
General Motors Co. 4.200% 10/01/27	1,290,000	1,314,448
5.150% 4/01/38	785,000	752,403
General Motors Financial Co., Inc. 3.500% 11/07/24	2,990,000	3,029,973
4.150% 6/19/23	3,064,000	3,202,592
4.200% 11/06/21	1,466,000	1,503,414
Hyundai Capital America 2.850% 11/01/22 (a)	2,185,000	2,229,617
3.000% 2/10/27 (a)	5,775,000	5,703,772
		22,907,339
Banks — 5.8%
Associated Banc-Corp. 4.250% 1/15/25	2,580,000	2,705,600
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	1,730,000	1,830,592
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	925,000	1,032,375
4.183% 11/25/27	1,380,000	1,579,352
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,367,064
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	725,371
6.110% 1/29/37	1,275,000	1,795,103
7.750% 5/14/38	1,055,000	1,724,733
The Bank of Nova Scotia 4.500% 12/16/25	1,885,000	2,141,747
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,550,000	3,348,040
Barclays Bank PLC 10.179% 6/12/21 (a)	5,444,000	5,887,114
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	2,290,000	2,269,059
4.337% 1/10/28	1,600,000	1,776,273
BPCE SA 4.625% 7/11/24 (a)	1,600,000	1,745,106
Citigroup, Inc. 3.875% 3/26/25	1,846,000	2,012,393
4.450% 9/29/27	1,075,000	1,227,292
6.000% 10/31/33	510,000	672,881
6.625% 6/15/32	500,000	685,567
8.125% 7/15/39	225,000	389,659
Credit Suisse AG 6.500% 8/08/23 (a)	3,806,000	4,149,530
Deutsche Bank AG 3.150% 1/22/21	2,505,000	2,516,743
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	3,275,000	3,305,949
First Republic Bank 4.375% 8/01/46	4,530,000	5,261,156
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,517,151
The Goldman Sachs Group, Inc. 4.250% 10/21/25	375,000	422,134
5.950% 1/15/27	1,333,000	1,651,426
6.250% 2/01/41	440,000	659,698
6.750% 10/01/37	1,065,000	1,550,494
HSBC Holdings PLC 4.250% 3/14/24	2,041,000	2,202,113

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 8/18/25	$1,328,000	$1,448,869
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,431,788
5.600% 7/15/41	1,225,000	1,768,606
Lloyds Banking Group PLC 1 year CMT + 3.500% 3.870% VRN 7/09/25	1,815,000	1,970,925
Morgan Stanley 4.350% 9/08/26	3,925,000	4,525,841
5.000% 11/24/25	1,250,000	1,459,894
SVB Financial Group 3.125% 6/05/30	670,000	718,352
The Toronto-Dominion Bank 5 year USD Swap + 2.205% 3.625% VRN 9/15/31	1,500,000	1,687,545
Truist Bank 2.250% 3/11/30	1,755,000	1,771,427
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,828,420
Wells Fargo & Co. 5.375% 11/02/43	851,000	1,153,121
5.606% 1/15/44	620,000	855,155
		78,771,658
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,975,000	6,087,834
Molson Coors Beverage Co. 4.200% 7/15/46	1,689,000	1,643,614
5.000% 5/01/42	350,000	370,783
		8,102,231
Chemicals — 0.9%
CF Industries, Inc. 3.400% 12/01/21 (a)	650,000	662,733
DuPont de Nemours, Inc. 5.319% 11/15/38	2,075,000	2,630,822
Huntsman International LLC 5.125% 11/15/22	1,137,000	1,204,425
Syngenta Finance NV 4.441% 4/24/23 (a)	2,400,000	2,518,927
Yara International ASA 3.148% 6/04/30 (a)	500,000	516,877
4.750% 6/01/28 (a)	3,932,000	4,522,612
		12,056,396
Commercial Services — 0.2%
Cintas Corp. No 2 3.700% 4/01/27	1,675,000	1,902,344
ERAC USA Finance LLC 6.700% 6/01/34 (a)	355,000	454,707
PayPal Holdings, Inc. 3.250% 6/01/50	950,000	1,028,746
		3,385,797
Computers — 1.0%
Apple, Inc. 1.650% 5/11/30	1,560,000	1,594,542
2.650% 5/11/50	955,000	1,000,336
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	3,164,000	3,627,448
Genpact Luxembourg Sarl 3.375% 12/01/24	4,235,000	4,370,263
3.700% STEP 4/01/22	2,295,000	2,356,470
Leidos, Inc. 4.375% 5/15/30 (a)	785,000	884,263
		13,833,322
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 9/15/23 (c)	1,840,000	1,840,216
6.500% 7/15/25	885,000	927,927
Aircastle Ltd. 4.400% 9/25/23	3,835,000	3,720,286
5.000% 4/01/23	1,950,000	1,899,931
Antares Holdings LP 6.000% 8/15/23 (a)	3,935,000	3,774,417
8.500% 5/18/25 (a)	1,185,000	1,183,330
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,380,000	2,525,427
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (a)	1,740,000	1,405,443
Brookfield Finance, Inc. 4.350% 4/15/30	4,185,000	4,745,820
4.850% 3/29/29	2,168,000	2,551,845
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	790,000	803,235
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (a)	1,725,000	1,155,750
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,269,254
3.750% 2/13/25	210,000	222,972
4.500% 9/19/28	2,055,000	2,317,863
LeasePlan Corp. NV 2.875% 10/24/24 (a)	1,930,000	1,973,454
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,429,294
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	2,225,000	2,029,854
5.250% 8/15/22 (a)	6,015,000	5,646,118
5.500% 2/15/24 (a)	685,000	626,665
		42,049,101
Electric — 1.5%
Appalachian Power Co. 4.500% 3/01/49	1,500,000	1,860,292
Avangrid, Inc. 3.800% 6/01/29	1,931,000	2,235,488
CenterPoint Energy, Inc. 4.250% 11/01/28	2,000,000	2,325,466
The Cleveland Electric Illuminating Co. 5.950% 12/15/36	589,000	761,757
CMS Energy Corp. 4.700% 3/31/43	655,000	787,670
4.875% 3/01/44	700,000	908,264

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Progress, Inc. 6.125% 9/15/33	$37,000	$50,906
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	1,505,000	1,474,900
IPALCO Enterprises, Inc. 3.700% 9/01/24	2,040,000	2,180,962
ITC Holdings Corp. 2.950% 5/14/30 (a)	1,220,000	1,299,389
Nevada Power Co. 6.650% 4/01/36	1,000,000	1,418,036
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	212,246
Pacific Gas and Electric Co. 2.500% 2/01/31	1,035,000	1,012,572
PPL Capital Funding, Inc. 4.000% 9/15/47	1,050,000	1,133,054
Southwestern Electric Power Co. 6.200% 3/15/40	1,815,000	2,496,116
		20,157,118
Electronics — 0.1%
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	766,414
Environmental Controls — 0.1%
Waste Management, Inc. 3.450% 6/15/29	979,000	1,008,442
Foods — 0.4%
Ingredion, Inc. 3.200% 10/01/26	765,000	828,798
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	928,000	951,200
Kraft Heinz Foods Co. 3.950% 7/15/25	791,000	839,276
Mars, Inc. 3.950% 4/01/49 (a)	2,185,000	2,722,368
		5,341,642
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,260,537
Gas — 0.3%
CenterPoint Energy Resources Corp. 6.625% 11/01/37	1,500,000	2,119,670
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,650,662
		3,770,332
Health Care – Products — 0.1%
Dentsply Sirona, Inc. 3.250% 6/01/30	820,000	862,080
Health Care – Services — 0.4%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	1,087,960
City of Hope 4.378% 8/15/48	1,275,000	1,559,159
Humana, Inc. 4.800% 3/15/47	780,000	1,016,732
UnitedHealth Group, Inc. 3.125% 5/15/60	1,150,000	1,231,066
		4,894,917
Insurance — 5.6%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	5,134,209
American International Group, Inc. 3.400% 6/30/30	840,000	908,177
4.200% 4/01/28	1,300,000	1,472,297
4.500% 7/16/44	1,200,000	1,397,972
4.750% 4/01/48	450,000	542,573
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	3,920,000	4,045,803
AmTrust Financial Services, Inc. 6.125% 8/15/23	4,330,000	4,017,547
Arch Capital Group US, Inc. 5.144% 11/01/43	500,000	626,987
Athene Global Funding 2.500% 1/14/25 (a)	3,535,000	3,529,424
Athene Holding Ltd. 4.125% 1/12/28	8,157,000	8,414,950
6.150% 4/03/30	590,000	679,115
AXIS Specialty Finance LLC 3.900% 7/15/29	1,505,000	1,609,243
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,565,625
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	2,903,100
Brighthouse Financial, Inc. 3.700% 6/22/27	1,600,000	1,631,136
4.700% 6/22/47	1,525,000	1,386,170
Brown & Brown, Inc. 4.200% 9/15/24	1,278,000	1,385,768
CNO Financial Group, Inc. 5.250% 5/30/25	3,264,000	3,612,505
Enstar Group Ltd. 4.500% 3/10/22	1,815,000	1,838,820
4.950% 6/01/29	2,050,000	2,159,020
Equitable Financial Life Global Funding 1.400% 7/07/25 (a) (c)	1,460,000	1,460,856
Equitable Holdings, Inc. 5.000% 4/20/48	1,250,000	1,430,140
Markel Corp. 3.350% 9/17/29	715,000	763,413
Metropolitan Life Global Funding I 2.950% 4/09/30 (a)	2,530,000	2,772,581
New York Life Insurance Co. 3.750% 5/15/50 (a)	695,000	784,885
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (b)	1,950,000	1,930,500
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,383,200
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	3,380,000	3,788,152
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	691,860

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reinsurance Group of America, Inc. 3.150% 6/15/30	$1,590,000	$1,649,595
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (a)	1,025,000	1,216,578
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,601,554
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	1,010,000	949,400
Willis North America, Inc. 2.950% 9/15/29	1,200,000	1,270,269
4.500% 9/15/28	2,135,000	2,488,909
XLIT Ltd. 4.450% 3/31/25	2,564,000	2,888,284
		75,930,617
Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	2,055,000	2,673,324
Investment Companies — 1.3%
Ares Capital Corp. 3.500% 2/10/23	3,465,000	3,482,714
4.200% 6/10/24	2,100,000	2,150,257
BlackRock TCP Capital Corp. 3.900% 8/23/24	4,215,000	4,114,092
4.125% 8/11/22	2,810,000	2,817,046
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	4,505,000	4,494,039
		17,058,148
Iron & Steel — 0.2%
Vale Overseas Ltd. 6.250% 8/10/26	1,550,000	1,823,187
6.875% 11/21/36	825,000	1,077,863
		2,901,050
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.250% 4/09/50	1,065,000	1,187,197
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 1.950% 7/02/23 (c)	755,000	759,955
3.875% 10/15/21	2,870,000	2,941,381
		3,701,336
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,905,000	2,518,880
Comcast Corp. 3.400% 7/15/46	1,450,000	1,610,852
3.450% 2/01/50	1,675,000	1,921,484
3.969% 11/01/47	660,000	782,545
4.750% 3/01/44	925,000	1,217,819
Discovery Communications LLC 3.950% 3/20/28	1,907,000	2,130,973
4.650% 5/15/50	705,000	804,379
5.000% 9/20/37	975,000	1,153,988
Grupo Televisa SAB 6.625% 3/18/25	2,637,000	3,101,451
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	870,367
		16,112,738
Mining — 1.1%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	857,000	922,929
Glencore Funding LLC 3.875% 10/27/27 (a)	950,000	1,009,774
4.000% 4/16/25 (a)	2,150,000	2,336,358
4.625% 4/29/24 (a)	4,085,000	4,471,474
Kinross Gold Corp. 4.500% 7/15/27	996,000	1,086,378
5.125% 9/01/21	3,325,000	3,417,048
Teck Resources Ltd. 6.000% 8/15/40	1,075,000	1,138,375
		14,382,336
Miscellaneous - Manufacturing — 0.2%
Carlisle Cos., Inc. 2.750% 3/01/30	1,793,000	1,845,481
General Electric Co. 6.875% 1/10/39	429,000	527,017
		2,372,498
Oil & Gas — 2.2%
Cenovus Energy, Inc. 4.250% 4/15/27	1,475,000	1,335,892
6.750% 11/15/39	1,176,000	1,145,027
Diamondback Energy, Inc. 2.875% 12/01/24	2,275,000	2,276,315
3.250% 12/01/26	1,420,000	1,427,724
EOG Resources, Inc. 4.950% 4/15/50	210,000	267,870
EQT Corp. 3.900% 10/01/27	5,620,000	4,565,070
6.125% STEP 2/01/25	2,200,000	2,192,344
Marathon Petroleum Corp. 4.500% 4/01/48	495,000	505,448
4.750% 9/15/44	625,000	651,536
6.500% 3/01/41	1,060,000	1,312,048
Newfield Exploration Co. 5.375% 1/01/26	1,875,000	1,755,811
5.625% 7/01/24	1,200,000	1,146,658
5.750% 1/30/22	2,110,000	2,114,023
Occidental Petroleum Corp. 6.600% 3/15/46	1,228,000	1,068,937
Ovintiv, Inc. 6.500% 2/01/38	530,000	456,527
Patterson-UTI Energy, Inc. 3.950% 2/01/28	2,060,000	1,555,458

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos
5.350% 2/12/28	$1,925,000	$1,617,000
6.375% 1/23/45	640,000	477,408
6.500% 3/13/27	295,000	266,243
6.625% 6/15/38	202,000	157,204
Saudi Arabian Oil Co. 4.250% 4/16/39 (a)	2,580,000	2,870,098
		29,164,641
Oil & Gas Services — 0.3%
National Oilwell Varco, Inc.
3.600% 12/01/29	2,155,000	2,108,731
3.950% 12/01/42	1,778,000	1,485,904
		3,594,635
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625% 4/28/26	3,960,000	4,341,885
WRKCo, Inc.
3.000% 6/15/33	890,000	927,006
		5,268,891
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.050% 11/21/39 (a)	1,345,000	1,572,924
4.700% 5/14/45	1,465,000	1,841,514
Bristol-Myers Squibb Co.
4.350% 11/15/47 (a)	1,150,000	1,518,649
Cigna Corp.
4.800% 7/15/46 (a)	1,105,000	1,387,393
CVS Health Corp.
4.300% 3/25/28	1,325,000	1,549,678
5.050% 3/25/48	370,000	484,660
6.125% 9/15/39	895,000	1,273,849
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,820,241	2,035,004
McKesson Corp.
4.883% 3/15/44	800,000	967,668
Mylan NV
3.950% 6/15/26	2,765,000	3,091,413
5.250% 6/15/46	1,750,000	2,169,931
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60 (c)	1,300,000	1,298,053
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	1,352,000	1,324,473
Upjohn, Inc.
2.700% 6/22/30 (a)	1,650,000	1,693,382
Zoetis, Inc.
4.450% 8/20/48	505,000	651,614
		22,860,205
Pipelines — 2.1%
Cheniere Energy Partners LP
4.500% 10/01/29 (c)	1,440,000	1,478,997
Energy Transfer Operating LP
4.200% 4/15/27	2,425,000	2,535,224
5.875% 1/15/24	1,125,000	1,252,466
6.125% 12/15/45	1,385,000	1,427,411
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,022,362
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	2,288,440
4.850% 7/15/26	996,000	737,339
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,000,000	935,000
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,120,000	1,002,400
EQM Midstream Partners LP
4.750% 7/15/23	2,870,000	2,889,315
MPLX LP
4.500% 4/15/38	1,115,000	1,115,210
6.250% 10/15/22	624,000	631,184
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	3,550,000	3,159,500
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	1,848,613
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,538,250
4.500% 12/15/26	589,000	617,666
4.700% 6/15/44	1,525,000	1,389,964
6.650% 1/15/37	475,000	515,638
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	500,000	478,876
		27,863,855
Private Equity — 0.5%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,045,000	939,816
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,394,320
Hercules Capital, Inc.
4.625% 10/23/22	3,220,000	3,102,177
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (a)	1,480,000	1,699,062
		7,135,375
Real Estate Investment Trusts (REITS) — 2.0%
Alexandria Real Estate Equities, Inc.
2.750% 12/15/29	1,035,000	1,104,089
American Tower Trust #1
3.652% 3/15/48 (a)	1,810,000	1,954,111
Crown Castle International Corp.
5.200% 2/15/49	729,000	966,799
Healthcare Trust of America Holdings LP
3.500% 8/01/26	2,375,000	2,565,922
Highwoods Realty LP
4.125% 3/15/28	625,000	668,464
Service Properties Trust
4.500% 6/15/23	953,000	912,432
4.950% 10/01/29	1,445,000	1,225,543
Spirit Realty LP
3.200% 1/15/27	2,455,000	2,345,298
3.400% 1/15/30	490,000	463,671
4.000% 7/15/29	2,405,000	2,370,166
4.450% 9/15/26	298,000	308,890

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Store Capital Corp.
4.625% 3/15/29	$1,733,000	$1,772,036
Tanger Properties LP
3.875% 12/01/23	1,777,000	1,746,103
UDR, Inc.
3.200% 1/15/30	950,000	1,035,373
Vereit Operating Partnership LP
3.100% 12/15/29	3,615,000	3,484,151
3.400% 1/15/28	710,000	715,480
4.625% 11/01/25	2,525,000	2,730,460
WP Carey, Inc.
4.250% 10/01/26	1,036,000	1,130,991
		27,499,979
Retail — 0.5%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	3,375,000	3,442,871
O'Reilly Automotive, Inc.
4.200% 4/01/30	1,205,000	1,411,114
Starbucks Corp.
2.550% 11/15/30	2,205,000	2,312,930
		7,166,915
Semiconductors — 0.2%
KLA Corp.
3.300% 3/01/50	2,240,000	2,313,661
Software — 0.6%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,600,000	1,710,244
Microsoft Corp.
4.450% 11/03/45	2,560,000	3,481,181
Oracle Corp.
2.950% 4/01/30	1,600,000	1,781,818
3.600% 4/01/50	1,215,000	1,352,149
		8,325,392
Telecommunications — 1.1%
AT&T, Inc.
2.300% 6/01/27	1,240,000	1,283,735
4.750% 5/15/46	4,225,000	5,065,099
5.250% 3/01/37	1,713,000	2,118,040
6.250% 3/29/41	15,000	20,567
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	2,002,140
Qwest Corp
6.750% 12/01/21	908,000	959,580
T-Mobile USA, Inc.
2.050% 2/15/28 (a)	1,370,000	1,370,644
Telefonica Emisiones SAU
4.665% 3/06/38	1,040,000	1,244,669
Verizon Communications, Inc.
6.550% 9/15/43	996,000	1,583,755
		15,648,229
Transportation — 0.4%
Autoridad del Canal de Panama
4.950% 7/29/35 (a)	1,340,000	1,527,614
CSX Corp.
4.750% 11/15/48	820,000	1,088,669
Kansas City Southern
2.875% 11/15/29	840,000	886,618
Norfolk Southern Corp.
4.050% 8/15/52	1,180,000	1,411,022
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (a)	845,000	849,883
		5,763,806

TOTAL CORPORATE DEBT (Cost $507,520,246)		532,318,461

Municipal Obligations — 0.5%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	3,050,000	3,805,851
New York City Water & Sewer System, Revenue Bonds
5.882% 6/15/44	390,000	612,132
State of California BAB, General Obligation
7.600% 11/01/40	900,000	1,652,193
		6,070,176

TOTAL MUNICIPAL OBLIGATIONS (Cost $5,081,985)		6,070,176

Non-U.S. Government Agency Obligations — 32.7%
Automobile ABS — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,577,000	1,482,797
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	2,109,000	2,076,742
Hertz Vehicle Financing LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	2,938,000	2,801,028
Series 2019-3A, Class C, 3.430% 12/26/25 (a)	2,971,400	2,666,327
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	2,383,000	2,368,505
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	1,111,000	1,065,012
Series 2019-A, Class C, 3.000% 1/26/32 (a)	717,000	712,218
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,408,000	1,400,756
		14,573,385
Commercial MBS — 5.9%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (d)	4,140,000	3,884,612
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.535% FRN 9/15/34 (a)	760,000	635,571
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	917,000	986,194
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	946,620
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	684,276	714,972

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BBCMS Mortgage Trust
Series 2020-C7, Class AS, 2.444% 4/15/53	$1,784,000	$1,847,602
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,200,000	1,864,940
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,590,000	1,223,976
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,220,000	856,324
Benchmark Mortgage Trust
Series 2019-B14, Class AS, 3.352% 12/15/62	3,650,000	3,965,793
Series 2019-B9, Class A4, 3.751% 3/15/52	5,243,000	6,046,438
Series 2019-B9, Class A5, 4.016% 3/15/52	6,400,000	7,563,818
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (a)	5,180,000	4,895,324
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	4,800,000	4,428,301
BX Commercial Mortgage Trust
Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 1.085% FRN 11/15/35 (a)	770,000	762,211
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	2,142,000	2,114,912
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (a)	2,054,111	1,971,609
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	2,497,417	2,400,174
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.935% FRN 12/15/37 (a)	1,104,426	1,065,793
Century Plaza Towers
Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (a) (d)	1,256,000	1,232,105
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (a) (d)	1,961,000	1,769,165
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,135,501
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,240,654
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (d)	1,050,000	1,037,649
DBUBS Mortgage Trust, Series 2011-LC1A, Class B,
5.471% VRN 11/10/46 (a) (d)	860,000	866,051
GS Mortgage Securities Trust
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (d)	1,357,000	1,221,372
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	795,746
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (d)	2,900,000	2,936,098
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	2,800,000	2,813,386
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.324% VRN 10/15/50 (d)	2,900,000	2,658,853
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.985% FRN 5/15/36 (a)	1,730,000	1,663,064
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/06/30 (a)	1,185,000	1,216,616
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (a) (d)	1,278,000	1,288,129
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	595,000	566,006
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	1,220,000	1,105,080
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,812,760
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	740,000	826,890
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	825,000	830,465
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,710,899
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,400,000	1,602,394
Series 2018-C45, Class B, 4.556% 6/15/51	390,000	409,354
		79,913,421
Other ABS — 14.8%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	2,865,072	2,983,865
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,934,608	1,703,669
Series 2019-1, Class A, 3.844% 5/15/39 (a)	2,424,978	2,190,989
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,756,479	1,566,313
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	2,330,619	2,369,251
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850%
4.069% FRN 7/15/32 (a)	1,000,000	975,302
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
2.835% FRN 10/20/31 (a)	2,610,000	2,544,220
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (a)	2,101,000	2,130,479
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
3.385% FRN 10/20/31 (a)	1,400,000	1,316,078
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.649% FRN 11/27/31 (a)	2,384,880	2,311,819
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
4.819% FRN 1/15/28 (a)	1,000,000	928,864
Ballyrock CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100%
4.477% FRN 11/20/30 (a)	800,000	782,618
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
2.225% FRN 4/20/31 (a)	1,920,000	1,859,624
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
4.719% FRN 1/15/29 (a)	700,000	646,337
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
3.169% FRN 10/15/32 (a)	750,000	721,650
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
3.019% FRN 7/15/32 (a)	2,750,000	2,638,498
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	522,493	524,633
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (a)	1,221,000	1,210,471
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
3.969% FRN 10/15/32 (a)	400,000	388,185
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,043,918	1,030,326

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	$903,396	$906,325
Carlyle Global Market Strategies CLO Ltd.
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 2.935% FRN 1/20/31 (a)	1,080,000	1,025,936
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.737% FRN 7/28/28 (a)	310,000	281,260
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	612,082	605,322
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	493,000	454,050
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	2,929,056	2,562,155
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	3,081,388	2,861,184
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
3.319% FRN 1/15/31 (a)	1,200,000	1,169,225
CIFC Funding Ltd.
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 0.000% FRN 7/15/32 (a) (c)	800,000	800,000
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 2.315% FRN 11/16/30 (a)	2,100,000	2,068,674
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
2.335% FRN 10/20/30 (a)	2,120,000	2,071,596
CLI Funding V LLC, Series 2014-1A, Class A
3.290% 6/18/29 (a)	804,086	804,052
CLI Funding VI LLC, Series 2017-1A, Class A
3.620% 5/18/42 (a)	2,035,463	2,032,738
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
0.645% FRN 9/25/34	8,766	7,772
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
2.323% FRN 10/23/31 (a)	1,299,146	1,251,500
Cronos Containers Program Ltd., Series 2014-2A, Class A
3.270% 11/18/29 (a)	417,593	410,256
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,922,473	2,109,909
Diamond Resorts Owner Trust, Series 2016-1, Class A
3.080% 11/20/28 (a)	832,791	832,983
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,383,050	1,449,242
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,483,575	1,576,098
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	653,250	699,550
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,609,375	3,669,910
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
2.292% FRN 5/15/32 (a)	1,700,000	1,658,231
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750%
2.969% FRN 10/15/30 (a)	1,700,000	1,647,987
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
2.585% FRN 4/20/31 (a)	3,500,000	3,469,133
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
3.169% FRN 10/15/32 (a)	1,300,000	1,275,450
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
2.422% FRN 4/15/33 (a)	1,000,000	976,022
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	411,849	415,015
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.286% FRN 11/16/32 (a)	1,300,000	1,248,350
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 3.086% FRN 11/16/32 (a)	250,000	242,049
Global Container Assets Ltd., Series 2015-1A, Class A2
3.450% 2/05/30 (a)	745,436	742,274
Global SC Finance SRL, Series 2014-1A, Class A1
3.190% 7/17/29 (a)	204,167	202,962
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
3.835% FRN 10/20/32 (a)	500,000	495,739
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	3,892,711	3,857,003
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,629,071	1,659,633
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	774,347	809,182
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,647,487	1,724,970
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	2,022,549	2,103,742
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (a)	1,462,820	1,432,185
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	936,125	955,260
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	934,324	955,886
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	282,928	292,222
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	927,736	971,396
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	227,536	239,621
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,649,972	1,765,063
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 2.985% FRN 7/18/31 (a)	1,700,000	1,618,993
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 3.369% FRN 10/15/30 (a)	1,000,000	944,180
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,544,277	1,358,381
Series 2018-1, Class A, 4.458% 12/15/38 (a)	1,119,159	1,009,727
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,971,839	2,569,597
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
2.371% FRN 10/26/32 (a)	900,000	882,959
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,587,490	1,629,880
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A
3.870% 3/15/58 (a)	652,466	611,288
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 2.495% FRN 4/20/32 (a)	1,800,000	1,783,107
Series 25, Class B1, 3 mo. USD LIBOR + 2.000% 3.219% FRN 4/15/32 (a)	1,500,000	1,465,441
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,142,041	1,783,182
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	2,248,400	2,052,566

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	$2,629,521	$2,171,827
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.819% FRN 7/15/30 (a)	2,090,000	2,005,127
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 3.335% FRN 10/18/30 (a)	680,000	653,142
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
2.791% FRN 7/25/31 (a)	2,830,000	2,690,351
Mariner Finance Issuance Trust, Series 2018-AA, Class A
4.200% 11/20/30 (a)	2,235,000	2,208,796
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	635,544	654,072
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	278,117	281,007
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	302,842	308,957
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
2.385% FRN 10/20/30 (a)	1,850,000	1,786,327
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	221,232	218,323
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,190,000	2,244,081
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
3.335% FRN 10/20/30 (a)	1,180,000	1,133,298
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 2.428% FRN 10/22/32 (a)	1,250,000	1,226,881
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 3.748% FRN 10/22/32 (a)	1,000,000	983,511
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (a)	10,200,000	10,227,118
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	1,894,000	1,916,967
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	278,423	279,669
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,809,948	1,556,019
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,970,075	2,493,823
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.035% FRN 2/25/23 (a)	1,180,000	1,156,486
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
2.841% FRN 10/25/31 (a)	1,030,000	995,038
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	93,892	93,329
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	660,492	624,976
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,892,516	1,764,138
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	1,083,851	1,043,430
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.686% FRN 8/18/31 (a)	1,660,000	1,551,977
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (a)	3,622,972	3,418,294
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,467,658	1,463,030
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800%
0.985% FRN 11/25/35 (a)	1,449,456	1,378,166
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	221,752	225,710
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	632,539	629,098
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,865,539	2,021,811
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (a)	1,418,400	1,488,882
Series 2016-1A, Class A23, 4.970% 5/25/46 (a)	1,940,000	2,016,187
TAL Advantage VI LLC, Series 2017-1A, Class A
4.500% 4/20/42 (a)	1,714,980	1,710,826
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (a)	489,600	497,666
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
2.835% FRN 1/20/31 (a)	2,440,000	2,325,420
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
3.035% FRN 10/20/32 (a)	250,000	243,797
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	4,005,592
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,366,445	4,452,291
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,411,525
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	219,670	219,773
Triton Container Finance LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (a)	660,251	650,635
Series 2017-2A, Class A, 3.620% 8/20/42 (a)	2,488,718	2,514,758
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,546,243	2,182,021
Voya CLO Ltd.
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 2.835% FRN 10/20/31 (a)	1,500,000	1,426,392
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 2.985% FRN 10/17/32 (a)	1,500,000	1,452,794
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,893,513	4,466,100
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,718,600	635,586
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	3,083,481	2,686,265
Wendy's Funding LLC, Series 2015-1A, Class A23
4.497% 6/15/45 (a)	3,048,000	3,057,209
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (a)	522,794	520,984
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,200,937	906,611
		198,597,697
Student Loans ABS — 10.1%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,540,553
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,441,324
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	875,000	691,187
ECMC Group Student Loan Trust

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-2A, Class A, 1 mo. USD LIBOR + 0.800% 0.985% FRN 9/25/68 (a)	$4,748,377	$4,523,688
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (a)	2,047,146	2,006,350
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.518% FRN 7/26/66 (a)	2,892,547	2,805,199
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150
3.600% FRN 12/01/47 (a)	1,946,337	1,920,879
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 28 day ARS 0.000% FRN 2/01/43 (a)	1,300,000	1,199,354
Series 2003-2, Class 2A1, 28 day ARS 0.000% FRN 8/01/43 (a)	1,950,000	1,800,809
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.185% FRN 11/25/33 (a)	1,139,834	1,047,097
Higher Education Funding I
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	523,611
Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	531,440
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	530,429
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	433,671
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720%
0.905% FRN 12/15/59 (a)	848,845	810,553
Navient Private Education Refi Loan Trust
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	1,512,000	1,558,653
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,535,004
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,489,191
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 2/25/70 (a)	2,705,350	2,563,322
Series 2018-2A, Class A3, 1 mo. USD LIBOR + 0.750% 0.935% FRN 3/25/67 (a)	3,320,000	3,105,301
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.800% 0.985% FRN 3/25/67 (a)	4,650,000	4,590,179
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.085% FRN 12/27/67 (a)	3,100,000	3,091,227
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.185% FRN 2/27/68 (a)	1,548,000	1,457,876
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (a)	3,241,986	3,164,589
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (a)	2,385,041	2,336,307
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (a)	6,800,000	6,310,864
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/26/49	2,500,000	2,058,560
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/58	1,200,000	981,818
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,849,863
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	738,534
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (a)	398,772	400,523
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/27/66 (a)	4,500,000	4,382,996
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/50 (a)	975,000	902,516
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 5/26/54 (a)	1,300,000	1,235,836
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 5/26/54 (a)	1,130,000	1,066,414
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/54 (a)	1,100,000	1,025,228
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 1.835% FRN 9/26/67 (a)	3,800,000	3,613,958
Series 2019-5, Class A, 2.530% 10/25/67 (a)	9,922,201	9,918,847
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,692,084
SLC Student Loan Trust
Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 0.482% FRN 2/15/68	8,400,000	7,120,786
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.592% FRN 2/15/45	1,578,660	1,392,823
SLM Student Loan Trust
Series 2002-7, Class B, 28 day ARS 0.000% FRN 12/15/39	3,800,000	3,532,744
Series 2006-2, Class R, 0.000% 1/25/41	9,078	4,639,345
Series 2006-5, Class B, 3 mo. USD LIBOR + 0.210% 1.201% FRN 10/25/40	1,847,598	1,652,633
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 1.301% FRN 1/25/55	1,355,637	1,205,677
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 1.591% FRN 10/25/65 (a)	9,670,000	9,111,531
SMB Private Education Loan Trust, Series 2017-A, Class B
3.500% 6/17/41 (a)	1,800,000	1,790,255
SoFi Alternative Trust, Series 2019-C, Class PT,
4.853% VRN 1/25/45 (a) (d)	6,954,241	7,552,730
SoFi Professional Loan Program LLC
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,647,800	1,613,065
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,470,600	1,673,922
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,139,900	1,238,063
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	5,678,800	1,383,924
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	8,126,500	1,995,056
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
1.673% FRN 8/01/35	3,025,000	2,900,302
		135,678,690
WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.493% VRN 8/25/34 (d)	86,459	83,993
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (d)	1,188,500	1,082,814
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (d)	66,472	63,774
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	17,481	16,534
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (a) (d)	303,512	300,966
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (d)	844,218	844,800
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
3.487% VRN 8/25/34 (d)	24,761	24,829
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.687% VRN 8/25/34 (d)	141,276	138,456
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (d)	2,210,221	2,253,656
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	9,265	9,081
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (d)	6,063	5,751

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (d)	$2,148,280	$2,187,440
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (d)	1,798,010	1,847,877
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (d)	788,324	802,123
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (d)	248,958	253,788
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (d)	90,710	89,108
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	212,826	202,650
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (d)	1,018,107	1,039,801
		11,247,441

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $455,954,872)		440,010,634

Sovereign Debt Obligations — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,720,530
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,587,680
6.750% 9/27/34	950,000	1,248,072
		9,556,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		9,556,282

U.S. Government Agency Obligations and Instrumentalities — 24.8%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	1,018,803	1,180,407
Series 2693, Class Z, 5.500% 10/15/33	1,833,751	2,067,694
Series 2178, Class PB, 7.000% 8/15/29	139,073	158,177
		3,406,278
Pass-Through Securities — 23.9%
Federal Home Loan Mortgage Corp. Pool #QA8791 3.500% 4/01/50	1,652,115	1,772,619
Pool #RA2483 3.500% 6/01/50	14,235,353	15,135,760
Pool #Z40047 4.000% 10/01/41	192,739	211,043
Pool #C00836 7.000% 7/01/29	6,534	7,501
Pool #C49314 7.000% 4/01/31	4,232	4,980
Pool #C51422 7.000% 5/01/31	1,605	1,891
Pool #C53034 7.000% 6/01/31	10,992	12,811
Pool #G01311 7.000% 9/01/31	33,683	39,214
Pool #G01317 7.000% 10/01/31	19,207	22,363
Pool #G00143 7.500% 6/01/23	142	150
Pool #C55867 7.500% 2/01/30	13,703	15,438
Pool #C41497 7.500% 9/01/30	63	74
Pool #C44830 7.500% 11/01/30	20	23
Pool #C45235 7.500% 12/01/30	13,360	15,535
Pool #C46038 7.500% 12/01/30	527	613
Pool #C01116 7.500% 1/01/31	687	811
Pool #C46309 7.500% 1/01/31	425	499
Pool #C46810 7.500% 1/01/31	108	128
Pool #C47063 7.500% 1/01/31	2,324	2,720
Pool #C47060 7.500% 1/01/31	582	686
Pool #G00653 8.500% 11/01/25	9,416	10,334
Federal National Mortgage Association Pool #MA3984 2.500% 4/01/35	13,896,403	14,552,959
Pool #MA4013 2.500% 5/01/35	19,722,248	20,654,055
Pool #775539 12 mo. USD LIBOR + 1.636% 2.931% FRN 5/01/34	96,853	101,065
Pool #MA3029 3.000% 6/01/32	4,073,307	4,291,968
Pool #MA3090 3.000% 8/01/32	1,744,678	1,837,244
Pool #AS1304 3.500% 12/01/28	1,144,387	1,220,294
Pool #AV1897 3.500% 12/01/28	221,347	236,029
Pool #AV2325 3.500% 12/01/28	587,796	626,785
Pool #BF0196 3.500% 2/01/41	1,350,643	1,460,659
Pool #MA1356 3.500% 2/01/43	7,885,017	8,522,360
Pool #FM1970 3.500% 11/01/49	2,761,937	2,985,184
Pool #CA5308 3.500% 3/01/50	9,637,015	10,327,883
Pool #CA6096 3.500% 6/01/50	12,933,445	13,767,671
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	127,363	134,091
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	300,770	316,659
Pool #BJ0686 4.000% 4/01/48	3,919,561	4,166,809
Pool #CA1951 4.000% 7/01/48	2,627,136	2,791,215
Pool #CA2039 4.000% 7/01/48	2,922,712	3,102,739
Pool #CA1909 4.500% 6/01/48	7,285,125	7,828,649
Pool #AD6437 5.000% 6/01/40	440,758	503,322
Pool #AD6996 5.000% 7/01/40	2,807,947	3,206,521
Pool #AL8173 5.000% 2/01/44	1,124,229	1,275,727
Pool #254379 7.000% 7/01/32	23,442	27,548
Pool #252717 7.500% 9/01/29	1,213	1,410
Pool #535996 7.500% 6/01/31	4,443	5,220
Pool #254009 7.500% 10/01/31	12,653	14,767
Pool #323992 8.000% 11/01/29	964	1,109
Pool #525725 8.000% 2/01/30	2,845	3,336
Pool #253266 8.000% 5/01/30	3,018	3,525
Pool #537433 8.000% 5/01/30	1,157	1,363
Pool #253347 8.000% 6/01/30	2,988	3,489
Pool #544976 8.000% 7/01/30	346	401
Pool #535428 8.000% 8/01/30	3,159	3,686
Pool #543290 8.000% 9/01/30	48	57
Pool #547786 8.000% 9/01/30	1,255	1,464
Pool #550767 8.000% 9/01/30	1,736	2,046
Pool #553061 8.000% 9/01/30	1,511	1,701
Pool #253481 8.000% 10/01/30	2,837	3,322
Pool #535533 8.000% 10/01/30	2,964	3,467
Pool #253644 8.000% 2/01/31	1,303	1,528
Pool #581170 8.000% 5/01/31	1,129	1,296
Pool #593848 8.000% 7/01/31	801	945
Pool #190317 8.000% 8/01/31	18,174	21,223
Pool #545240 8.000% 9/01/31	1,714	2,005
Pool #541202 8.500% 8/01/26	3,737	3,935
Government National Mortgage Association I Pool #404246 6.500% 8/15/28	173	195
Pool #781038 6.500% 5/15/29	37,806	42,582
Pool #781468 6.500% 7/15/32	2,603	3,003
Pool #781496 6.500% 9/15/32	12,760	14,642

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #363066 7.000% 8/15/23	$1,377	$1,454
Pool #352049 7.000% 10/15/23	851	904
Pool #354674 7.000% 10/15/23	1,097	1,161
Pool #345964 7.000% 11/15/23	539	574
Pool #380866 7.000% 3/15/24	445	476
Pool #781124 7.000% 12/15/29	4,792	5,471
Pool #781319 7.000% 7/15/31	88,610	102,724
Pool #565982 7.000% 7/15/32	12,942	15,175
Pool #581417 7.000% 7/15/32	27,314	31,572
Pool #357262 7.500% 9/15/23	657	700
Pool #441009 8.000% 11/15/26	647	729
Pool #522777 8.000% 12/15/29	4,408	5,060
Pool #523043 8.000% 3/15/30	236	272
Pool #529134 8.000% 3/15/30	1,464	1,717
Pool #528714 8.000% 4/15/30	1,551	1,822
Pool #477036 8.000% 4/15/30	587	689
Pool #503157 8.000% 4/15/30	12,655	14,855
Pool #544640 8.000% 11/15/30	9,828	11,520
Pool #531298 8.500% 8/15/30	861	996
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	13,446,846	14,243,593
Pool# MA6710 3.000% 6/20/50	13,500,000	14,304,115
Government National Mortgage Association II TBA Pool #24 3.000% 12/01/49 (c)	3,100,000	3,283,941
Pool #471 3.500% 6/01/49 (c)	99,055,000	104,526,244
Uniform Mortgage Backed Securities TBA
Pool #1127 3.500% 4/01/49 (c)	55,675,000	58,554,444
Pool #6447 4.000% 8/01/48 (c)	4,900,000	5,192,851
		321,637,405
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.535% FRN 3/25/29	158,198	157,514
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.671% FRN 6/25/50 (a) (c)	3,590,000	3,590,000
Series 2020-DNA3, Class M2, 3.171% 6/25/50 (a) (c)	4,680,000	4,680,000
		8,427,514

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $331,915,080)		333,471,197

U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bond 2.250% 8/15/49 (e)	7,800,000	9,379,520
3.500% 2/15/39 (e)	3,400,000	4,809,606
U.S. Treasury Note 0.375% 4/30/25	7,800,000	7,834,103
		22,023,229

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,055,692)		22,023,229

TOTAL BONDS & NOTES (Cost $1,331,079,583)		1,343,449,979

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $3,506,056)		2,517,132

TOTAL LONG-TERM INVESTMENTS (Cost $1,337,835,639)		1,349,278,211

Short-Term Investments — 13.5%
Commercial Paper — 13.5%
Abb Treasury Centre 1.322% 7/29/20 (a)	5,000,000	4,996,391
American Honda Finance Corp. 0.793% 10/21/20	5,000,000	4,989,987
1.425% 9/04/20	5,000,000	4,994,867
Aon Corp. 2.708% 7/28/20 (a)	2,600,000	2,599,367
AstraZeneca PLC 2.053% 12/11/20 (a)	5,000,000	4,986,698
2.113% 11/10/20 (a)	5,000,000	4,989,988
2.155% 11/10/20 (a)	5,000,000	4,989,988
Bayer Corp. 0.966% 9/01/20 (a)	5,000,000	4,995,756
2.551% 7/15/20 (a)	5,000,000	4,999,437
2.592% 9/15/20 (a)	5,000,000	4,994,567
Boeing Co. 2.109% 11/10/20 (a)	4,000,000	3,971,597
2.109% 11/12/20 (a)	5,000,000	4,963,906
2.560% 7/31/20 (a)	4,000,000	3,993,900
British Aerospace Public Ltd. Co. 1.842% 9/08/20 (a)	3,000,000	2,997,101
Daimler Finance North America LLC 1.606% 7/13/20 (a)	5,000,000	4,999,512
1.682% 9/24/20 (a)	5,000,000	4,993,753
1.734% 9/29/20 (a)	1,000,000	998,645
1.785% 9/24/20 (a)	4,000,000	3,995,002
Dupont De Nemours, Inc. 0.518% 8/13/20 (a)	3,000,000	2,998,684
1.484% 7/15/20 (a)	5,000,000	4,998,604
2.570% 7/15/20 (a)	7,000,000	6,998,046
Ei Dupont 0.835% 12/02/20 (a)	5,000,000	4,982,412
0.866% 12/09/20 (a)	5,000,000	4,981,100
1.586% 12/09/20 (a)	5,000,000	4,981,100
Enbridge (US), Inc. 0.599% 10/01/20 (a)	5,000,000	4,992,935
0.813% 9/14/20 (a)	5,000,000	4,994,648

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Corp.
0.660%9/15/20(a)	$5,600,000	$5,592,646
FMC Technologies, Inc. 1.933%, 8/04/20 (a)	6,000,000	5,997,976
2.237%, 7/15/20 (a)	1,000,000	999,888
Marriott International, Inc. 1.581%, 7/20/20 (a)	5,000,000	4,993,369
1.842%, 9/02/20 (a)	2,000,000	1,990,756
1.844%, 9/28/20 (a)	10,000,000	9,931,750
Nutrien Ltd. 1.321%, 7/09/20 (a)	4,000,000	3,999,680
1.904% 9/16/20 (a)	5,000,000	4,994,475
Suncor Energy, Inc. 1.241%, 8/26/20 (a)	5,000,000	4,996,327
1.578%, 8/11/20 (a)	5,000,000	4,997,760
1.752%, 8/04/20 (a)	5,000,000	4,998,313
Xylem, Inc. 2.102% 11/18/20 (a)	10,000,000	9,969,842
		181,840,773

TOTAL SHORT-TERM INVESTMENTS (Cost $181,573,912)		181,840,773

TOTAL INVESTMENTS — 113.7% (Cost $1,519,409,551) (f)		1,531,118,984

Other Assets/(Liabilities) — (13.7)%		(184,645,275)

NET ASSETS — 100.0%		$1,346,473,709

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $663,540,799 or 49.28% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,551,000	$850,968	$277,507	$573,461

Put
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$1,666,164	$3,228,549	$(1,562,385)
									$2,517,132	$3,506,056	$(988,924)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/21/20	25	$3,937,580	$(471)
U.S. Treasury Ultra Bond	9/21/20	513	111,932,069	(17,913)
U.S. Treasury Note 2 Year	9/30/20	1,026	226,552,906	16,751
U.S. Treasury Note 5 Year	9/30/20	338	42,409,193	91,667
				$90,034
Short
90 Day Eurodollar	9/14/20	13	$(3,169,357)	$(72,031)
U.S. Treasury Long Bond	9/21/20	168	(29,751,624)	(246,876)
90 Day Eurodollar	12/14/20	12	(2,925,410)	(65,890)
90 Day Eurodollar	3/15/21	12	(2,926,460)	(67,540)
90 Day Eurodollar	9/13/21	21	(5,122,093)	(118,720)
90 Day Eurodollar	3/14/22	19	(4,632,849)	(108,601)
90 Day Eurodollar	9/19/22	17	(4,143,481)	(97,169)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(80,021)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(106,463)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(270,791)
				$(1,234,102)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.34†	1.000%	Quarterly	6/20/25	USD	5,400,000	$(63,115)	$19,177	$(82,292)
CDX.NA.IG.34†	1.000%	Quarterly	6/20/25	USD	6,200,000	(73,780)	26,962	(100,742)
						$(136,895)	$46,139	$(183,034)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.1%
Common Stock — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807
Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc. (b)	18,661	13,995

TOTAL COMMON STOCK (Cost $92,228)		14,802

Preferred Stock — 0.1%

Financial — 0.1%

Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN	10,000	254,700

TOTAL PREFERRED STOCK (Cost $250,000)		254,700

TOTAL EQUITIES (Cost $342,228)		269,502

	Principal Amount
Bonds & Notes — 96.8%
Corporate Debt — 45.0%
Aerospace & Defense — 0.4%
TransDigm, Inc. 5.500% 11/15/27	$250,000	218,175
6.250% 3/15/26 (c)	500,000	498,760
6.375% 6/15/26	225,000	204,971
		921,906
Agriculture — 0.9%
BAT Capital Corp. 4.700% 4/02/27	200,000	228,588
4.758% 9/06/49	165,000	183,216
Bunge Ltd. Finance Corp. 3.250% 8/15/26	220,000	227,507
4.350% 3/15/24	360,000	393,395
Imperial Brands Finance PLC 3.500% 7/26/26 (c)	300,000	320,323
3.875% 7/26/29 (c)	320,000	336,921
Imperial Tobacco Finance PLC 4.250% 7/21/25 (c)	300,000	330,179
Reynolds American, Inc. 5.850% 8/15/45	150,000	184,373
		2,204,502
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	12,739	9,159
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	87,115	65,266
		74,425
Auto Manufacturers — 1.6%
Ford Motor Co. 7.450% 7/16/31	270,000	284,175
Ford Motor Credit Co. LLC 3.087% 1/09/23	310,000	295,275
3.336% 3/18/21	825,000	816,511
4.140% 2/15/23	285,000	278,858
4.375% 8/06/23	550,000	540,309
5.085% 1/07/21	200,000	199,810
General Motors Co. 4.200% 10/01/27	215,000	219,075
5.150% 4/01/38	230,000	220,449
5.200% 4/01/45	225,000	217,930

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 3.500% 11/07/24	$315,000	$319,211
4.150% 6/19/23	255,000	266,534
4.200% 11/06/21	245,000	251,253
		3,909,390
Banks — 5.9%
Associated Banc-Corp. 4.250% 1/15/25	413,000	433,106
Banco General SA 4.125% 8/07/27 (c)	260,000	275,928
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	300,000	317,444
4.183% 11/25/27	200,000	228,892
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	210,000	255,185
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	235,893
6.110% 1/29/37	190,000	267,506
7.750% 5/14/38	125,000	204,352
The Bank of Nova Scotia 4.500% 12/16/25	300,000	340,862
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	550,000	518,711
Barclays Bank PLC 10.179% 6/12/21 (c)	800,000	865,116
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	365,000	361,662
4.375% 9/11/24	600,000	640,478
Citigroup, Inc. 4.600% 3/09/26	495,000	565,313
5.250% 3/07/25	500,000	518,020
5.875% 1/30/42	100,000	145,438
6.000% 10/31/33	85,000	112,147
Credit Suisse AG 6.500% 8/08/23 (c)	575,000	626,899
Danske Bank A/S 3 mo. USD LIBOR + 1.249% 3.001% VRN 9/20/22 (c)	370,000	375,753
Deutsche Bank AG 3.150% 1/22/21	395,000	396,852
First Republic Bank 4.375% 8/01/46	810,000	940,736
Fulton Financial Corp. 3.600% 3/16/22	240,000	245,196
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	381,788
5.950% 1/15/27	370,000	458,385
6.250% 2/01/41	35,000	52,476
6.750% 10/01/37	165,000	240,217
HSBC Holdings PLC 4.250% 3/14/24	200,000	215,788
6.500% 9/15/37	125,000	170,267
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880% 5.700% VRN (d)	510,000	432,225
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	235,000	249,237
4.950% 6/01/45	170,000	228,703
Morgan Stanley 4.350% 9/08/26	450,000	518,886
5.000% 11/24/25	175,000	204,385
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832% 4.500% VRN (c) (d)	685,000	648,722
Nordea Bank Abp 5 year CMT + 4.110% 6.625% VRN (c) (d)	405,000	432,297
SVB Financial Group 3.125% 6/05/30	115,000	123,299
The Toronto-Dominion Bank 5 year USD Swap + 2.205% 3.625% VRN 9/15/31	255,000	286,883
Truist Bank 2.250% 3/11/30	315,000	317,948
Valley National Bancorp 5.125% 9/27/23	110,000	117,618
Wells Fargo & Co. 5.606% 1/15/44	105,000	144,825
		14,095,438
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	255,000	298,507
8.200% 1/15/39	250,000	394,240
Bacardi Ltd. 5.150% 5/15/38 (c)	200,000	234,638
Becle SAB de CV 3.750% 5/13/25 (c)	350,000	368,167
Molson Coors Beverage Co. 4.200% 7/15/46	191,000	185,868

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 5/01/42	$135,000	$143,016
		1,624,436
Building Materials — 0.4%
Standard Industries, Inc. 4.750% 1/15/28 (c)	151,000	153,076
5.000% 2/15/27 (c)	490,000	496,125
Standard Industries, Inc. /NJ 4.375% 7/15/30 (c)	200,000	199,500
		848,701
Chemicals — 1.3%
CF Industries, Inc. 4.950% 6/01/43	200,000	215,560
5.375% 3/15/44	128,000	138,406
DuPont de Nemours, Inc. 5.319% 11/15/38	345,000	437,414
Methanex Corp. 5.250% 3/01/22	40,000	39,350
Syngenta Finance NV 3.933% 4/23/21 (c)	325,000	328,164
4.441% 4/24/23 (c)	425,000	446,060
4.892% 4/24/25 (c)	500,000	525,656
Yara International ASA 3.148% 6/04/30 (c)	85,000	87,869
4.750% 6/01/28 (c)	690,000	793,643
		3,012,122
Commercial Services — 0.5%
The ADT Security Corp. 6.250% 10/15/21	593,000	607,825
Cintas Corp. No 2 3.700% 4/01/27	290,000	329,361
ERAC USA Finance LLC 7.000% 10/15/37 (c)	50,000	64,052
PayPal Holdings, Inc. 3.250% 6/01/50	165,000	178,677
		1,179,915
Computers — 1.0%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	375,000	429,928
8.350% 7/15/46 (c)	275,000	366,792
Genpact Luxembourg Sarl 3.375% 12/01/24	660,000	681,080
3.700% STEP 4/01/22	435,000	446,651
Leidos, Inc. 4.375% 5/15/30 (c)	135,000	152,071
5.500% 7/01/33	226,000	254,035
		2,330,557
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 9/15/23 (e)	315,000	315,037
6.500% 7/15/25	285,000	298,824
Aircastle Ltd. 4.125% 5/01/24	200,000	187,889
4.400% 9/25/23	275,000	266,774
Ally Financial, Inc. 5.125% 9/30/24	317,000	342,324
8.000% 11/01/31	651,000	840,001
Antares Holdings LP 6.000% 8/15/23 (c)	790,000	757,761
8.500% 5/18/25 (c)	330,000	329,535
Ares Finance Co. LLC 4.000% 10/08/24 (c)	375,000	397,914
Avolon Holdings Funding Ltd. 4.375% 5/01/26 (c)	205,000	172,378
5.125% 10/01/23 (c)	325,000	300,579
Brookfield Finance, Inc. 4.250% 6/02/26	280,000	315,001
4.350% 4/15/30	405,000	459,273
4.850% 3/29/29	408,000	480,237
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	230,000	233,853
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	595,000	398,650
Lazard Group LLC 3.625% 3/01/27	196,000	205,768
3.750% 2/13/25	125,000	132,721
4.500% 9/19/28	275,000	310,176

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LeasePlan Corp. NV 2.875% 10/24/24 (c)	$330,000	$337,430
Legg Mason, Inc. 5.625% 1/15/44	235,000	289,306
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	250,000	228,073
5.250% 8/15/22 (c)	615,000	577,284
The Western Union Co. 2.850% 1/10/25	325,000	338,637
		8,515,425
Electric — 1.1%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	169,257
The Cleveland Electric Illuminating Co. 5.950% 12/15/36	175,000	226,328
CMS Energy Corp. 4.700% 3/31/43	115,000	138,293
4.875% 3/01/44	180,000	233,554
Elwood Energy LLC 8.159% 7/05/26	173,053	180,841
Enel Finance International NV 6.000% 10/07/39 (c)	175,000	233,017
Entergy Louisiana LLC 4.950% 1/15/45	110,000	119,853
FirstEnergy Corp. 3.400% 3/01/50	200,000	211,183
Indianapolis Power & Light Co. 4.050% 5/01/46 (c)	110,000	130,374
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (c)	200,000	196,000
ITC Holdings Corp. 2.950% 5/14/30 (c)	210,000	223,665
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	137,527
Virginia Electric & Power Co. 6.000% 1/15/36	100,000	138,104
Xcel Energy, Inc. 6.500% 7/01/36	270,000	392,644
		2,730,640
Electronics — 0.1%
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	337,688
Entertainment — 0.1%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/01/29 (c)	382,000	341,413
Foods — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson's LLC 4.625% 1/15/27 (c)	521,000	521,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (c)	700,000	717,500
Mars, Inc. 3.950% 4/01/49 (c)	330,000	411,159
		1,649,659
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	231,527
Gas — 0.3%
NiSource, Inc. 4.800% 2/15/44	545,000	666,379
Health Care – Products — 0.1%
Dentsply Sirona, Inc. 3.250% 6/01/30	140,000	147,184
Health Care – Services — 0.9%
Centene Corp. 4.625% 12/15/29	153,000	161,415
5.250% 4/01/25 (c)	140,000	144,154
HCA, Inc. 3.500% 9/01/30	1,064,000	1,024,815
5.375% 2/01/25	350,000	374,938
Humana, Inc. 4.800% 3/15/47	130,000	169,455
IHC Health Services, Inc. 4.131% 5/15/48	275,000	355,793
		2,230,570

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.9%
Lennar Corp. 4.750% 11/29/27	$592,000	$642,320
Mattamy Group Corp. 5.250% 12/15/27 (c)	227,000	225,865
PulteGroup, Inc. 5.000% 1/15/27	198,000	211,860
5.500% 3/01/26	441,000	480,955
Taylor Morrison Communities, Inc. 5.750% 1/15/28 (c)	500,000	515,000
		2,076,000
Housewares — 0.2%
Newell Brands, Inc. 4.700% STEP 4/01/26	200,000	209,882
The Toro Co. 7.800% 6/15/27	170,000	205,926
		415,808
Insurance — 5.3%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	890,000	919,406
American International Group, Inc. 3.400% 6/30/30	220,000	237,856
3.900% 4/01/26	135,000	152,526
4.750% 4/01/48	95,000	114,543
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	779,230
AmTrust Financial Services, Inc. 6.125% 8/15/23	765,000	709,798
Arch Capital Group Ltd. 3.635% 6/30/50	375,000	393,087
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	100,318
Athene Global Funding 2.500% 1/14/25 (c)	615,000	614,030
Athene Holding Ltd. 4.125% 1/12/28	1,029,000	1,061,540
6.150% 4/03/30	445,000	512,214
AXIS Specialty Finance LLC 3.900% 7/15/29	375,000	400,974
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	459,375
AXIS Specialty Finance PLC 4.000% 12/06/27	420,000	441,776
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	592,123
Enstar Group Ltd. 4.500% 3/10/22	495,000	501,496
4.950% 6/01/29	575,000	605,579
Equitable Holdings, Inc. 5.000% 4/20/48	225,000	257,425
Markel Corp. 3.350% 9/17/29	125,000	133,464
5 year CMT + 5.662% 6.000% VRN (d)	575,000	585,062
MetLife Capital Trust IV 7.875% 12/15/67 (c)	225,000	285,120
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (d)	573,000	567,270
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	212,800
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	392,264
6.200% 11/15/40	125,000	176,720
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (c)	175,000	207,709
Trinity Acquisition PLC 4.400% 3/15/26	140,000	159,485
Unum Group 4.000% 6/15/29	155,000	160,124
4.500% 3/15/25	330,000	354,455
USF&G Capital I 8.500% 12/15/45 (c)	95,000	149,899
XLIT Ltd. 5.500% 3/31/45	200,000	267,607
		12,505,275
Internet — 0.3%
Amazon.com, Inc. 4.050% 8/22/47	260,000	338,231
Netflix, Inc. 4.875% 6/15/30 (c)	166,000	178,035
Prosus NV 3.680% 1/21/30 (c)	220,000	230,362
		746,628

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 1.6%
Ares Capital Corp. 3.500% 2/10/23	$610,000	$613,118
4.200% 6/10/24	525,000	537,564
BlackRock TCP Capital Corp. 3.900% 8/23/24	370,000	361,142
4.125% 8/11/22	845,000	847,119
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 4.750% 9/15/24	500,000	470,100
6.750% 2/01/24	200,000	201,500
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	770,000	768,127
		3,798,670
Iron & Steel — 0.4%
Steel Dynamics, Inc. 5.000% 12/15/26	385,000	407,485
Vale Overseas Ltd. 6.250% 8/10/26	275,000	323,469
6.875% 11/21/36	150,000	195,975
		926,929
Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	409,000	372,190
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.250% 4/09/50	185,000	206,227
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 1.950% 7/02/23 (e)	130,000	130,853
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (c)	250,000	258,125
Comcast Corp. 3.450% 2/01/50	295,000	338,411
4.600% 8/15/45	400,000	514,226
CSC Holdings LLC 5.750% 1/15/30 (c)	200,000	208,300
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	250,000	180,938
Discovery Communications LLC 3.950% 3/20/28	130,000	145,268
4.125% 5/15/29	150,000	171,267
4.650% 5/15/50	55,000	62,753
4.875% 4/01/43	200,000	228,146
5.000% 9/20/37	165,000	195,290
DISH DBS Corp. 7.375% 7/01/28 (c) (e)	500,000	496,875
Grupo Televisa SAB 6.625% 3/18/25	475,000	558,661
Time Warner Cable, Inc. 4.500% 9/15/42	250,000	266,176
6.750% 6/15/39	275,000	365,421
Virgin Media Secured Finance PLC 5.500% 5/15/29 (c)	336,000	351,120
VTR Finance NV 6.375% 7/15/28 (c) (e)	900,000	923,643
		5,264,620
Mining — 1.2%
First Quantum Minerals Ltd. 6.875% 3/01/26 (c)	1,000,000	947,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	149,000	160,463
Glencore Funding LLC 3.875% 10/27/27 (c)	260,000	276,359
4.000% 4/16/25 (c)	180,000	195,602
4.625% 4/29/24 (c)	200,000	218,922
Kinross Gold Corp. 4.500% 7/15/27	225,000	245,417
5.950% 3/15/24	200,000	224,817
Teck Resources Ltd. 3.900% 7/15/30 (c)	220,000	218,977
5.200% 3/01/42	97,000	95,718
6.250% 7/15/41	143,000	156,353
		2,740,128

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.2%
Carlisle Cos., Inc. 2.750% 3/01/30	$314,000	$323,191
General Electric Co. 6.875% 1/10/39	72,000	88,450
4.125% 10/09/42	12,000	11,457
		423,098
Office Equipment/Supplies — 0.1%
CDW LLC / CDW Finance Corp. 4.250% 4/01/28	206,000	209,926
Oil & Gas — 2.4%
BP Capital Markets PLC 5 year CMT + 4.036% 4.375% VRN (d)	575,000	583,625
Cenovus Energy, Inc. 4.250% 4/15/27	350,000	316,991
6.750% 11/15/39	175,000	170,391
Continental Resources, Inc. 5.000% 9/15/22	137,000	134,603
Diamondback Energy, Inc. 3.500% 12/01/29	300,000	290,571
EQT Corp. 3.900% 10/01/27	860,000	698,569
6.125% STEP 2/01/25	380,000	378,678
Jupiter Resources, Inc. 10.000% 1/31/24	22,586	20,327
Laredo Petroleum, Inc. 9.500% 1/15/25	138,000	95,393
10.125% 1/15/28	170,000	117,300
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	86,794
6.500% 3/01/41	175,000	216,612
Newfield Exploration Co. 5.750% 1/30/22	93,000	93,177
Occidental Petroleum Corp. 2.600% 4/15/22	153,000	145,778
2.900% 8/15/24	187,000	159,788
6.600% 3/15/46	235,000	204,560
6.950% 7/01/24	177,000	173,571
Ovintiv, Inc. 6.500% 2/01/38	160,000	137,819
Patterson-UTI Energy, Inc. 3.950% 2/01/28	350,000	264,277
5.150% 11/15/29	615,000	466,158
Petroleos Mexicanos 5.350% 2/12/28	190,000	159,600
6.375% 1/23/45	35,000	26,108
6.500% 3/13/27	65,000	58,664
6.625% 6/15/38	51,000	39,690
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	585,000	650,778
		5,689,822
Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 3.600% 12/01/29	275,000	269,096
3.950% 12/01/42	314,000	262,415
		531,511
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (c)	138,000	135,542
WRKCo, Inc. 3.000% 6/15/33	155,000	161,445
		296,987
Pharmaceuticals — 2.0%
AbbVie, Inc. 4.050% 11/21/39 (c)	230,000	268,976
4.700% 5/14/45	350,000	439,952
Bausch Health Americas, Inc. 9.250% 4/01/26 (c)	400,000	433,960
Bausch Health Cos., Inc. 5.250% 1/30/30 (c)	250,000	237,187
6.125% 4/15/25 (c)	113,000	114,613
7.000% 3/15/24 (c)	115,000	119,312
Bristol-Myers Squibb Co. 4.350% 11/15/47 (c)	205,000	270,716
Cigna Corp. 4.800% 7/15/46 (c)	185,000	232,279
CVS Health Corp. 5.050% 3/25/48	315,000	412,616

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 9/15/39	$25,000	$35,582
CVS Pass-Through Trust 5.926% 1/10/34 (c)	189,609	211,980
7.507% 1/10/32 (c)	14,044	17,502
McKesson Corp. 4.883% 3/15/44	70,000	84,671
Mylan NV 3.950% 6/15/26	240,000	268,332
5.250% 6/15/46	350,000	433,986
Par Pharmaceutical, Inc. 7.500% 4/01/27 (c)	488,000	500,786
Takeda Pharmaceutical Co. Ltd. 3.375% 7/09/60 (e)	235,000	234,648
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	50,000	48,982
Upjohn, Inc. 2.700% 6/22/30 (c)	280,000	287,362
Zoetis, Inc. 4.450% 8/20/48	85,000	109,678
		4,763,120
Pipelines — 2.2%
Cheniere Corpus Christi Holdings LLC 3.700% 11/15/29 (c)	220,000	224,460
Cheniere Energy Partners LP 4.500% 10/01/29 (e)	138,000	138,000
Energy Transfer Operating LP 4.200% 4/15/27	320,000	334,545
4.750% 1/15/26	200,000	217,132
6.125% 12/15/45	280,000	288,574
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	740,000	567,950
5 year CMT + 5.134% 6.750% VRN (d)	270,000	226,595
EnLink Midstream Partners LP 4.150% 6/01/25	339,000	261,030
4.850% 7/15/26	154,000	114,006
3 mo. USD LIBOR + 4.110% 6.000% VRN (d)	375,000	135,000
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	200,000	179,000
EQM Midstream Partners LP 4.750% 7/15/23	375,000	377,524
MPLX LP 4.500% 4/15/38	195,000	195,037
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	850,000	756,500
Plains All American Pipeline LP/PAA Finance Corp. 3.800% 9/15/30	265,000	259,641
4.500% 12/15/26	232,000	243,291
4.700% 6/15/44	260,000	236,977
6.650% 1/15/37	175,000	189,972
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	175,000	167,606
		5,112,840
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (c)	175,000	157,385
Hercules Capital, Inc. 4.625% 10/23/22	945,000	910,422
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c)	280,000	321,444
		1,389,251
Real Estate Investment Trusts (REITS) — 2.0%
Crown Castle International Corp. 4.750% 5/15/47	70,000	86,604
5.200% 2/15/49	120,000	159,144
ESH Hospitality, Inc. 4.625% 10/01/27 (c)	363,000	339,859
Healthcare Trust of America Holdings LP 3.500% 8/01/26	175,000	189,068
3.750% 7/01/27	240,000	253,245
Iron Mountain, Inc. 5.250% 7/15/30 (c)	250,000	246,250
Service Properties Trust 4.950% 10/01/29	590,000	500,395
Spirit Realty LP 3.200% 1/15/27	220,000	210,169
3.400% 1/15/30	325,000	307,537
4.000% 7/15/29	385,000	379,424
4.450% 9/15/26	59,000	61,156
Store Capital Corp. 4.625% 3/15/29	250,000	255,631
Tanger Properties LP 3.750% 12/01/24	430,000	417,384

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UDR, Inc. 3.200% 1/15/30	$145,000	$158,031
Vereit Operating Partnership LP 3.100% 12/15/29	610,000	587,920
3.400% 1/15/28	105,000	105,810
4.625% 11/01/25	495,000	535,278
		4,792,905
Retail — 0.4%
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	280,000	285,631
O'Reilly Automotive, Inc. 4.200% 4/01/30	210,000	245,920
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	498,750
		1,030,301
Semiconductors — 0.2%
KLA Corp. 3.300% 3/01/50	380,000	392,496
Software — 0.3%
CDK Global, Inc. 5.250% 5/15/29 (c)	256,000	265,836
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (c)	50,000	52,000
Oracle Corp. 3.600% 4/01/50	210,000	233,705
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (c)	237,000	241,147
		792,688
Telecommunications — 1.7%
AT&T, Inc. 2.300% 6/01/27	215,000	222,583
4.750% 5/15/46	440,000	527,490
5.250% 3/01/37	508,000	628,117
CommScope, Inc. 8.250% 3/01/27 (c)	350,000	359,695
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (c)	200,000	210,745
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	460,819
Qwest Corp 6.750% 12/01/21	156,000	164,862
Sprint Capital Corp. 6.875% 11/15/28	500,000	608,750
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	173,662
Telefonica Emisiones SAU 4.665% 3/06/38	335,000	400,927
Verizon Communications, Inc. 6.550% 9/15/43	157,000	249,648
		4,007,298
Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	192,509
Kansas City Southern 2.875% 11/15/29	146,000	154,102
Kenan Advantage Group, Inc. 7.875% 7/31/23 (c)	720,000	633,600
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	45,000	45,260
		1,025,471

TOTAL CORPORATE DEBT (Cost $103,536,914)		106,692,919

Municipal Obligations — 0.4%
AccessLex Institute, Revenue Bonds, Series 2004-A, Class A3 1.699% FRN 7/01/39 (f)	150,000	147,841
Brazos Higher Education Authority, Inc., Revenue Bonds, 1.678% FRN 6/25/42 (f)	450,000	424,274
State of California BAB, General Obligation 7.600% 11/01/40	150,000	275,366
		847,481

TOTAL MUNICIPAL OBLIGATIONS (Cost $817,415)		847,481

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 28.2%
Automobile ABS — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	$222,000	$208,739
Hertz Vehicle Financing II LP Series 2019-2A, Class C, 4.260% 5/25/25 (c)	730,000	661,037
Series 2017-2A, Class C, 5.310% 10/25/23 (c)	100,000	90,138
Hertz Vehicle Financing LP, Series 2018-1A, Class B 3.600% 2/25/24 (c)	650,000	621,945
OneMain Direct Auto Receivables Trust Series 2019-1A, Class C, 4.190% 11/14/28 (c)	888,000	921,509
Series 2019-1A, Class D, 4.680% 4/14/31 (c)	422,000	452,577
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (c)	195,000	186,928
Series 2019-A, Class C, 3.000% 1/26/32 (c)	121,000	120,193
Series 2019-A, Class D, 3.450% 1/26/32 (c)	957,000	952,076
		4,215,142
Commercial MBS — 5.5%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.249% VRN 7/05/40 (c) (f)	530,000	418,547
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/15/34 (c)	150,000	125,442
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (c) (f)	440,000	386,761
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (c) (f)	540,000	431,577
BANK, Series 2019-BN17, Class C, 4.670% VRN 4/15/52 (f)	331,000	316,369
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (c) (f)	400,000	339,080
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (c) (f)	280,000	215,543
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (c) (f)	270,000	189,514
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (c)	900,000	830,307
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (c)	504,000	497,626
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (c)	359,231	344,802
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (c)	658,271	632,640
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.335% FRN 12/15/37 (c)	572,453	545,817
Century Plaza Towers Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (c) (f)	225,000	220,719
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (c) (f)	316,000	285,087
Citigroup Commercial Mortgage Trust Series 2019-GC41, Class C, 3.502% 8/10/56	222,000	200,223
Series 2019-SMRT, Class C, 4.682% 1/10/36 (c)	315,000	324,524
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,545
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (f)	110,000	108,706
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.785% FRN 5/15/36 (c)	560,000	542,525
DC Office Trust Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (c) (f)	357,000	324,438
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (c) (f)	622,000	433,819
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (c)	599,000	424,566
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.558% VRN 7/10/39 (c) (f)	630,000	594,720
Jackson Park Trust, Series 2019-LIC, Class D, 3.242% VRN 10/14/39 (c) (f)	686,000	670,854
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E, 3.909% VRN 6/05/39 (c) (f)	553,000	444,532
JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class C, 4.445% VRN 2/15/48 (f)	1,065,400	975,764
Series 2014-C21, Class C, 4.813% VRN 8/15/47 (f)	300,000	277,505
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (c)	263,000	252,824
MFT Trust Series 2020-ABC, Class A, 3.358% 2/06/30 (c)	205,000	210,469
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (c) (f)	215,000	216,704
MKT Mortgage Trust, Series 2020-525M, Class E, 2.941% VRN 2/12/40 (c) (f)	213,000	192,936
Morgan Stanley Capital I Trust, Series 2019-L2, Class AS 4.272% 3/15/52	400,000	459,226

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C,
3.848% VRN 5/15/48 (f)	$140,000	$131,443
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class C, 5.047% VRN 8/15/45 (f)	100,000	96,183
Series 2011-C5, Class C, 5.845% VRN 11/15/44 (c) (f)	170,000	156,972
Series 2011-C5, Class D, 5.845% VRN 11/15/44 (c) (f)	115,000	103,452
		13,029,761
Home Equity ABS — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + 0.240%
0.425% FRN 10/25/34 (c)	56,689	56,199
Mastr Asset-Backed Securities Trust, Series 2005, Class NC1 M1, 1 mo. USD LIBOR + .720%
0.905% FRN 12/25/34	95,780	85,783
		141,982
Other ABS — 14.0%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (c)	70,743	73,676
AASET Trust
Series 2019-1, Class A, 3.844% 5/15/39 (c)	368,980	333,376
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	617,376	550,536
Series 2019-2, Class C, 6.413% 10/16/39 (c)	1,133,714	422,356
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
2.535% FRN 4/17/31 (c)	250,000	238,598
Anchorage Capital CLO Ltd.
Series 2020-15A, Class A, 1.000% 7/20/31 (e)	250,000	250,000
Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 2.488% FRN 7/22/32 (c)	500,000	493,285
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 4.098% FRN 7/22/32 (c)	250,000	247,370
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (c)	257,850	261,468
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
1.085% FRN 10/25/34	262,755	240,934
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E
3.780% 5/10/27 (c)	787,000	786,395
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.793% FRN 1/23/31 (c)	250,000	240,408
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
4.819% FRN 1/15/28 (c)	250,000	232,216
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
4.719% FRN 1/15/29 (c)	250,000	230,835
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
3.169% FRN 10/15/32 (c)	250,000	240,550
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (c)	396,071	332,442
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (c)	90,356	90,726
Series 2017-1A, Class B, 3.240% 5/25/29 (c)	74,642	73,204
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
3.969% FRN 10/15/32 (c)	250,000	242,616
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (c)	94,902	93,666
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	150,566	151,054
CARS-DB4 LP
Series 2020-1A, Class B1, 4.170% 2/15/50 (c)	242,000	213,067
Series 2020-1A, Class B3, 4.950% 2/15/50 (c)	671,000	582,900
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (c)	214,112	187,292
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
2.315% FRN 11/16/30 (c)	250,000	246,271
CLI Funding LLC, Series 2014-2A, Class A
3.380% 10/18/29 (c)	41,209	40,589
CLI Funding VI LLC
Series 2017-1A, Class A, 3.620% 5/18/42 (c)	256,543	256,199
Series 2019-1A, Class B, 4.640% 5/18/44 (c)	114,303	112,621
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%
0.645% FRN 9/25/34	1,879	1,666
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 2.323% FRN 10/23/31 (c)	349,770	336,942
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 2.843% FRN 10/23/31 (c)	250,000	233,951

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + 1.005%
1.190% FRN 10/25/35	$440,000	$416,076
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	323,555	336,513
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	292,788	321,334
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	248,750	260,655
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	265,275	281,819
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	165,750	177,498
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	596,750	606,758
Eaton Vance CLO Ltd., Series 2013-1A, Class BRR, 3 mo. USD LIBOR + 2.800%
4.019% FRN 1/15/28 (c)	250,000	244,013
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (c)	116,131	115,549
Series 2016-A, Class B, 3.220% 4/25/28 (c)	70,811	69,445
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
2.585% FRN 4/20/31 (c)	450,000	446,031
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370%
2.589% FRN 10/15/32 (c)	250,000	245,804
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (c)	368,384	135,759
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (c)	60,043	60,504
Global SC Finance IV Ltd., Series 2017-1A, Class A
3.850% 4/15/37 (c)	203,050	194,898
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700%
3.835% FRN 10/20/32 (c)	250,000	247,869
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	263,447	268,390
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	142,956	149,387
Series 2019-2A, Class B, 3.860% 10/15/54 (c)	160,137	159,003
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
2.835% FRN 1/20/31 (c)	280,000	271,577
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (c)	258,145	252,739
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	127,280	129,882
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	158,774	162,438
Series 2017-2A, Class A1, 3.280% 9/20/48 (c)	61,024	63,028
Series 2016-4A, Class A2, 4.290% 9/20/47 (c)	125,244	133,317
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (c)	225,200	123,307
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (c)	273,167	150,808
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (c)	508,405	439,592
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700%
3.798% FRN 7/22/32 (c)	250,000	243,713
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
2.371% FRN 10/26/32 (c)	250,000	245,266
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (c)	138,000	146,178
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
3.091% FRN 4/25/32 (c)	250,000	246,074
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (c)	338,897	287,451
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (c)	389,359	325,118
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050%
3.269% FRN 7/15/32 (c)	250,000	245,727
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550%
2.744% FRN 6/15/36 (c)	450,000	426,280
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (c)	370,132	308,123
Lunar Aircraft Ltd.
Series 2020-1A, Class A, 3.376% 2/15/45 (c)	403,933	368,751
Series 2020-1A, Class B, 4.335% 2/15/45 (c)	255,013	138,774
Series 2020-1A, Class C, 6.413% 2/15/45 (c)	372,905	137,190
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (c)	348,982	194,132
Madison Park Funding Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600%
2.819% FRN 7/15/30 (c)	950,000	911,421
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800%
2.791% FRN 7/25/31 (c)	490,000	465,820
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (c)	50,474	51,493
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
2.385% FRN 10/20/30 (c)	250,000	241,396

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class DT2
3.060% 8/15/53 (c)	$262,000	$249,229
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (c)	380,000	389,384
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 2.428% FRN 10/22/32 (c)	250,000	245,376
Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 3.285% FRN 1/20/32 (c)	300,000	287,635
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.140% 10/14/36 (c)	1,700,000	1,704,520
Series 2019-2A, Class C, 3.660% 10/14/36 (c)	400,000	338,023
Orange Lake Timeshare Trust, Series 2019-A, Class D
4.930% 4/09/38 (c)	583,769	536,269
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (c)	344,000	348,171
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%
0.665% FRN 8/25/35	43,070	41,952
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (c)	341,661	188,516
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	506,455	425,245
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.035% FRN 2/25/23 (c)	210,000	205,815
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%
0.465% FRN 5/25/36	10,610	10,536
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	227,856	229,091
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
2.097% FRN 5/20/31 (c)	250,000	240,232
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
2.309% FRN 1/15/30 (c)	500,000	488,268
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (c)	12,151	12,078
Series 2019-2A, Class C, 3.120% 5/20/36 (c)	124,119	112,919
Series 2016-1A, Class B, 3.670% 3/21/33 (c)	28,386	26,486
Series 2019-1A, Class D, 4.750% 1/20/36 (c)	418,236	389,865
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.686% FRN 8/18/31 (c)	490,000	458,114
Store Master Funding I-VII and XIV
Series 2019-1, Class A4, 4.490% 11/20/49 (c)	767,754	715,590
Series 2018-1A, Class A4, 4.740% 10/20/48 (c)	238,000	225,638
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (c)	116,296	115,664
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (c)	295,060	319,776
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	305,350	320,523
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	426,800	443,561
Textainer Marine Containers V Ltd.
Series 2017-2A, Class A, 3.520% 6/20/42 (c)	173,812	163,029
Series 2017-1A, Class A, 3.720% 5/20/42 (c)	218,276	208,277
Textainer Marine Containers VII Ltd.
Series 2018-1A, Class A, 4.110% 7/20/43 (c)	344,800	344,708
Series 2019-1A, Class B, 5.280% 4/20/44 (c)	194,027	202,701
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
2.835% FRN 1/20/31 (c)	490,000	466,990
TICP CLO VI Ltd, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.300%
4.519% FRN 1/15/29 (c)	350,000	338,050
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900%
3.035% FRN 10/20/32 (c)	250,000	243,797
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	700,000	679,407
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	430,000	437,534
Triton Container Finance LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (c)	133,455	131,511
Series 2017-2A, Class A, 3.620% 8/20/42 (c)	434,421	438,967
VSE VOI Mortgage LLC, Series 2016-A, Class B
2.740% 7/20/33 (c)	36,365	35,739
Wave USA
4.581% 9/15/44 (c)	608,521	353,264
Westgate Resorts LLC, Series 2017-1A, Class A
3.050% 12/20/30 (c)	83,523	83,234
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (c)	374,496	318,552

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	$231,292	$174,607
		33,172,952
Student Loans ABS — 6.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.685% FRN 7/25/58 (c)	130,000	113,518
College Avenue Student Loans LLC
Series 2019-A, Class C, 4.460% 12/28/48 (c)	225,000	215,480
Series 2019-A, Class D, 5.500% 12/28/48 (c)	174,000	166,156
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (c)	81,745	79,327
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (c)	91,007	90,619
DRB Prime Student Loan Trust, Series 2015-A, Class A2
3.060% 7/25/31 (c)	40,156	39,371
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, Prime - 1.150%
3.600% FRN 12/01/47 (c)	319,946	315,761
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
0.810% FRN 8/25/42	521,044	452,261
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%
1.260% FRN 11/25/36	10,400	10,366
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B, 3.330% 5/15/69 (c)	1,003,000	986,799
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	530,000	533,291
Navient Student Loan Trust
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.085% FRN 12/27/67 (c)	700,000	698,019
Series 2019-BA, Class A2B, 1 mo. USD LIBOR + .980% 1.165% FRN 12/15/59 (c)	1,000,000	960,684
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.385% FRN 3/25/67 (c)	250,000	234,557
Series 2018-EA, Class B, 4.440% 12/15/59 (c)	140,000	141,637
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (c)	57,288	54,392
Series 2016-A, Class A1B, 3.600% 12/26/40 (c)	64,170	64,452
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + 0.250% 0.547% FRN 6/25/41	124,810	107,693
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 11/25/36 (c)	200,000	179,045
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/25/42 (c)	150,000	134,879
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 7/26/49 (c)	350,000	318,287
Series 2005-4, Class A4R2, 28 day ARS 1.191% FRN 3/22/32	150,000	142,893
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.618% FRN 2/25/67 (c)	800,000	751,362
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/41 (c)	100,000	94,237
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/47 (c)	440,000	396,999
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 5/26/54 (c)	100,000	95,064
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,363	696,566
Series 2006-7, Class B, 3 mo. USD LIBOR + 0.200% 1.191% FRN 1/27/42	311,121	275,421
Series 2006-4, Class B, 3 mo. USD LIBOR + 0.200% 1.191% FRN 1/25/70	166,191	148,296
Series 2006-5, Class B, 3 mo. USD LIBOR + 0.210% 1.201% FRN 10/25/40	138,570	123,948
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 1.281% FRN 1/25/44	334,658	261,824
Series 2005-9, Class B, 3 mo. USD LIBOR + 0.300% 1.291% FRN 1/25/41	415,036	365,962
Series 2004-3, Class B, 3 mo. USD LIBOR + 0.470% 1.461% FRN 10/25/64	111,789	99,302
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 1.591% FRN 10/25/65 (c)	910,000	857,445
Series 2002-7, Class B, 28 day ARS 4.167% FRN 12/15/39	600,000	557,802
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.055% FRN 7/15/36 (c)	101,000	97,480
Series 2019-A, Class B, 4.000% 11/17/42 (c)	185,000	185,311
Series 2015-C, Class C, 4.500% 9/17/46 (c)	350,000	335,159
SoFi Professional Loan Program LLC
Series 2019-A, Class R1, 0.000% 6/15/48 (c)	1,361,200	334,175
Series 2017-D, Class R1, 0.000% 9/25/40 (c)	1,000,000	347,060
Series 2018-A, Class R1, 0.000% 2/25/42 (c)	1,000,000	482,315
Series 2018-D, Class R1, 0.000% 2/25/48 (c)	911,500	222,133
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	497,830
Series 2017-C, Class C, 4.210% VRN 7/25/40 (c) (f)	180,000	180,231
Series 2017-A, Class C, 4.430% VRN 3/26/40 (c) (f)	170,000	156,753
South Carolina Student Loan Corp.
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.673% FRN 8/01/35	550,000	527,328

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 1.685% FRN 1/25/36	$91,607	$88,849
		14,218,339
WL Collateral CMO — 0.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (c) (f)	492,000	478,117
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (c) (f)	260,000	262,466
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.493% VRN 8/25/34 (f)	13,828	13,434
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (f)	8,319	7,981
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	2,275	2,152
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, 3.405% VRN 7/25/59 (c) (f)	800,000	766,156
Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (c) (f)	250,000	253,107
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
3.487% VRN 8/25/34 (f)	3,626	3,636
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.687% VRN 8/25/34 (f)	22,052	21,612
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (c) (f)	352,354	359,278
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,033	1,012
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (f)	1,064	1,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.673% VRN 3/25/34 (f)	10,209	10,029
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
2.904% FRN 4/25/44	27,378	26,069
		2,206,058
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,450,888)		66,984,234

Sovereign Debt Obligations — 0.6%
Colombia Government International Bond
6.125% 1/18/41	440,000	549,340
Mexico Government International Bond
4.750% 3/08/44	354,000	375,240
6.750% 9/27/34	375,000	492,660
		1,417,240
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,341,522)		1,417,240

U.S. Government Agency Obligations and Instrumentalities — 18.5%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	74,166	85,930
Series 2693, Class Z, 5.500% 10/15/33	135,462	152,743
Series 2178, Class PB, 7.000% 8/15/29	7,558	8,597
		247,270
Pass-Through Securities — 17.7%
Federal Home Loan Mortgage Corp.
Pool #QA8791 3.500% 4/01/50	286,894	307,820
Pool #G01311 7.000% 9/01/31	710	827
Pool #C80207 7.500% 9/01/24	474	519
Pool #C00530 7.500% 7/01/27	493	558
Pool #C00563 7.500% 11/01/27	1,748	1,994
Pool #C00612 7.500% 4/01/28	57	65
Pool #C55867 7.500% 2/01/30	2,069	2,331
Federal National Mortgage Association
Pool #MA3984 2.500% 4/01/35	2,437,965	2,553,151
Pool #MA4013 2.500% 5/01/35	2,859,726	2,994,838
Pool #MA3029 3.000% 6/01/32	697,874	735,337
Pool #MA3090 3.000% 8/01/32	295,708	311,397
Pool #AR3007 3.000% 2/01/43	177,272	189,922
Pool #AS1304 3.500% 12/01/28	156,672	167,064
Pool #AV1897 3.500% 12/01/28	27,668	29,504
Pool #AV2325 3.500% 12/01/28	81,075	86,453
Pool #BF0196 3.500% 2/01/41	211,546	228,778
Pool #MA1356 3.500% 2/01/43	1,044,449	1,128,872
Pool #FM1970 3.500% 11/01/49	481,174	520,067
Pool #CA5308 3.500% 3/01/50	1,671,727	1,791,571
Pool #CA6096 3.500% 6/01/50	2,222,156	2,365,488
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	33,137	34,887
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	91,063	95,873
Pool #BJ0686 4.000% 4/01/48	849,238	902,809

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1951 4.000% 7/01/48	$390,317	$414,695
Pool #CA2039 4.000% 7/01/48	702,024	745,266
Pool #CA1909 4.500% 6/01/48	1,185,278	1,273,709
Pool #AD6437 5.000% 6/01/40	57,369	65,512
Pool #AD6996 5.000% 7/01/40	366,905	418,985
Pool #AL8173 5.000% 2/01/44	148,559	168,578
Pool #575579 7.500% 4/01/31	3,969	4,643
Pool #535996 7.500% 6/01/31	615	722
Government National Mortgage Association I
Pool #579140 6.500% 1/15/32	593	679
Pool #587280 6.500% 9/15/32	916	1,036
Pool #550659 6.500% 9/15/35	65,462	76,736
Pool #538689 6.500% 12/15/35	15,047	17,712
Pool #780651 7.000% 10/15/27	740	827
Pool #462384 7.000% 11/15/27	402	449
Pool #482668 7.000% 8/15/28	788	892
Pool #581417 7.000% 7/15/32	1,662	1,921
Pool #423836 8.000% 8/15/26	513	573
Pool #444619 8.000% 3/15/27	4,859	5,407
Government National Mortgage Association II
Pool# MA6656 3.000% 5/20/50	2,320,142	2,457,614
Pool# MA6710 3.000% 6/20/50	2,325,000	2,463,487
Government National Mortgage Association II TBA
Pool #24 3.000% 12/01/49 (e)	1,850,000	1,959,771
Pool #471 3.500% 6/01/49 (e)	11,330,000	11,955,806
Uniform Mortgage Backed Securities TBA Pool #1127 3.500% 4/01/49 (e)	5,300,000	5,574,110
		42,059,255

Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.000% FRN 6/25/50 (e)	620,000	620,000
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.235% FRN 7/25/49 (c)	321,702	314,259
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 2.285% FRN 6/25/39 (c)	178,270	174,357
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.335% FRN 9/25/31 (c)	110,581	109,274
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.485% FRN 8/25/31 (c)	365,019	359,343
		1,577,233

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $43,591,059)		43,883,758
U.S. Treasury Obligations — 4.1%
U.S. Treasury Bonds & Notes — 4.1%
U.S. Treasury Bond
2.250% 8/15/49 (g)	3,980,000	4,785,960
3.500% 2/15/39	400,000	565,836
U.S. Treasury Note
0.125% 5/15/23	1,400,000	1,398,071
1.500% 11/30/24	2,800,000	2,953,355
		9,703,222

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,374,886)		9,703,222

TOTAL BONDS & NOTES (Cost $231,112,684)		229,528,854

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $710,400)		468,618

	Number of Shares
Warrants — 0.0%

Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (h)	150	3,755

TOTAL WARRANTS (Cost $0)		3,755

TOTAL LONG-TERM INVESTMENTS (Cost $232,165,312)		230,270,729

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 11.3%
Commercial Paper — 11.3%
American Honda Finance Corp. 1.885% 8/21/20	$2,000,000	$1,998,550
Avangrid, Inc. 0.254% 8/26/20 (c)	2,000,000	1,998,531
Bayer Corp. 2.553% 7/15/20 (c)	2,000,000	1,999,775
Carnival Corp. 1.902% 11/25/20 (c)	2,000,000	1,944,969
Daimler Finance North America LLC 1.606% 7/13/20 (c)	1,000,000	999,902
DuPont De Nemours, Inc. 0.375% 8/25/20 (c)	2,000,000	1,998,606
Entergy Corp. 0.457% 9/09/20 (c)	2,000,000	1,997,625
FMC Tech, Inc. 1.269% 7/09/20 (c)	3,000,000	2,999,235
General Electric Co. 0.640% 9/17/20	2,000,000	1,997,753
Harley-Davidson Funding Corp. 0.457% 8/05/20 (c)	1,000,000	999,648
0.507% 7/20/20 (c)	2,000,000	1,999,667
LyondellBasell Industries NV 0.203% 7/29/20 (c)	1,000,000	999,745
Mondelez International, Inc. 0.365% 7/28/20 (c)	2,000,000	1,999,513
Suncor Energy, Inc. 0.507% 7/13/20 (c)	3,000,000	2,999,707
		26,933,226

TOTAL SHORT-TERM INVESTMENTS (Cost $26,967,796)		26,933,226

TOTAL INVESTMENTS — 108.4% (Cost $259,133,108) (i)		257,203,955

Other Assets/(Liabilities) — (8.4)%		(20,006,354)

NET ASSETS — 100.0%		$237,197,601

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $4,562 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $112,694,708 or 47.51% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Investment was valued using significant unobservable inputs.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$122,640	$39,994	$82,646

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$345,978	$670,406	$(324,428)
									$468,618	$710,400	$(241,782)
Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/07/20	MXN	14,540,157	USD	584,835	$47,373
Bank of America N.A.	7/07/20	USD	298,000	MXN	6,505,182	15,153
Bank of America N.A.	7/14/20	RUB	11,745,344	USD	153,386	11,437
Bank of America N.A.	7/14/20	HUF	77,362,870	USD	247,000	(1,579)
Bank of America N.A.	7/14/20	USD	33,498	EUR	30,856	(1,177)
Bank of America N.A.	7/14/20	USD	54,000	RUB	3,839,265	123
Bank of America N.A.	7/21/20	JPY	26,432,248	USD	249,686	(4,830)
Bank of America N.A.	8/04/20	MXN	232,649	USD	10,000	77
Bank of America N.A.	8/10/20	USD	246,000	ILS	862,230	(3,156)
Bank of America N.A.	8/11/20	USD	187,723	CHF	182,339	(4,955)
Bank of America N.A.	8/11/20	CHF	44,607	USD	47,000	137
Bank of America N.A.	8/18/20	USD	249,232	SGD	353,022	(4,112)
Barclays Bank PLC	7/14/20	USD	103,096	CHF	99,609	(2,074)
Barclays Bank PLC	7/14/20	USD	336,463	HUF	110,224,144	(13,205)
Barclays Bank PLC	8/18/20	AUD	233,701	USD	151,341	9,971
BNP Paribas SA	7/14/20	ZAR	4,292,379	USD	254,000	(6,966)
Citibank N.A.	7/07/20	COP	497,723,000	USD	125,532	6,853
Citibank N.A.	7/07/20	CLP	102,796,000	USD	128,856	(3,689)
Citibank N.A.	7/07/20	USD	118,941	CLP	102,796,000	(6,226)
Citibank N.A.	7/07/20	USD	121,455	COP	497,723,000	(10,930)
Citibank N.A.	7/07/20	USD	36,000	BRL	195,444	68
Citibank N.A.	7/14/20	PLN	2,009,483	USD	474,183	33,756

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	7/14/20	USD	65,021	TRY	450,170	$(489)
Citibank N.A.	7/21/20	THB	8,067,180	USD	250,537	10,461
Citibank N.A.	8/04/20	BRL	2,214,241	USD	395,000	11,501
Citibank N.A.	9/18/20	PKR	3,774,046	USD	22,804	(577)
Citibank N.A.	11/16/20	PKR	6,689,150	USD	41,000	(1,824)
Goldman Sachs International	7/07/20	USD	347,140	MXN	8,034,975	(2,222)
Goldman Sachs International	7/14/20	USD	9,000	RUB	677,546	(508)
Goldman Sachs International	7/21/20	PHP	12,717,823	USD	248,881	6,147
Goldman Sachs International	7/21/20	USD	113,000	AUD	162,052	1,156
Goldman Sachs International	8/04/20	MXN	982,568	USD	39,000	3,560
Goldman Sachs International	8/04/20	BRL	5,618	USD	1,000	31
Goldman Sachs International	8/18/20	USD	3,000	SGD	4,239	(42)
Goldman Sachs International	10/06/20	MXN	8,034,975	USD	343,044	2,203
JP Morgan Chase Bank N.A.	7/07/20	BRL	1,919,364	USD	361,870	(8,996)
JP Morgan Chase Bank N.A.	7/07/20	USD	329,362	BRL	1,723,920	12,420
JP Morgan Chase Bank N.A.	7/14/20	EUR	30,856	USD	33,668	1,008
JP Morgan Chase Bank N.A.	7/14/20	USD	186,000	TRY	1,290,003	(1,726)
JP Morgan Chase Bank N.A.	7/14/20	HUF	32,861,274	USD	103,320	927
JP Morgan Chase Bank N.A.	7/21/20	AUD	367,579	USD	235,315	18,379
JP Morgan Chase Bank N.A.	7/21/20	USD	246,778	THB	8,067,180	(14,220)
JP Morgan Chase Bank N.A.	7/21/20	USD	246,935	JPY	26,432,248	2,079
JP Morgan Chase Bank N.A.	7/21/20	USD	250,252	PHP	12,717,823	(4,776)
JP Morgan Chase Bank N.A.	8/04/20	BRL	46,917	USD	8,377	236
JP Morgan Chase Bank N.A.	8/11/20	KZT	29,953,517	USD	71,150	1,941
JP Morgan Chase Bank N.A.	8/11/20	USD	54,041	KZT	24,048,388	(4,640)
JP Morgan Chase Bank N.A.	10/06/20	BRL	892,344	USD	161,847	1,606
JP Morgan Chase Bank N.A.	11/16/20	PKR	5,521,717	USD	34,131	(1,791)
						$93,893

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/20	3	$535,822	$(134)
U.S. Treasury Ultra Bond	9/21/20	71	15,545,934	(56,840)
U.S. Treasury Note 2 Year	9/30/20	172	37,980,192	2,246
U.S. Treasury Note 5 Year	9/30/20	12	1,508,357	549
				$(54,179)

Short
90 Day Eurodollar	9/14/20	2	$(487,593)	$(11,082)
U.S. Treasury Ultra 10 Year	9/21/20	26	(4,082,425)	(12,169)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,982)
90 Day Eurodollar	3/15/21	2	(487,743)	(11,257)
90 Day Eurodollar	9/13/21	3	(731,728)	(16,960)
90 Day Eurodollar	3/14/22	3	(731,503)	(17,147)
90 Day Eurodollar	9/19/22	3	(731,203)	(17,147)
90 Day Eurodollar	3/13/23	2	(487,168)	(11,432)
90 Day Eurodollar	12/18/23	3	(730,078)	(16,810)
90 Day Eurodollar	12/16/24	6	(1,458,355)	(32,495)
				$(157,481)

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	1,100,000	$(13,090)	$4,784	$(17,874)
CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	900,000	(10,519)	3,196	(13,715)
						$(23,609)	$7,980	$(31,589)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PHP	Philippine Peso
PKR	Pakistan Rupee
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Premier High Yield Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	5,428,000	$—
The Newark Group, Inc. (b) (c)	329,969	9,899
		9,899
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Operating Corp. (b) (c)	313,098	—
Energy — 0.1%
Oil & Gas — 0.1%
Fieldwood Energy LLC (b)	10,960	549
Fieldwood Energy LLC (b)	44,668	2,233
Jupiter Resources, Inc.	610,239	457,679
		460,461
		460,461

TOTAL COMMON STOCK (Cost $9,232,955)		470,360

TOTAL EQUITIES (Cost $9,232,955)		470,360

	Principal Amount
BONDS & NOTES — 97.0%
BANK LOANS — 3.8%
Aerospace & Defense — 0.3%
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.500% 5.500% VRN 1/27/23	$1,822,722	1,680,550
Electronics — 0.1%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 3.434% VRN 7/02/25	413,700	389,138
Oil & Gas — 0.2%
Fieldwood Energy LLC
Exit 1st Lien Term Loan, 0.000% 4/11/22 (d)	3,755,879	682,331
Exit 2nd Lien Term Loan, 0.000% 4/11/23 (d)	3,084,695	18,508
		700,839
Packaging & Containers — 1.5%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 4.561% VRN 4/03/24	4,573,422	4,095,133
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 2.694% VRN 5/07/25	3,142,594	2,844,048
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.000% 4.072% VRN 10/17/24	675,571	643,482
		7,582,663
Software — 1.7%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 10/02/25	2,876,114	2,714,333
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500% 4.500% VRN 6/13/24	3,548,397	3,093,564
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	3,000,000	2,583,330
		8,391,227

TOTAL BANK LOANS (Cost $25,349,801)		18,744,417

CORPORATE DEBT — 93.2%
Advertising — 0.8%
Outfront Media Capital LLC / Outfront Media Capital Corp. 6.250% 6/15/25 (e)	1,461,000	1,470,569
Terrier Media Buyer, Inc. 8.875% 12/15/27 (e)	2,561,000	2,455,359
		3,925,928
Aerospace & Defense — 3.2%
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (e)	2,864,000	2,588,340
TransDigm, Inc. 5.500% 11/15/27	4,192,000	3,658,358
6.250% 3/15/26 (e)	1,250,000	1,246,900
6.375% 6/15/26	1,510,000	1,375,580
8.000% 12/15/25 (e)	1,076,000	1,130,865
Triumph Group, Inc. 5.250% 6/01/22	1,825,000	1,560,375
6.250% 9/15/24 (e)	1,347,000	1,144,950
7.750% 8/15/25	4,319,000	3,244,649
		15,950,017
Agriculture — 0.3%
JBS Investments II GmbH 7.000% 1/15/26 (e)	1,574,000	1,651,913

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.8%
American Airlines Group, Inc. 3.750% 3/01/25 (e)	$6,057,000	$2,815,839
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (e) (f)	1,137,000	1,139,842
		3,955,681
Apparel — 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (e)	288,000	290,160
Auto Manufacturers — 3.1%
Allison Transmission, Inc. 4.750% 10/01/27 (e)	2,473,000	2,454,452
Ford Motor Co. 8.500% 4/21/23	1,325,000	1,401,188
9.000% 4/22/25	1,029,000	1,113,584
9.625% 4/22/30	2,103,000	2,490,583
Ford Motor Credit Co. LLC 3.087% 1/09/23	650,000	619,125
3.664% 9/08/24	646,000	608,991
4.134% 8/04/25	771,000	731,255
4.140% 2/15/23	342,000	334,630
4.389% 1/08/26	712,000	677,952
4.687% 6/09/25	1,000,000	976,550
5.113% 5/03/29	322,000	312,929
5.125% 6/16/25	1,236,000	1,236,494
5.596% 1/07/22	396,000	398,970
5.875% 8/02/21	1,796,000	1,813,421
		15,170,124
Auto Parts & Equipment — 0.6%
Adient US LLC 9.000% 4/15/25 (e)	466,000	501,975
Clarios Global LP 6.750% 5/15/25 (e)	452,000	470,080
Clarios Global LP/Clarios US Finance Co. 8.500% 5/15/27 (e)	1,946,000	1,955,633
		2,927,688
Building Materials — 2.1%
Cemex SAB de CV 7.375% 6/05/27 (e)	1,499,000	1,522,984
Griffon Corp. 5.750% 3/01/28	1,258,000	1,242,275
James Hardie International Finance DAC 4.750% 1/15/25 (e)	1,027,000	1,044,972
5.000% 1/15/28 (e)	1,668,000	1,701,360
PGT Innovations, Inc. 6.750% 8/01/26 (e)	1,279,000	1,291,790
Standard Industries, Inc. 4.750% 1/15/28 (e)	3,393,000	3,439,654
		10,243,035
Chemicals — 2.0%
CF Industries, Inc. 4.950% 6/01/43	266,000	286,695
5.375% 3/15/44	1,040,000	1,124,552
Consolidated Energy Finance SA 6.875% 6/15/25 (e)	4,286,000	3,643,100
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (e)	2,352,000	2,304,960
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (e)	604,000	618,309
Valvoline, Inc. 4.250% 2/15/30 (e)	1,390,000	1,369,150
4.375% 8/15/25 (e)	653,000	656,265
		10,003,031
Coal — 2.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (e)	1,275,000	857,438
Peabody Energy Corp. 6.000% 3/31/22 (e)	8,054,000	5,235,100
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (e)	1,841,000	1,556,013
Warrior Met Coal, Inc. 8.000% 11/01/24 (e)	2,960,000	2,886,000
		10,534,551
Commercial Services — 1.1%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 4.625% 6/15/25 (e)	793,000	807,036
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250% 1/15/28 (e)	3,925,000	3,699,313
TMS International Holding Corp. 7.250% 8/15/25 (e)	1,046,000	852,490
		5,358,839
Computers — 1.6%
Banff Merger Sub, Inc. 9.750% 9/01/26 (e)	2,072,000	2,084,950
Dell International LLC/EMC Corp. 7.125% 6/15/24 (e)	3,673,000	3,804,998
NCR Corp. 8.125% 4/15/25 (e)	371,000	393,260
Presidio Holdings, Inc. 8.250% 2/01/28 (e)	442,000	442,000
Science Applications International Corp. 4.875% 4/01/28 (e)	861,000	855,886
Western Digital Corp. 4.750% 2/15/26	447,000	461,952
		8,043,046
Distribution & Wholesale — 1.6%
Core & Main Holdings LP 8.625% 9/15/24 (e)	657,000	658,051
Core & Main LP 6.125% 8/15/25 (e)	1,330,000	1,325,545

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KAR Auction Services, Inc. 5.125% 6/01/25 (e)	$2,028,000	$1,997,580
Resideo Funding, Inc. 6.125% 11/01/26 (e)	4,000,000	3,910,000
		7,891,176
Diversified Financial Services — 3.1%
Alliance Data Systems Corp. 4.750% 12/15/24 (e)	3,554,000	3,198,600
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (e)	6,000,000	4,020,000
LPL Holdings, Inc. 4.625% 11/15/27 (e)	1,425,000	1,407,188
5.750% 9/15/25 (e)	4,383,000	4,437,787
Springleaf Finance Corp. 5.375% 11/15/29	2,393,000	2,237,455
		15,301,030
Electric — 1.6%
NRG Energy, Inc. 5.250% 6/15/29 (e)	1,660,000	1,743,000
PG&E Corp. 5.000% 7/01/28	549,000	548,835
5.250% 7/01/30	501,000	503,856
Vistra Operations Co. LLC 3.550% 7/15/24 (e)	2,302,000	2,375,837
4.300% 7/15/29 (e)	2,779,000	2,921,706
		8,093,234
Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc. 7.750% 1/15/27 (e)	1,753,000	1,869,171
WESCO Distribution, Inc. Co. 7.125% 6/15/25 (e)	1,013,000	1,066,821
7.250% 6/15/28 (e)	1,046,000	1,106,145
		4,042,137
Entertainment — 2.3%
Banijay Entertainment SASU 5.375% 3/01/25 (e)	1,083,000	1,058,632
Boyne USA, Inc. 7.250% 5/01/25 (e)	632,000	662,020
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (e)	967,000	841,290
Colt Merger Sub, Inc. 5.750% 7/01/25 (e) (f)	1,035,000	1,040,900
6.250% 7/01/25 (e) (f)	1,847,000	1,835,456
8.125% 7/01/27 (e) (f)	1,347,000	1,301,539
Live Nation Entertainment, Inc. 4.750% 10/15/27 (e)	2,788,000	2,398,265
Scientific Games International, Inc. 5.000% 10/15/25 (e)	873,000	806,006
7.250% 11/15/29 (e)	800,000	640,000
8.250% 3/15/26 (e)	160,000	143,500
8.625% 7/01/25 (e) (f)	627,000	586,057
		11,313,665
Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (e)	638,000	655,545
Foods — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC 7.500% 3/15/26 (e)	713,000	770,040
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (e)	1,329,000	1,345,613
6.500% 4/15/29 (e)	4,969,000	5,273,351
6.750% 2/15/28 (e)	2,816,000	2,974,428
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (e)	3,745,000	3,838,625
Kraft Heinz Foods Co. 4.625% 1/30/29	2,213,000	2,385,618
5.200% 7/15/45	830,000	900,110
6.500% 2/09/40	2,000,000	2,407,314
6.875% 1/26/39	434,000	536,523
Simmons Foods, Inc. 7.750% 1/15/24 (e)	715,000	745,888
		21,177,510
Hand & Machine Tools — 0.9%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (e)	5,236,000	3,783,010
Colfax Corp. 6.375% 2/15/26 (e)	723,000	755,535
		4,538,545
Health Care – Products — 1.6%
Avanos Medical, Inc. 6.250% 10/15/22	3,824,000	3,824,000
Avantor, Inc. 6.000% 10/01/24 (e)	213,000	222,585
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (e)	3,756,000	3,817,899
		7,864,484
Health Care – Services — 4.3%
Centene Corp. 4.250% 12/15/27	985,000	1,016,431
4.625% 12/15/29	3,765,000	3,972,075
5.250% 4/01/25 (e)	656,000	675,464
5.375% 6/01/26 (e)	226,000	234,285
Envision Healthcare Corp. 8.750% 10/15/26 (e)	5,174,000	2,457,650
HCA, Inc. 3.500% 9/01/30	6,313,000	6,080,505
Molina Healthcare, Inc. 4.375% 6/15/28 (e)	860,000	858,925
Radiology Partners, Inc. 9.250% 2/01/28 (e)	1,333,000	1,256,353
Tenet Healthcare Corp.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 9/01/24 (e)	$806,000	$787,865
4.875% 1/01/26 (e)	2,600,000	2,531,750
5.125% 11/01/27 (e)	392,000	386,786
8.125% 4/01/22	968,000	1,016,400
		21,274,489
Home Builders — 2.0%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (e)	827,000	818,730
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (e)	1,165,000	973,474
M/I Homes, Inc. 4.950% 2/01/28	1,544,000	1,534,350
5.625% 8/01/25	1,629,000	1,645,290
Mattamy Group Corp. 4.625% 3/01/30 (e)	4,214,000	4,045,440
TRI Pointe Group, Inc. 5.700% 6/15/28	649,000	658,735
		9,676,019
Household Products & Wares — 0.1%
Spectrum Brands, Inc. 5.000% 10/01/29 (e)	359,000	354,513
Housewares — 0.5%
Newell Brands, Inc. 4.700% STEP 4/01/26	1,351,000	1,417,753
4.875% 6/01/25	544,000	569,726
5.875% STEP 4/01/36	596,000	635,485
		2,622,964
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (e)	3,199,000	3,059,044
8.125% 2/15/24 (e)	448,000	465,785
		3,524,829
Internet — 1.3%
Netflix, Inc. 4.875% 6/15/30 (e)	1,353,000	1,451,092
5.375% 11/15/29 (e)	2,115,000	2,316,348
5.875% 2/15/25	368,000	406,640
5.875% 11/15/28	1,961,000	2,233,089
		6,407,169
Investment Companies — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	4,385,000	4,341,150
Iron & Steel — 0.6%
Cleveland-Cliffs, Inc. 6.750% 3/15/26 (e)	3,026,000	2,920,090
Leisure Time — 1.2%
Brunswick Corp. 7.375% 9/01/23	650,000	714,977
7.125% 8/01/27	2,494,000	2,784,111
Carlson Travel, Inc. 6.750% 12/15/23 (e)	1,198,000	778,700
9.500% 12/15/24 (e)	3,108,000	1,367,520
Sabre GLBL, Inc. 9.250% 4/15/25 (e)	306,000	322,447
		5,967,755
Lodging — 1.5%
Boyd Gaming Corp. 8.625% 6/01/25 (e)	462,000	482,790
MGM Resorts International 6.750% 5/01/25	1,644,000	1,627,692
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (e)	1,195,000	1,033,077
5.500% 3/01/25 (e)	3,361,000	3,075,315
Wynn Macau Ltd. 5.125% 12/15/29 (e)	1,114,000	1,080,580
		7,299,454
Machinery – Diversified — 0.5%
Clark Equipment Co. 5.875% 6/01/25 (e)	1,260,000	1,288,350
Vertical US Newco, Inc. 5.250% 7/15/27 (f)	1,034,000	1,034,000
		2,322,350
Media — 8.9%
Altice Financing SA 5.000% 1/15/28 (e)	1,325,000	1,316,202
7.500% 5/15/26 (e)	3,289,000	3,445,228
Altice Finco SA 7.625% 2/15/25 (e)	1,198,000	1,245,932
Block Communications, Inc. 4.875% 3/01/28 (e)	1,516,000	1,497,490
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (e)	3,525,000	3,595,500
4.500% 5/01/32 (e)	223,000	225,788
4.750% 3/01/30 (e)	486,000	497,270
5.125% 5/01/27 (e)	872,000	902,171
5.375% 6/01/29 (e)	2,500,000	2,637,500
5.875% 5/01/27 (e)	2,402,000	2,506,367
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (e)	1,740,000	1,670,400
9.250% 2/15/24	865,000	802,374
CSC Holdings LLC 7.500% 4/01/28 (e)	2,001,000	2,183,591
DISH DBS Corp. 5.000% 3/15/23	902,000	899,835
DISH Network Corp. 3.375% 8/15/26	1,543,000	1,417,422
GCI LLC 6.625% 6/15/24 (e)	1,137,000	1,189,825
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (e)	1,343,000	1,369,860

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (e)	$930,000	$944,303
Sirius XM Radio, Inc. 5.375% 7/15/26 (e)	2,668,000	2,755,350
TEGNA, Inc. 4.625% 3/15/28 (e)	1,877,000	1,726,840
Videotron Ltd. 5.125% 4/15/27 (e)	125,000	129,704
Virgin Media Finance PLC 5.000% 7/15/30 (e)	626,000	612,047
Virgin Media Secured Finance PLC 5.500% 8/15/26 (e)	647,000	661,842
5.500% 5/15/29 (e)	7,354,000	7,684,930
Ziggo BV 4.875% 1/15/30 (e)	656,000	659,556
5.500% 1/15/27 (e)	1,449,000	1,467,199
		44,044,526
Mining — 3.8%
Arconic Corp. 6.125% 2/15/28 (e)	455,000	454,886
Compass Minerals International, Inc. 4.875% 7/15/24 (e)	1,040,000	1,042,600
6.750% 12/01/27 (e)	1,855,000	1,947,750
First Quantum Minerals Ltd. 6.500% 3/01/24 (e)	2,110,000	1,991,312
6.875% 3/01/26 (e)	1,191,000	1,128,473
7.500% 4/01/25 (e)	2,796,000	2,677,170
Freeport-McMoRan, Inc. 4.125% 3/01/28	326,000	316,220
Kinross Gold Corp. 4.500% 7/15/27	2,042,000	2,227,294
6.875% 9/01/41	1,177,000	1,434,071
New Gold, Inc. 6.375% 5/15/25 (e)	1,608,000	1,624,080
7.500% 7/15/27 (e)	2,061,000	2,126,313
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d) (e)	3,748,000	38,417
Novelis Corp. 4.750% 1/30/30 (e)	1,808,000	1,726,640
		18,735,226
Miscellaneous - Manufacturing — 1.3%
Amsted Industries, Inc. 5.625% 7/01/27 (e)	2,783,000	2,869,969
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (e)	2,800,000	2,751,000
Hillenbrand, Inc. 5.750% 6/15/25	600,000	621,000
		6,241,969
Oil & Gas — 7.7%
Antero Resources Corp. 5.375% 11/01/21	1,684,000	1,557,700
Apache Corp. 4.375% 10/15/28	557,000	491,865
4.750% 4/15/43	278,000	223,814
5.100% 9/01/40	556,000	456,783
5.350% 7/01/49	832,000	663,883
Cenovus Energy, Inc. 4.250% 4/15/27	394,000	356,841
5.400% 6/15/47	581,000	498,774
6.750% 11/15/39	656,000	638,723
Continental Resources, Inc. 3.800% 6/01/24	638,000	596,543
4.375% 1/15/28	719,000	632,878
CVR Energy, Inc. 5.250% 2/15/25 (e)	1,500,000	1,380,000
5.750% 2/15/28 (e)	6,102,000	5,339,250
Endeavor Energy Resources LP / EER Finance, Inc. 6.625% 7/15/25 (e)	1,277,000	1,286,986
Hilcorp Energy I LP / Hilcorp Finance Co. 5.000% 12/01/24 (e)	338,000	290,680
5.750% 10/01/25 (e)	186,000	158,100
6.250% 11/01/28 (e)	768,000	616,320
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (e)	2,599,000	318,377
Jupiter Resources, Inc. 10.000% 1/31/24 (d)	738,589	664,730
Laredo Petroleum, Inc. 9.500% 1/15/25	1,117,000	772,126
10.125% 1/15/28	1,373,000	947,370
MEG Energy Corp. 7.125% 2/01/27 (e)	1,635,000	1,359,094
Nabors Industries Ltd. 7.250% 1/15/26 (e)	769,000	472,935
7.500% 1/15/28 (e)	465,000	285,975
Neptune Energy Bondco PLC 6.625% 5/15/25 (e)	2,750,000	2,392,500
Occidental Petroleum Corp. 3 mo. USD LIBOR + 1.450% 1.842% FRN 8/15/22	392,000	360,716
2.600% 4/15/22	320,000	304,896
2.700% 8/15/22	747,000	695,420
2.700% 2/15/23	299,000	272,464
2.900% 8/15/24	391,000	334,102
3.500% 6/15/25	804,000	679,380
4.100% 2/01/21	1,670,000	1,676,680
4.200% 3/15/48	133,000	90,068
4.400% 4/15/46	838,000	584,522
4.400% 8/15/49	328,000	226,320
4.500% 7/15/44	340,000	234,600
6.450% 9/15/36	146,000	123,370
6.600% 3/15/46	896,000	779,941
6.950% 7/01/24	369,000	361,851
Ovintiv, Inc. 6.500% 8/15/34	458,000	409,179
6.625% 8/15/37	97,000	84,439
Parkland Corp. 5.875% 7/15/27 (e)	1,149,000	1,192,087
PBF Holding Co. LLC / PBF Finance Corp. 6.000% 2/15/28 (e)	5,518,000	4,579,940
7.250% 6/15/25	2,184,000	1,981,980

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.250% 5/15/25 (e)	$806,000	$860,405
		38,234,607
Oil & Gas Services — 0.5%
Welltec A/S 9.500% 12/01/22 (e)	2,492,000	2,242,800
Packaging & Containers — 1.4%
Graphic Packaging International LLC 3.500% 3/15/28 (e)	2,149,000	2,132,238
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (e)	3,211,000	2,911,638
Trident TPI Holdings, Inc. 9.250% 8/01/24 (e)	1,614,000	1,654,350
		6,698,226
Pharmaceuticals — 2.1%
Bausch Health Americas, Inc. 9.250% 4/01/26 (e)	4,611,000	5,002,474
Bausch Health Cos., Inc. 5.000% 1/30/28 (e)	812,000	764,490
5.250% 1/30/30 (e)	916,000	869,055
6.125% 4/15/25 (e)	250,000	253,567
9.000% 12/15/25 (e)	870,000	937,173
Par Pharmaceutical, Inc. 7.500% 4/01/27 (e)	2,647,000	2,716,351
		10,543,110
Pipelines — 2.6%
Buckeye Partners LP 5.850% 11/15/43	277,000	240,380
Cheniere Energy Partners LP 5.625% 10/01/26	2,397,000	2,385,015
DCP Midstream Operating LP 5.125% 5/15/29	98,000	94,019
5.625% 7/15/27	924,000	929,775
6.450% 11/03/36 (e)	43,000	38,700
EQM Midstream Partners LP 6.000% 7/01/25 (e)	777,000	787,039
6.500% 7/01/27 (e)	644,000	659,598
Genesis Energy LP/Genesis Energy Finance Corp. 5.625% 6/15/24	610,000	530,700
6.000% 5/15/23	635,000	571,500
6.250% 5/15/26	290,000	248,785
6.500% 10/01/25	3,466,000	2,963,430
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.000% 1/15/28	139,000	130,713
5.500% 3/01/30 (e)	122,000	117,806
6.875% 1/15/29	259,000	271,302
Western Midstream Operating LP 4.050% STEP 2/01/30	618,000	594,881
5.300% 3/01/48	1,707,000	1,384,804
5.450% 4/01/44	850,000	707,880
		12,656,327
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375% 4/01/27 (e)	742,000	691,989

Real Estate Investment Trusts (REITS) — 1.7%
ESH Hospitality, Inc. 4.625% 10/01/27 (e)	1,689,000	1,581,326
Iron Mountain, Inc. 5.250% 7/15/30 (e)	1,273,000	1,253,905
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	1,778,000	1,826,895
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,315,000	1,226,238
Ryman Hospitality Properties, Inc. 4.750% 10/15/27 (e)	1,850,000	1,646,500
Service Properties Trust 7.500% 9/15/25	876,000	922,896
		8,457,760
Retail — 2.1%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (e)	940,000	911,800
4.750% 3/01/30 (e)	277,000	270,075
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (e)	1,917,000	1,710,923
Golden Nugget, Inc. 8.750% 10/01/25 (e)	2,982,000	1,684,830
KGA Escrow LLC 7.500% 8/15/23 (e)	2,070,000	2,067,413
Penske Automotive Group, Inc. 5.500% 5/15/26	3,689,000	3,679,777
		10,324,818
Software — 3.4%
CDK Global, Inc. 5.250% 5/15/29 (e)	278,000	288,681
Open Text Corp. 3.875% 2/15/28 (e)	1,384,000	1,332,529
Open Text Holdings, Inc. 4.125% 2/15/30 (e)	1,433,000	1,407,922
RP Crown Parent LLC 7.375% 10/15/24 (e)	1,007,000	1,004,483
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (e)	2,026,000	2,061,455
SS&C Technologies, Inc. 5.500% 9/30/27 (e)	2,853,000	2,894,768
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (e)	8,735,000	7,817,825
		16,807,663
Storage & Warehousing — 0.7%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	3,188,000	3,217,553
Telecommunications — 6.7%
CenturyLink, Inc.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.125% 12/15/26 (e)	$2,211,000	$2,205,472
6.750% 12/01/23	1,215,000	1,305,870
CommScope Technologies Finance LLC 6.000% 6/15/25 (e)	994,000	959,906
CommScope Technologies LLC 5.000% 3/15/27 (e)	1,015,000	914,211
CommScope, Inc. 6.000% 3/01/26 (e)	617,000	632,425
8.250% 3/01/27 (e)	2,298,000	2,361,655
7.125% 7/01/28 (e) (f)	500,000	498,800
Hughes Satellite Systems Corp. 6.625% 8/01/26	3,035,000	3,149,966
Sprint Capital Corp. 8.750% 3/15/32	2,219,000	3,175,944
Sprint Corp. 7.625% 3/01/26	3,526,000	4,161,985
7.875% 9/15/23	3,858,000	4,345,072
T-Mobile USA, Inc. 4.500% 2/01/26	488,000	493,836
4.750% 2/01/28	1,328,000	1,402,899
5.375% 4/15/27	1,038,000	1,092,495
Telecom Italia Capital 6.000% 9/30/34	704,000	765,248
Telecom Italia SpA 5.303% 5/30/24 (e)	2,027,000	2,115,316
ViaSat, Inc. 5.625% 9/15/25 (e)	1,272,000	1,217,940
5.625% 4/15/27 (e)	796,000	814,905
6.500% 7/15/28 (e)	1,654,000	1,654,347
		33,268,292
Toys, Games & Hobbies — 0.3%
Mattel, Inc. 6.750% 12/31/25 (e)	1,534,000	1,591,525

Transportation — 2.2%
Kenan Advantage Group, Inc. 7.875% 7/31/23 (e)	6,737,000	5,928,560
XPO Logistics, Inc. 6.250% 5/01/25 (e)	500,000	523,750
6.750% 8/15/24 (e)	4,277,000	4,480,585
		10,932,895

TOTAL CORPORATE DEBT (Cost $484,927,804)		460,331,407

TOTAL BONDS & NOTES (Cost $510,277,605)		479,075,824

	Number of Shares
Warrants — 0.0%
Basic Materials— 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	—
Appvion Holding Corp. Tranche B, Expires 6/13/23, Strike price 31.25 (a) (b) (c)	5,301	—
		—

TOTAL WARRANTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $519,510,560)		479,546,184

TOTAL INVESTMENTS — 97.1% (Cost $519,510,560) (g)		479,546,184

Other Assets/(Liabilities) — 2.9%		14,187,788

NET ASSETS — 100.0%		$493,733,972

Abbreviation Legend

DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $9,899 or 0.00% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $1,403,986 or 0.28% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $325,606,700 or 65.95% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Balanced Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 55.2%
Common Stock — 55.1%
Basic Materials — 1.0%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	60	$14,488
Celanese Corp.	920	79,433
CF Industries Holdings, Inc.	2,325	65,425
Corteva, Inc.	420	11,252
Dow, Inc.	820	33,423
DuPont de Nemours, Inc.	620	32,941
Eastman Chemical Co.	894	62,258
Ecolab, Inc.	4	796
FMC Corp.	500	49,810
International Flavors & Fragrances, Inc.	23	2,816
Linde PLC	134	28,423
LyondellBasell Industries NV Class A	2,180	143,270
The Mosaic Co.	200	2,502
PPG Industries, Inc.	1,388	147,211
The Sherwin-Williams Co.	437	252,520
		926,568
Forest Products & Paper — 0.1%
International Paper Co.	3,607	127,002
Iron & Steel — 0.0%
Nucor Corp.	561	23,231
Mining — 0.2%
Freeport-McMoRan, Inc.	548	6,341
Newmont Corp.	3,784	233,624
		239,965
		1,316,766
Communications — 9.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	3,133	53,762
Omnicom Group, Inc.	1,198	65,411
		119,173
Internet — 6.7%
Alphabet, Inc. Class A (a)	934	1,324,459
Alphabet, Inc. Class C (a)	796	1,125,233
Amazon.com, Inc. (a)	1,096	3,023,667
Booking Holdings, Inc. (a)	234	372,607
CDW Corp.	610	70,870
E*TRADE Financial Corp.	893	44,409
eBay, Inc.	4,765	249,924
Expedia Group, Inc.	103	8,467
F5 Networks, Inc. (a)	200	27,896
Facebook, Inc. Class A (a)	8,440	1,916,471
Netflix, Inc. (a)	432	196,577
NortonLifeLock, Inc.	2,679	53,125
Twitter, Inc. (a)	200	5,958
VeriSign, Inc. (a)	529	109,413
		8,529,076
Media — 0.7%
Charter Communications, Inc. Class A (a)	306	156,072
Comcast Corp. Class A	12,162	474,075
Discovery, Inc. Class A (a) (b)	1,200	25,320
Discovery, Inc. Class C (a)	3,095	59,610
DISH Network Corp. Class A (a)	1,000	34,510
Fox Corp. Class A	2,173	58,280
Fox Corp. Class B	433	11,622
News Corp. Class A	130	1,542
ViacomCBS, Inc. Class B	752	17,536
The Walt Disney Co.	787	87,758
		926,325
Telecommunications — 2.0%
Arista Networks, Inc. (a)	230	48,307
AT&T, Inc.	9,835	297,312
CenturyLink, Inc.	4,254	42,668
Cisco Systems, Inc.	20,524	957,239
Corning, Inc.	1,174	30,407
Juniper Networks, Inc.	1,048	23,957
Motorola Solutions, Inc.	394	55,211
T-Mobile US, Inc. (a)	500	52,075
Verizon Communications, Inc.	17,332	955,513
		2,462,689
		12,037,263
Consumer, Cyclical — 4.5%
Airlines — 0.1%
Alaska Air Group, Inc.	100	3,626
American Airlines Group, Inc. (b)	400	5,228
Delta Air Lines, Inc.	1,100	30,855
Southwest Airlines Co.	666	22,764
United Airlines Holdings, Inc. (a)	300	10,383
		72,856
Apparel — 0.3%
Hanesbrands, Inc. (b)	4,000	45,160
NIKE, Inc. Class B	3,204	314,152
PVH Corp.	240	11,532
Ralph Lauren Corp.	400	29,008
Tapestry, Inc.	84	1,116
Under Armour, Inc. Class C (a)	100	884
VF Corp.	400	24,376
		426,228

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.3%
Cummins, Inc.	1,013	$175,512
Ford Motor Co.	4,662	28,345
General Motors Co.	4,100	103,730
PACCAR, Inc.	734	54,940
		362,527
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	700	24,710
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	600	49,962
Fastenal Co.	1,340	57,406
W.W. Grainger, Inc.	164	51,522
		158,890
Home Builders — 0.2%
D.R. Horton, Inc.	759	42,087
Lennar Corp. Class A	1,400	86,268
NVR, Inc. (a)	20	65,175
PulteGroup, Inc.	974	33,145
		226,675
Home Furnishing — 0.1%
Leggett & Platt, Inc.	95	3,339
Whirlpool Corp.	444	57,511
		60,850
Housewares — 0.0%
Newell Brands, Inc.	683	10,846
Leisure Time — 0.0%
Harley-Davidson, Inc.	508	12,075
Norwegian Cruise Line Holdings Ltd. (a)	200	3,286
Royal Caribbean Cruises Ltd. (b)	100	5,030
		20,391
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	2,200	161,590
Las Vegas Sands Corp.	1,300	59,202
Marriott International, Inc. Class A	1,211	103,819
Wynn Resorts Ltd.	9	670
		325,281
Retail — 3.1%
Advance Auto Parts, Inc.	140	19,943
AutoZone, Inc. (a)	76	85,737
Best Buy Co., Inc.	1,008	87,968
Chipotle Mexican Grill, Inc. (a)	30	31,571
Costco Wholesale Corp.	308	93,389
Darden Restaurants, Inc.	373	28,262
Dollar General Corp.	1,040	198,131
Dollar Tree, Inc. (a)	371	34,384
Domino's Pizza, Inc.	340	125,610
The Gap, Inc.	105	1,325
Genuine Parts Co.	446	38,784
The Home Depot, Inc.	4,620	1,157,356
Kohl's Corp.	1,261	26,191
L Brands, Inc.	600	8,982
Lowe's Cos., Inc.	5,039	680,870
McDonald's Corp.	205	37,816
Nordstrom, Inc. (b)	1,511	23,405
O'Reilly Automotive, Inc. (a)	404	170,355
Ross Stores, Inc.	212	18,071
Starbucks Corp.	1,290	94,931
Target Corp.	1,557	186,731
Tiffany & Co.	111	13,535
The TJX Cos., Inc.	780	39,437
Tractor Supply Co.	510	67,213
Walgreens Boots Alliance, Inc.	1,606	68,078
Walmart, Inc.	3,763	450,732
Yum! Brands, Inc.	1,506	130,887
		3,919,694
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	387	29,006
		5,637,954
Consumer, Non-cyclical — 12.3%
Agriculture — 0.9%
Altria Group, Inc.	11,841	464,759
Archer-Daniels-Midland Co.	126	5,027
Philip Morris International, Inc.	8,846	619,751
		1,089,537
Beverages — 0.8%
Brown-Forman Corp. Class B	2	127
The Coca-Cola Co.	9,324	416,596
Constellation Brands, Inc. Class A	82	14,346
Molson Coors Beverage Co. Class B	236	8,109
Monster Beverage Corp. (a)	1,250	86,650
PepsiCo, Inc.	3,802	502,853
		1,028,681
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,160	130,198
Amgen, Inc.	3,085	727,628
Biogen, Inc. (a)	1,194	319,455
Gilead Sciences, Inc.	6,652	511,805
Illumina, Inc. (a)	30	11,110
Incyte Corp. (a)	40	4,159
Regeneron Pharmaceuticals, Inc. (a)	420	261,933
Vertex Pharmaceuticals, Inc. (a)	1,110	322,244
		2,288,532
Commercial Services — 0.9%
Automatic Data Processing, Inc.	1,111	165,417

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cintas Corp.	349	$92,960
Equifax, Inc.	26	4,469
FleetCor Technologies, Inc. (a)	200	50,306
Gartner, Inc. (a)	20	2,427
Global Payments, Inc.	170	28,835
H&R Block, Inc. (b)	2,542	36,300
IHS Markit Ltd.	1,000	75,500
MarketAxess Holdings, Inc.	60	30,055
Moody's Corp.	415	114,013
Nielsen Holdings PLC	600	8,916
PayPal Holdings, Inc. (a)	345	60,109
Quanta Services, Inc.	324	12,710
Robert Half International, Inc.	1,635	86,377
S&P Global, Inc.	889	292,908
United Rentals, Inc. (a)	500	74,520
Verisk Analytics, Inc.	380	64,676
		1,200,498
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	4,906	359,414
Coty, Inc. Class A	200	894
The Estee Lauder Cos., Inc. Class A	166	31,321
The Procter & Gamble Co.	5,383	643,645
		1,035,274
Foods — 0.6%
Campbell Soup Co.	1,265	62,782
Conagra Brands, Inc.	1,184	41,641
General Mills, Inc.	2,594	159,920
The Hershey Co.	569	73,754
Hormel Foods Corp.	488	23,556
The J.M. Smucker Co.	274	28,992
Kellogg Co.	635	41,948
The Kraft Heinz Co.	173	5,517
The Kroger Co.	4,268	144,472
Lamb Weston Holdings, Inc.	700	44,751
McCormick & Co., Inc.	213	38,214
Mondelez International, Inc. Class A	321	16,413
Sysco Corp.	1,066	58,268
Tyson Foods, Inc. Class A	120	7,165
		747,393
Health Care – Products — 0.7%
Abbott Laboratories	889	81,281
Align Technology, Inc. (a)	60	16,466
Baxter International, Inc.	622	53,554
Boston Scientific Corp. (a)	21	737
The Cooper Cos., Inc.	20	5,673
Danaher Corp.	152	26,878
Dentsply Sirona, Inc.	61	2,688
Edwards Lifesciences Corp. (a)	1,620	111,958
Henry Schein, Inc. (a)	100	5,839
IDEXX Laboratories, Inc. (a)	250	82,540
Intuitive Surgical, Inc. (a)	62	35,330
Medtronic PLC	436	39,981
ResMed, Inc.	300	57,600
Stryker Corp.	639	115,141
Teleflex, Inc.	10	3,640
Thermo Fisher Scientific, Inc.	588	213,056
Varian Medical Systems, Inc. (a)	4	490
West Pharmaceutical Services, Inc.	150	34,076
Zimmer Biomet Holdings, Inc.	4	478
		887,406
Health Care – Services — 1.2%
Anthem, Inc.	708	186,190
Centene Corp. (a)	180	11,439
Cigna Corp.	854	160,253
DaVita, Inc. (a)	846	66,952
HCA Healthcare, Inc.	860	83,472
Humana, Inc.	475	184,181
Laboratory Corp. of America Holdings (a)	1	166
Quest Diagnostics, Inc.	95	10,826
UnitedHealth Group, Inc.	2,561	755,367
Universal Health Services, Inc. Class B	10	929
		1,459,775
Household Products & Wares — 0.4%
Avery Dennison Corp.	382	43,582
Church & Dwight Co., Inc.	400	30,920
The Clorox Co.	707	155,095
Kimberly-Clark Corp.	1,890	267,151
		496,748
Pharmaceuticals — 4.2%
AbbVie, Inc.	9,273	910,423
AmerisourceBergen Corp.	630	63,485
Becton Dickinson and Co.	238	56,946
Bristol-Myers Squibb Co.	11,010	647,388
Cardinal Health, Inc.	955	49,841
CVS Health Corp.	4,246	275,863
Eli Lilly and Co.	4,077	669,362
Johnson & Johnson	7,519	1,057,397
McKesson Corp.	631	96,808
Merck & Co., Inc.	7,129	551,286
Mylan NV (a)	2,659	42,757
Pfizer, Inc.	23,422	765,899
Zoetis, Inc.	1,340	183,634
		5,371,089
		15,604,933
Energy — 1.3%
Oil & Gas — 1.1%
Apache Corp.	198	2,673
Cabot Oil & Gas Corp.	4,692	80,609
Chevron Corp.	4,100	365,843
Concho Resources, Inc.	100	5,150
ConocoPhillips	5,210	218,924
Devon Energy Corp.	917	10,399
Diamondback Energy, Inc.	340	14,219

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	2,702	$136,883
Exxon Mobil Corp.	4,149	185,543
Hess Corp.	447	23,159
HollyFrontier Corp.	1,400	40,880
Marathon Oil Corp.	1,085	6,640
Marathon Petroleum Corp.	775	28,970
Noble Energy, Inc.	266	2,383
Occidental Petroleum Corp.	558	10,211
Phillips 66	2,345	168,606
Pioneer Natural Resources Co.	3	293
Valero Energy Corp.	630	37,057
		1,338,442
Oil & Gas Services — 0.1%
Baker Hughes Co.	74	1,139
Halliburton Co.	2,271	29,478
National Oilwell Varco, Inc.	1,009	12,360
Schlumberger Ltd.	2,687	49,414
TechnipFMC PLC	72	492
		92,883
Pipelines — 0.1%
Kinder Morgan, Inc.	2,260	34,284
The Williams Cos., Inc.	6,433	122,356
		156,640
		1,587,965
Financial — 7.7%
Banks — 2.3%
Bank of America Corp.	22,742	540,123
The Bank of New York Mellon Corp.	3,495	135,082
Citigroup, Inc.	5,184	264,902
Citizens Financial Group, Inc.	900	22,716
Comerica, Inc.	924	35,204
Fifth Third Bancorp	1,621	31,253
The Goldman Sachs Group, Inc.	758	149,796
Huntington Bancshares, Inc.	1,110	10,029
JP Morgan Chase & Co.	9,675	910,030
KeyCorp	2,272	27,673
M&T Bank Corp.	361	37,533
Morgan Stanley	2,596	125,387
Northern Trust Corp.	511	40,543
The PNC Financial Services Group, Inc.	1,755	184,644
Regions Financial Corp.	3,743	41,622
State Street Corp.	1,385	88,017
SVB Financial Group (a)	100	21,553
Truist Financial Corp.	1,066	40,028
US Bancorp	3,729	137,302
Wells Fargo & Co.	5,364	137,318
Zions Bancorp NA	349	11,866
		2,992,621
Diversified Financial Services — 2.6%
Alliance Data Systems Corp.	930	41,962
American Express Co.	1,708	162,602
Ameriprise Financial, Inc.	805	120,782
BlackRock, Inc.	290	157,786
Capital One Financial Corp.	575	35,989
Cboe Global Markets, Inc.	300	27,984
The Charles Schwab Corp.	2,922	98,588
CME Group, Inc.	275	44,699
Discover Financial Services	1,495	74,885
Franklin Resources, Inc.	848	17,783
Intercontinental Exchange, Inc.	1,310	119,996
Invesco Ltd.	5,923	63,731
Jefferies Financial Group, Inc.	36	560
Mastercard, Inc. Class A	3,850	1,138,445
Nasdaq, Inc.	22	2,628
Raymond James Financial, Inc.	100	6,883
Synchrony Financial	4,000	88,640
T. Rowe Price Group, Inc.	686	84,721
Visa, Inc. Class A	4,700	907,899
The Western Union Co. (b)	3,107	67,173
		3,263,736
Insurance — 1.5%
Aflac, Inc.	1,990	71,700
The Allstate Corp.	1,686	163,525
American International Group, Inc.	1,811	56,467
Aon PLC Class A	276	53,157
Assurant, Inc.	30	3,099
Berkshire Hathaway, Inc. Class B (a)	3,933	702,080
Chubb Ltd.	174	22,032
Cincinnati Financial Corp.	334	21,386
Everest Re Group Ltd.	10	2,062
Globe Life, Inc.	480	35,630
The Hartford Financial Services Group, Inc.	790	30,454
Lincoln National Corp.	1,058	38,924
Loews Corp.	134	4,595
Marsh & McLennan Cos., Inc.	230	24,695
MetLife, Inc.	4,429	161,747
Principal Financial Group, Inc.	1,235	51,302
The Progressive Corp.	2,934	235,043
Prudential Financial, Inc.	1,195	72,775
The Travelers Cos., Inc.	797	90,898
Unum Group	1,435	23,807
		1,865,378
Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,098	49,651
Real Estate Investment Trusts (REITS) — 1.3%
Alexandria Real Estate Equities, Inc.	30	4,868
American Tower Corp.	1,658	428,659
Apartment Investment and Management Co. Class A	63	2,371
AvalonBay Communities, Inc.	314	48,557
Boston Properties, Inc.	527	47,630
Crown Castle International Corp.	260	43,511
Digital Realty Trust, Inc.	50	7,106
Duke Realty Corp.	1,400	49,546
Equinix, Inc.	90	63,207

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equity Residential	1,201	$70,643
Essex Property Trust, Inc.	240	55,001
Extra Space Storage, Inc.	400	36,948
Federal Realty Investment Trust	10	852
Healthpeak Properties, Inc.	676	18,631
Host Hotels & Resorts, Inc.	1,730	18,667
Iron Mountain, Inc. (b)	1,473	38,445
Kimco Realty Corp.	2,110	27,092
Mid-America Apartment Communities, Inc.	300	34,401
Prologis, Inc.	1,916	178,820
Public Storage	427	81,937
Realty Income Corp.	300	17,850
Regency Centers Corp.	500	22,945
Simon Property Group, Inc.	2,094	143,188
SL Green Realty Corp.	610	30,067
Ventas, Inc.	1,136	41,600
Vornado Realty Trust	1,065	40,694
Welltower, Inc.	1,074	55,579
Weyerhaeuser Co.	93	2,089
		1,610,904
Savings & Loans — 0.0%
People's United Financial, Inc.	1,159	13,410
		9,795,700
Industrial — 4.0%
Aerospace & Defense — 0.9%
The Boeing Co.	316	57,923
General Dynamics Corp.	458	68,453
Howmet Aerospace, Inc.	815	12,918
L3 Harris Technologies, Inc.	176	29,862
Lockheed Martin Corp.	1,621	591,535
Northrop Grumman Corp.	413	126,973
Raytheon Technologies Corp.	2,209	136,118
TransDigm Group, Inc.	160	70,728
		1,094,510
Building Materials — 0.2%
Carrier Global Corp.	4,374	97,190
Johnson Controls International PLC	426	14,543
Masco Corp.	1,594	80,035
Vulcan Materials Co.	8	927
		192,695
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	400	35,748
Emerson Electric Co.	2,843	176,351
		212,099
Electronics — 0.5%
Agilent Technologies, Inc.	373	32,962
Allegion PLC	300	30,666
Amphenol Corp. Class A	132	12,647
FLIR Systems, Inc.	435	17,648
Fortive Corp.	136	9,202
Garmin Ltd.	400	39,000
Honeywell International, Inc.	2,015	291,349
Keysight Technologies, Inc. (a)	600	60,468
Mettler-Toledo International, Inc. (a)	100	80,555
PerkinElmer, Inc.	24	2,354
Roper Technologies, Inc.	24	9,318
TE Connectivity Ltd.	400	32,620
Waters Corp. (a)	300	54,120
		672,909
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	124	10,515
Environmental Controls — 0.1%
Pentair PLC	400	15,196
Republic Services, Inc.	87	7,139
Waste Management, Inc.	1,065	112,794
		135,129
Hand & Machine Tools — 0.0%
Snap-on, Inc.	165	22,854
Stanley Black & Decker, Inc.	2	279
		23,133
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	1,560	197,340
Machinery – Diversified — 0.2%
Deere & Co.	1	157
Dover Corp.	203	19,602
Flowserve Corp.	291	8,299
Ingersoll Rand, Inc. (a)	52	1,462
Otis Worldwide Corp.	2,087	118,667
Rockwell Automation, Inc.	766	163,158
Xylem, Inc.	1	65
		311,410
Miscellaneous - Manufacturing — 0.7%
3M Co.	2,375	370,476
Eaton Corp. PLC	1,082	94,653
General Electric Co.	3,186	21,761
Illinois Tool Works, Inc.	1,600	279,760
Parker-Hannifin Corp.	320	58,647
Textron, Inc.	485	15,961
Trane Technologies PLC	560	49,829
		891,087
Packaging & Containers — 0.1%
Amcor PLC	4,300	43,903
Ball Corp.	140	9,729
Packaging Corp. of America	610	60,878
Sealed Air Corp.	47	1,544

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WestRock Co.	1,105	$31,227
		147,281
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	170	29,663
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	254	20,081
CSX Corp.	3,073	214,311
Expeditors International of Washington, Inc.	684	52,011
FedEx Corp.	6	841
Kansas City Southern	260	38,816
Norfolk Southern Corp.	553	97,090
Old Dominion Freight Line, Inc.	280	47,485
Union Pacific Corp.	2,320	392,243
United Parcel Service, Inc. Class B	3,005	334,096
		1,196,974
		5,114,745
Technology — 13.4%
Computers — 4.1%
Accenture PLC Class A	1,770	380,055
Apple, Inc.	11,006	4,014,989
Cognizant Technology Solutions Corp. Class A	1,418	80,571
DXC Technology Co.	1,145	18,893
Fortinet, Inc. (a)	890	122,170
Hewlett Packard Enterprise Co.	1,563	15,208
HP, Inc.	6,163	107,421
International Business Machines Corp.	2,590	312,794
Leidos Holdings, Inc.	100	9,367
NetApp, Inc.	1,409	62,517
Seagate Technology PLC	1,300	62,933
Western Digital Corp.	120	5,298
		5,192,216
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	943	14,418
Zebra Technologies Corp. Class A (a)	170	43,512
		57,930
Semiconductors — 3.5%
Advanced Micro Devices, Inc. (a)	1,600	84,176
Analog Devices, Inc.	217	26,613
Applied Materials, Inc.	3,867	233,760
Broadcom, Inc.	834	263,219
Intel Corp.	18,111	1,083,581
KLA Corp.	818	159,084
Lam Research Corp.	943	305,023
Maxim Integrated Products, Inc.	900	54,549
Microchip Technology, Inc.	344	36,227
Micron Technology, Inc. (a)	2,333	120,196
NVIDIA Corp.	1,915	727,528
QUALCOMM, Inc.	6,788	619,133
Skyworks Solutions, Inc.	490	62,651
Texas Instruments, Inc.	5,135	651,991
Xilinx, Inc.	561	55,197
		4,482,928
Software — 5.8%
Activision Blizzard, Inc.	2,200	166,980
Adobe, Inc. (a)	1,725	750,910
Akamai Technologies, Inc. (a)	310	33,198
Autodesk, Inc. (a)	357	85,391
Broadridge Financial Solutions, Inc.	100	12,619
Cadence Design Systems, Inc. (a)	1,400	134,344
Cerner Corp.	700	47,985
Citrix Systems, Inc.	495	73,215
Electronic Arts, Inc. (a)	1,666	219,995
Fidelity National Information Services, Inc.	130	17,432
Fiserv, Inc. (a)	78	7,614
Intuit, Inc.	859	254,427
Jack Henry & Associates, Inc.	290	53,369
Microsoft Corp.	21,961	4,469,283
MSCI, Inc.	230	76,778
Oracle Corp.	11,088	612,834
Paychex, Inc.	813	61,585
salesforce.com, Inc. (a)	200	37,466
ServiceNow, Inc. (a)	250	101,265
Synopsys, Inc. (a)	360	70,200
Take-Two Interactive Software, Inc. (a)	210	29,310
		7,316,200
		17,049,274
Utilities — 1.4%
Electric — 1.4%
AES Corp.	2,077	30,096
Alliant Energy Corp.	700	33,488
Ameren Corp.	172	12,102
American Electric Power Co., Inc.	196	15,609
CenterPoint Energy, Inc.	635	11,855
CMS Energy Corp.	110	6,426
Consolidated Edison, Inc.	509	36,612
Dominion Energy, Inc.	210	17,048
DTE Energy Co.	92	9,890
Duke Energy Corp.	1,586	126,706
Edison International	134	7,278
Entergy Corp.	201	18,856
Evergy, Inc.	2,400	142,296
Eversource Energy	122	10,159
Exelon Corp.	2,923	106,076
FirstEnergy Corp.	1,766	68,485
NextEra Energy, Inc.	116	27,860
NRG Energy, Inc.	5,920	192,755
Pinnacle West Capital Corp.	250	18,322
PPL Corp.	6,884	177,883
Public Service Enterprise Group, Inc.	2,009	98,762
Sempra Energy	1,752	205,387
The Southern Co.	6,934	359,528
WEC Energy Group, Inc.	364	31,905

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	145	$9,062
		1,774,446
Gas — 0.0%
NiSource, Inc.	172	3,911
Water — 0.0%
American Water Works Co., Inc.	50	6,433
		1,784,790

TOTAL COMMON STOCK (Cost $62,571,676)		69,929,390

Preferred Stock — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN	5,000	127,350

TOTAL PREFERRED STOCK (Cost $125,000)		127,350

TOTAL EQUITIES (Cost $62,696,676)		70,056,740

	Principal Amount
Bonds & Notes — 35.4%
Corporate Debt — 13.5%
Aerospace & Defense — 0.0%
Raytheon Technologies Corp. 4.500% 6/01/42	$30,000	37,389
6.125% 7/15/38	15,000	21,665
		59,054
Agriculture — 0.2%
BAT Capital Corp. 4.700% 4/02/27	45,000	51,432
4.758% 9/06/49	25,000	27,760
Bunge Ltd. Finance Corp. 3.250% 8/15/26	51,000	52,740
4.350% 3/15/24	85,000	92,885
Reynolds American, Inc. 5.850% 8/15/45	35,000	43,021
		267,838
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	7,644	5,495
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	62,240	52,729
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	13,067	9,790
		68,014
Auto Manufacturers — 0.4%
Ford Motor Co. 4.346% 12/08/26	50,000	46,640
Ford Motor Credit Co. LLC 3.810% 1/09/24	200,000	192,060
General Motors Co. 4.200% 10/01/27	30,000	30,569
5.150% 4/01/38	20,000	19,169
General Motors Financial Co., Inc. 3.500% 11/07/24	100,000	101,337
4.150% 6/19/23	78,000	81,528
4.200% 11/06/21	52,000	53,327
		524,630
Banks — 1.6%
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	55,000	58,198
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	30,000	33,483
4.183% 11/25/27	45,000	51,501
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	25,000	30,379
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	20,000	23,589
4.750% 4/21/45	70,000	92,448
7.750% 5/14/38	20,000	32,696
The Bank of Nova Scotia 4.500% 12/16/25	40,000	45,448
3 mo. USD LIBOR + 2.648% 4.650% VRN (c)	125,000	117,889
Barclays Bank PLC 10.179% 6/12/21 (d)	160,000	173,023
Citigroup, Inc. 4.450% 9/29/27	30,000	34,250
5.500% 9/13/25	60,000	71,149
5.875% 1/30/42	20,000	29,088
6.000% 10/31/33	17,000	22,429
6.625% 6/15/32	15,000	20,567
8.125% 7/15/39	15,000	25,977
First Republic Bank 4.375% 8/01/46	250,000	290,351
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,974
The Goldman Sachs Group, Inc. 4.250% 10/21/25	35,000	39,399
5.950% 1/15/27	80,000	99,110
6.750% 10/01/37	35,000	50,955
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	45,000	47,726
5.600% 7/15/41	45,000	64,969
Morgan Stanley 4.350% 9/08/26	135,000	155,666
5.000% 11/24/25	40,000	46,717
SVB Financial Group 3.125% 6/05/30	20,000	21,443
3.500% 1/29/25	85,000	89,860

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Toronto-Dominion Bank 5 year USD Swap + 2.205% 3.625% VRN 9/15/31	$50,000	$56,252
Valley National Bancorp 5.125% 9/27/23	50,000	53,463
Wells Fargo & Co. 5.375% 11/02/43	14,000	18,970
5.606% 1/15/44	15,000	20,689
		1,963,658
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	170,000	208,026
Molson Coors Beverage Co. 4.200% 7/15/46	39,000	37,952
5.000% 5/01/42	5,000	5,297
		251,275
Building Materials — 0.1%
Standard Industries, Inc. 5.000% 2/15/27 (d)	156,000	157,950
Chemicals — 0.3%
CF Industries, Inc. 4.500% 12/01/26 (d)	60,000	65,980
DuPont de Nemours, Inc. 5.319% 11/15/38	55,000	69,733
Huntsman International LLC 5.125% 11/15/22	30,000	31,779
Yara International ASA 3.148% 6/04/30 (d)	15,000	15,506
4.750% 6/01/28 (d)	132,000	151,827
		334,825
Commercial Services — 0.1%
The ADT Security Corp. 6.250% 10/15/21	140,000	143,500
PayPal Holdings, Inc. 3.250% 6/01/50	30,000	32,487
		175,987
Computers — 0.5%
Apple, Inc. 1.650% 5/11/30	50,000	51,107
2.650% 5/11/50	30,000	31,424
Dell International LLC/EMC Corp. 6.020% 6/15/26 (d)	113,000	129,552
Genpact Luxembourg Sarl 3.375% 12/01/24	140,000	144,472
3.700% STEP 4/01/22	65,000	66,741
Leidos Holdings, Inc. 4.450% 12/01/20	200,000	199,425
Leidos, Inc. 4.375% 5/15/30 (d)	25,000	28,161
		650,882
Cosmetics & Personal Care — 0.0%
The Estee Lauder Cos., Inc. 2.375% 12/01/29	45,000	48,186
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	105,000	105,658
Aircastle Ltd. 4.400% 9/25/23	50,000	48,504
5.000% 4/01/23	100,000	97,432
Ally Financial, Inc. 4.125% 2/13/22	65,000	66,790
Antares Holdings LP 6.000% 8/15/23 (d)	250,000	239,798
Ares Finance Co. LLC 4.000% 10/08/24 (d)	85,000	90,194
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (d)	55,000	44,425
Brookfield Finance, Inc. 4.350% 4/15/30	135,000	153,091
4.850% 3/29/29	75,000	88,279
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	60,000	40,200
Lazard Group LLC 3.625% 3/01/27	34,000	35,694
3.750% 2/13/25	20,000	21,235
4.500% 9/19/28	95,000	107,152
Legg Mason, Inc. 5.625% 1/15/44	35,000	43,088
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (d)	50,000	45,615
5.250% 8/15/22 (d)	260,000	244,055
		1,471,210
Electric — 0.8%
Avangrid, Inc. 3.800% 6/01/29	64,000	74,092
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (d)	25,000	27,385
CMS Energy Corp. 4.700% 3/31/43	25,000	30,064
4.875% 3/01/44	130,000	168,678
Entergy Louisiana LLC 4.950% 1/15/45	40,000	43,583
IPALCO Enterprises, Inc. 3.700% 9/01/24	75,000	80,182
ITC Holdings Corp. 2.950% 5/14/30 (d)	40,000	42,603
Metropolitan Edison Co. 4.300% 1/15/29 (d)	56,000	65,462
Nevada Power Co. 6.650% 4/01/36	20,000	28,361
Pacific Gas and Electric Co. 2.500% 2/01/31	35,000	34,241
Pennsylvania Electric Co. 4.150% 4/15/25 (d)	70,000	77,830

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Puget Energy, Inc. 3.650% 5/15/25	$5,000	$5,342
Southwestern Electric Power Co. 6.200% 3/15/40	100,000	137,527
Xcel Energy, Inc. 6.500% 7/01/36	110,000	159,966
		975,316
Electronics — 0.0%
Arrow Electronics, Inc. 3.250% 9/08/24	28,000	29,681
Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	27,000	29,252
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	32,000	32,800
Kraft Heinz Foods Co. 3.950% 7/15/25	63,000	66,845
Mars, Inc. 3.950% 4/01/49 (d)	75,000	93,445
		222,342
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	35,000	36,015
Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	46,210
Health Care – Products — 0.0%
Dentsply Sirona, Inc. 3.250% 6/01/30	25,000	26,283
Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	25,000	28,332
Humana, Inc. 4.800% 3/15/47	25,000	32,588
UnitedHealth Group, Inc. 3.125% 5/15/60	40,000	42,820
		103,740
Home Builders — 0.0%
Lennar Corp. 4.750% 5/30/25	30,000	32,025
Housewares — 0.1%
Newell Brands, Inc. 4.350% STEP 4/01/23	89,000	91,652
Insurance — 2.1%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	175,000	180,782
American International Group, Inc. 3.900% 4/01/26	100,000	112,982
4.200% 4/01/28	40,000	45,301
4.500% 7/16/44	25,000	29,124
4.750% 4/01/48	15,000	18,086
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	115,000	118,691
AmTrust Financial Services, Inc. 6.125% 8/15/23	145,000	134,537
Arch Capital Finance LLC 5.031% 12/15/46	30,000	37,497
Arch Capital Group Ltd. 3.635% 6/30/50	55,000	57,653
Athene Global Funding 2.500% 1/14/25 (d)	115,000	114,819
Athene Holding Ltd. 4.125% 1/12/28	240,000	247,590
AXIS Specialty Finance LLC 3.900% 7/15/29	95,000	101,580
5 year CMT + 3.186% 4.900% VRN 1/15/40	55,000	51,562
AXIS Specialty Finance PLC 4.000% 12/06/27	60,000	63,111
Brighthouse Financial, Inc. 3.700% 6/22/27	55,000	56,070
4.700% 6/22/47	50,000	45,448
Brown & Brown, Inc. 4.200% 9/15/24	42,000	45,542
CNO Financial Group, Inc. 5.250% 5/30/25	107,000	118,425
Enstar Group Ltd. 4.500% 3/10/22	70,000	70,919
4.950% 6/01/29	65,000	68,457
Equitable Financial Life Global Funding 1.400% 7/07/25 (d) (e)	50,000	50,029
Equitable Holdings, Inc. 5.000% 4/20/48	40,000	45,764
Markel Corp. 3.350% 9/17/29	25,000	26,693
New York Life Insurance Co. 3.750% 5/15/50 (d)	25,000	28,233
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (c)	70,000	69,300
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	45,000	47,880
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	110,000	123,283
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	50,000	53,220
Reinsurance Group of America, Inc. 3.150% 6/15/30	55,000	57,061
3.900% 5/15/29	60,000	65,380
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (d)	35,000	41,542
USF&G Capital I 8.500% 12/15/45 (d)	35,000	55,226
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	25,000	23,500
Willis North America, Inc. 2.950% 9/15/29	45,000	47,635
4.500% 9/15/28	65,000	75,775
XLIT Ltd. 4.450% 3/31/25	89,000	100,256
		2,628,953

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.0%
Amazon.com, Inc. 4.050% 8/22/47	$45,000	$58,540
Investment Companies — 0.5%
Ares Capital Corp. 3.500% 2/10/23	125,000	125,639
BlackRock TCP Capital Corp. 3.900% 8/23/24	180,000	175,691
4.125% 8/11/22	70,000	70,176
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	105,000	105,262
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	145,000	144,647
		621,415
Iron & Steel — 0.1%
Vale Overseas Ltd. 6.250% 8/10/26	50,000	58,812
6.875% 11/21/36	35,000	45,728
		104,540
Machinery – Construction & Mining — 0.0%
Caterpillar, Inc. 3.250% 4/09/50	35,000	39,016
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 1.950% 7/02/23 (e)	25,000	25,164
3.875% 10/15/21	95,000	97,363
		122,527
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (d)	30,000	31,038
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	46,279
Comcast Corp. 3.400% 7/15/46	45,000	49,992
3.450% 2/01/50	55,000	63,093
3.969% 11/01/47	25,000	29,642
4.750% 3/01/44	35,000	46,080
Discovery Communications LLC 3.950% 3/20/28	62,000	69,282
4.650% 5/15/50	30,000	34,229
5.000% 9/20/37	25,000	29,589
Grupo Televisa SAB 6.625% 3/18/25	100,000	117,613
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	39,864
		556,701
Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	23,000	24,770
Glencore Funding LLC 3.875% 10/27/27 (d)	25,000	26,573
4.625% 4/29/24 (d)	85,000	93,042
Kinross Gold Corp. 4.500% 7/15/27	31,000	33,813
5.125% 9/01/21	135,000	138,737
Teck Resources Ltd. 6.000% 8/15/40	35,000	37,063
		353,998
Miscellaneous - Manufacturing — 0.1%
Carlisle Cos., Inc. 2.750% 3/01/30	59,000	60,727
General Electric Co. 4.125% 10/09/42	5,000	4,774
		65,501
Oil & Gas — 0.6%
Cenovus Energy, Inc. 4.250% 4/15/27	50,000	45,284
6.750% 11/15/39	29,000	28,236
Diamondback Energy, Inc. 3.250% 12/01/26	45,000	45,245
EOG Resources, Inc. 4.950% 4/15/50	5,000	6,378
EQT Corp. 3.000% 10/01/22	65,000	60,450
3.900% 10/01/27	195,000	158,397
6.125% STEP 2/01/25	70,000	69,756
Marathon Petroleum Corp. 4.500% 4/01/48	10,000	10,211
6.500% 3/01/41	35,000	43,322
Newfield Exploration Co. 5.375% 1/01/26	60,000	56,186
5.625% 7/01/24	40,000	38,222
5.750% 1/30/22	66,000	66,126
Occidental Petroleum Corp. 6.600% 3/15/46	81,000	70,508
Ovintiv, Inc. 6.500% 2/01/38	15,000	12,921
Patterson-UTI Energy, Inc. 3.950% 2/01/28	72,000	54,366
Petroleos Mexicanos 5.350% 2/12/28	30,000	25,200
6.375% 1/23/45	15,000	11,189
6.500% 3/13/27	10,000	9,025
6.625% 6/15/38	5,000	3,891
		814,913
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.600% 12/01/29	70,000	68,497

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 12/01/42	$60,000	$50,143
		118,640
Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26	95,000	104,161
WRKCo, Inc. 3.000% 6/15/33	30,000	31,248
		135,409
Pharmaceuticals — 0.6%
AbbVie, Inc. 4.050% 11/21/39 (d)	40,000	46,778
4.700% 5/14/45	75,000	94,275
Becton Dickinson and Co. 4.685% 12/15/44	25,000	30,785
Bristol-Myers Squibb Co. 4.350% 11/15/47 (d)	30,000	39,617
Cigna Corp. 4.800% 7/15/46 (d)	30,000	37,667
CVS Health Corp. 4.300% 3/25/28	45,000	52,630
5.050% 3/25/48	20,000	26,198
6.125% 9/15/39	10,000	14,233
CVS Pass-Through Trust 5.926% 1/10/34 (d)	45,506	50,875
McKesson Corp. 4.883% 3/15/44	10,000	12,096
6.000% 3/01/41	30,000	38,210
Mylan NV 3.950% 6/15/26	90,000	100,625
5.250% 6/15/46	60,000	74,398
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	59,000	57,799
Upjohn, Inc. 2.700% 6/22/30 (d)	55,000	56,446
		732,632
Pipelines — 0.7%
Cheniere Energy Partners LP 4.500% 10/01/29 (e)	45,000	43,594
Energy Transfer Operating LP 4.200% 4/15/27	30,000	31,363
5.875% 1/15/24	30,000	33,399
6.125% 12/15/45	40,000	41,225
3 mo. USD LIBOR + 4.028% 6.250% VRN (c)	95,000	72,912
5 year CMT + 5.134% 6.750% VRN (c)	45,000	37,766
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	96,250
4.850% 7/15/26	24,000	17,767
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	45,000	42,075
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	30,000	26,850
EQM Midstream Partners LP 4.750% 7/15/23	70,000	70,471
MPLX LP 4.500% 4/15/38	30,000	30,006
6.250% 10/15/22	19,000	19,219
3 mo. USD LIBOR + 4.652% 6.875% VRN (c)	90,000	80,100
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN (c)	105,000	74,944
Plains All American Pipeline LP/PAA Finance Corp. 3.800% 9/15/30	50,000	48,989
4.500% 12/15/26	67,000	70,261
4.700% 6/15/44	50,000	45,572
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	25,000	23,944
		906,707
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (d)	35,000	31,477
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (d)	65,000	67,383
Hercules Capital, Inc. 4.625% 10/23/22	70,000	67,439
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (d)	50,000	57,401
		223,700
Real Estate Investment Trusts (REITS) — 0.7%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	35,000	37,336
American Tower Trust #1 3.652% 3/15/48 (d)	50,000	53,981
Crown Castle International Corp. 5.200% 2/15/49	26,000	34,481
Healthcare Trust of America Holdings LP 3.500% 8/01/26	75,000	81,029
Highwoods Realty LP 4.125% 3/15/28	20,000	21,391
SBA Tower Trust 2.877% 7/15/46 (d)	40,000	40,066
Service Properties Trust 4.500% 6/15/23	30,000	28,723
4.950% 10/01/29	45,000	38,166
Spirit Realty LP 3.200% 1/15/27	100,000	95,532
3.400% 1/15/30	25,000	23,657
4.000% 7/15/29	55,000	54,203
4.450% 9/15/26	11,000	11,402
Store Capital Corp. 4.625% 3/15/29	62,000	63,397
Tanger Properties LP 3.875% 12/01/23	58,000	56,992
UDR, Inc. 3.200% 1/15/30	35,000	38,145
Vereit Operating Partnership LP 3.100% 12/15/29	115,000	110,837
3.400% 1/15/28	25,000	25,193
4.625% 11/01/25	85,000	91,916

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WP Carey, Inc. 4.250% 10/01/26	$32,000	$34,934
		941,381
Retail — 0.1%
Starbucks Corp. 2.550% 11/15/30	70,000	73,426
Semiconductors — 0.1%
KLA Corp. 3.300% 3/01/50	75,000	77,467
Microchip Technology, Inc. 3.922% 6/01/21	25,000	25,487
		102,954
Software — 0.2%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	79,000	84,443
Microsoft Corp. 4.450% 11/03/45	89,000	121,026
		205,469
Telecommunications — 0.5%
AT&T, Inc. 2.300% 6/01/27	40,000	41,411
4.750% 5/15/46	105,000	125,878
5.250% 3/01/37	110,000	136,010
6.250% 3/29/41	5,000	6,856
Crown Castle Towers LLC 4.241% 7/15/48 (d)	40,000	45,763
Qwest Corp 6.750% 12/01/21	29,000	30,647
Sprint Communications, Inc. 9.250% 4/15/22	65,000	71,825
T-Mobile USA, Inc. 2.050% 2/15/28 (d)	45,000	45,021
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	63,000	65,961
Verizon Communications, Inc. 6.550% 9/15/43	34,000	54,064
		623,436
Transportation — 0.1%
CSX Corp. 4.750% 11/15/48	20,000	26,553
Norfolk Southern Corp. 4.050% 8/15/52	35,000	41,852
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (d)	20,000	20,116
		88,521
Trucking & Leasing — 0.0%
DAE Funding LLC 4.000% 8/01/20 (d)	25,000	24,812
TOTAL CORPORATE DEBT (Cost $16,238,589)		17,079,964

Municipal Obligations — 0.3%
JobsOhio Beverage System Series B, Revenue Bonds, 4.532% 1/01/35	150,000	187,173
State of California BAB, General Obligation 7.550% 4/01/39	120,000	213,683
7.600% 11/01/40	10,000	18,357
		419,213
TOTAL MUNICIPAL OBLIGATIONS (Cost $335,822)		419,213

Non-U.S. Government Agency Obligations — 10.9%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (d)	100,000	94,026
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030% 7/25/24 (d)	201,416	199,229
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (d)	34,000	32,593
Series 2019-A, Class C, 3.000% 1/26/32 (d)	20,000	19,867
Series 2019-A, Class D, 3.450% 1/26/32 (d)	147,000	146,244
		491,959
Commercial MBS — 2.1%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (d) (f)	190,000	178,279
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	29,000	31,188
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	36,061
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	24,330	25,421
BBCMS Mortgage Trust Series 2020-C7, Class AS, 2.444% 4/15/53	57,000	59,032
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (d) (f)	100,000	84,770
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (d) (f)	100,000	76,980
Benchmark Mortgage Trust Series 2019-B14, Class AS, 3.352% 12/15/62	150,000	162,978
Series 2019-B9, Class A4, 3.751% 3/15/52	180,000	207,583
Series 2019-B9, Class A5, 4.016% 3/15/52	250,000	295,462
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (d)	150,000	141,756
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (d)	100,000	92,256
BX Commercial Mortgage Trust, Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 1.085% FRN 11/15/35 (d)	70,000	69,292
CD Commercial Mortgage Trust Series 2019-CD8, Class B, 3.366% 8/15/57	78,000	74,989
Series 2019-CD8, Class C, 3.719% 8/15/57	94,000	79,916
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, 4.340% VRN 10/12/50 (f)	70,000	63,875
Commercial Mortgage Pass-Through Certificates Series 2013-GAM, Class A1, 1.705% 2/10/28 (d)	13,243	13,200

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-CR4, Class B, 3.703% 10/15/45 (d)	$35,000	$21,795
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (f)	35,000	34,588
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (f)	50,000	51,410
Series 2014-LC17, Class C, 4.725% VRN 10/10/47 (f)	100,000	95,199
GS Mortgage Securities Trust, Series 2017-GS6, Class B 3.869% 5/10/50	79,000	84,552
Jackson Park Trust, Series 2019-LIC, Class C, 3.131% VRN 10/14/39 (d) (f)	100,000	101,245
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS 3.056% 8/15/49	140,000	146,088
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C, 4.324% VRN 10/15/50 (f)	100,000	91,685
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	100,000	114,807
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (f)	20,000	22,348
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (d) (f)	100,000	100,662
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	30,000	34,337
Series 2018-C45, Class B, 4.556% 6/15/51	10,000	10,496
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class B, 4.311% 8/15/45	40,000	39,735
Series 2011-C3, Class B, 4.740% 3/15/44 (d)	50,000	50,524
		2,692,509
Other ABS — 5.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	106,114	110,513
AASET Trust, Series 2018-2A, Class A 4.454% 11/18/38 (d)	217,386	193,851
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (d)	97,109	98,719
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (d)	50,000	50,113
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 2.488% FRN 7/22/32 (d)	250,000	246,642
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (d)	66,850	67,788
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E 3.780% 5/10/27 (d)	177,000	176,864
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 3.019% FRN 7/15/32 (d)	250,000	239,863
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (d)	214,112	187,292
CLI Funding V LLC, Series 2014-1A, Class A 3.290% 6/18/29 (d)	41,771	41,769
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 0.645% FRN 9/25/34	305	271
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (d)	74,438	77,419
Series 2019-1A, Class A23, 4.352% 5/20/49 (d)	66,498	72,981
Diamond Resorts Owner Trust, Series 2016-1, Class A 3.080% 11/20/28 (d)	29,743	29,749
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (d)	49,750	52,131
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	105,875	107,651
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.969% FRN 10/15/30 (d)	250,000	242,351
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (d)	28,325	28,183
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/31 (d)	250,000	247,795
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 1.910% FRN 1/25/35	80,000	73,930
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (d)	124,245	123,106
Series 2016-1A, Class A, 3.230% 10/15/52 (d)	53,765	54,773
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	89,348	93,367
Series 2019-1A, Class A, 3.860% 10/15/54 (d)	130,270	136,397
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	86,048	84,246
Hero Funding Trust Series 2016-4A, Class A1, 3.570% 9/20/47 (d)	60,303	63,141
Series 2018-1A, Class A2, 4.670% 9/20/48 (d)	72,023	77,046
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 3.369% FRN 10/15/30 (d)	250,000	236,045
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A 3.425% 11/15/39 (d)	339,583	293,620
J.G. Wentworth LLC, Series 2017-1A, Class B 5.430% 8/15/62 (d)	200,000	205,547
KKR Financial CLO Ltd., Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 2.495% FRN 4/20/32 (d)	250,000	247,654
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 2.385% FRN 10/20/30 (d)	250,000	241,395
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (d)	330,000	330,877
Orange Lake Timeshare Trust, Series 2016-A, Class B 2.910% 3/08/29 (d)	13,873	11,874
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (d)	68,000	68,825
Series 2016-1A, Class A, 3.968% 6/17/24 (d)	9,281	9,322
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (d)	92,535	77,697
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050% 3.185% FRN 4/20/32 (d)	300,000	292,448
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (d)	100,000	105,603
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (d)	11,046	10,980
Series 2018-3A, Class C, 4.170% 9/20/35 (d)	112,988	108,628
Store Master Funding I-VII, Series 2019-1, Class A2 3.650% 11/20/49 (d)	115,595	109,065
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	39,400	41,358
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	218,250	226,821
Textainer Marine Containers V Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (d)	113,356	106,323
Series 2017-1A, Class A, 3.720% 5/20/42 (d)	71,566	68,288

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (d)	$86,200	$86,177
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (d)	122,000	118,411
Series 2018-1A, Class A2, 4.620% 6/17/48 (d)	230,000	234,030
WAVE Trust, Series 2017-1A, Class B 5.682% 11/15/42 (d)	202,760	101,676
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (d)	9,415	9,334
Willis Engine Structured Trust III, Series 2017-A, Class A, 4.690% STEP 8/15/42 (d)	208,053	176,974
		6,496,923
Student Loans ABS — 3.1%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/25/58 (d)	100,000	87,322
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	35,000	27,648
Commonbond Student Loan Trust, Series 2017-AGS, Class B 3.470% 5/25/41 (d)	76,139	73,104
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.235% FRN 2/26/35 (d)	11,888	11,181
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + 0.800% 0.985% FRN 9/25/68 (d)	74,193	70,683
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (d)	63,973	62,698
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.518% FRN 7/26/66 (d)	78,480	76,110
EdLinc Student Loan Funding Trust Series 2017-A, Class A, Prime - 1.150% 3.600% FRN 12/01/47 (d)	53,324	52,627
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 4.425% FRN 11/26/40 (d)	65,000	68,420
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS FRN 8/01/43 (d)	50,000	46,175
ELFI Graduate Loan Program LLC, Series 2019-A, Class B, 2.940% VRN 3/25/44 (d) (f)	151,000	145,493
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 1.310% FRN 2/25/42	20,527	19,912
Navient Private Education Refi Loan Trust Series 2019-EA, Class A2B, 1 mo. USD LIBOR + .920% 1.105% FRN 5/15/68 (d)	100,000	95,373
Series 2019-EA, Class B, 3.390% 5/15/68 (d)	156,000	155,606
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 2/25/70 (d)	60,119	56,963
Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.800% 0.985% FRN 3/25/67 (d)	100,000	98,714
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (d)	129,679	126,584
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (d)	69,961	68,532
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (d)	210,000	194,894
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 1.485% FRN 6/27/67 (d)	100,000	93,779
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/58	40,000	32,727
Series 2019-BA, Class B, 4.040% 12/15/59 (d)	150,000	156,076
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (d)	22,915	21,757
Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	22,918	23,019
Nelnet Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + 0.750% 0.935% FRN 9/27/66 (d)	100,000	97,400
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.618% FRN 2/25/67 (d)	200,000	187,841
Series 2019-5, Class A, 2.530% 10/25/67 (d)	284,848	284,752
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.592% FRN 2/15/45	38,504	33,971
SLM Student Loan Trust Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 0.963% FRN 12/15/38	83,907	74,451
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 1.171% FRN 7/25/55	220,451	186,418
Series 2006-5, Class B, 3 mo. USD LIBOR + 0.210% 1.201% FRN 10/25/40	128,870	115,271
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.220% 1.211% FRN 1/25/41	55,098	49,393
Series 2005-6, Class B, 3 mo. USD LIBOR + 0.290% 1.281% FRN 1/25/44	75,298	58,910
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 1.301% FRN 1/25/55	42,364	37,677
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 1.491% FRN 7/25/39	39,495	35,484
Series 2014-2, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 1/25/72	300,000	282,044
SMB Private Education Loan Trust Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/15/37 (d)	250,000	242,171
Series 2017-A, Class B, 3.500% 6/17/41 (d)	100,000	99,459
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 6/25/33 (d)	13,426	13,359
Series 2019-C, Class BFX, 3.050% 11/16/48 (d)	123,000	121,110
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 2.041% FRN 10/27/36	100,000	98,072
		3,883,180
WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (f)	4,159	3,990
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	1,055	998
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (d) (f)	30,351	30,647
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.487% VRN 8/25/34 (f)	1,537	1,541
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.687% VRN 8/25/34 (f)	10,024	9,824
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	64,064	65,323
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	563	552
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (f)	608	577
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (d) (f)	58,062	59,120
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (f)	5,647	5,547

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	$13,153	$12,524
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (d) (f)	47,354	48,363
		239,006

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,306,158)		13,803,577

Sovereign Debt Obligations — 0.2%
Colombia Government International Bond 6.125% 1/18/41	100,000	124,850
Mexico Government International Bond 4.750% 3/08/44	163,000	172,780
		297,630

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $262,980)		297,630
U.S. Government Agency Obligations and Instrumentalities — 8.9%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	33,830	39,196
Series 2693, Class Z, 5.500% 10/15/33	62,714	70,715
		109,911
Pass-Through Securities — 8.5%
Federal Home Loan Mortgage Corp. Pool #QA8791 3.500% 4/01/50	49,862	53,499
Pool #RA2483 3.500% 6/01/50	474,512	504,525
Pool #G05253 5.000% 2/01/39	5,337	6,149
Pool #G00729 8.000% 6/01/27	7,469	8,487
Federal National Mortgage Association Pool #MA3984 2.500% 4/01/35	438,834	459,567
Pool #MA4013 2.500% 5/01/35	276,111	289,157
Pool #MA4053 2.500% 6/01/35	174,077	182,302
Pool #MA3029 3.000% 6/01/32	128,181	135,062
Pool #MA3090 3.000% 8/01/32	59,142	62,279
Pool #AS1304 3.500% 12/01/28	27,247	29,055
Pool #AV2325 3.500% 12/01/28	13,513	14,409
Pool #BF0196 3.500% 2/01/41	32,546	35,197
Pool #MA1356 3.500% 2/01/43	229,549	248,104
Pool #FM1970 3.500% 11/01/49	87,157	94,202
Pool #CA5308 3.500% 3/01/50	314,678	337,237
Pool #CA6096 3.500% 6/01/50	424,457	451,835
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	4,873	5,130
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	11,082	11,667
Pool #BJ0686 4.000% 4/01/48	71,859	76,391
Pool #CA1951 4.000% 7/01/48	75,061	79,749
Pool #CA2039 4.000% 7/01/48	114,616	121,676
Pool #CA1909 4.500% 6/01/48	173,455	186,396
Pool #AD6437 5.000% 6/01/40	11,194	12,783
Pool #AD6996 5.000% 7/01/40	74,879	85,507
Pool #AL8173 5.000% 2/01/44	28,106	31,893
Pool #564594 7.000% 1/01/31	5,715	6,535
Pool #253795 7.000% 5/01/31	2,664	3,086
Pool #507061 7.500% 10/01/29	468	540
Pool #527761 7.500% 2/01/30	548	575
Pool #253183 7.500% 4/01/30	1,147	1,336
Pool #253265 7.500% 5/01/30	637	742
Pool #535248 8.000% 4/01/30	68	79
Pool #539460 8.000% 5/01/30	973	1,143
Pool #190317 8.000% 8/01/31	921	1,076
Government National Mortgage Association I Pool #352049 7.000% 10/15/23	285	303
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	449,060	475,667
Pool# MA6710 3.000% 6/20/50	400,000	423,826
Government National Mortgage Association II TBA Pool #471 3.500% 6/01/49 (e)	3,750,000	3,957,129
Uniform Mortgage Backed Securities TBA Pool #1127 3.500% 4/01/49 (e)	2,075,000	2,182,316
Pool #15801 4.500% 9/01/48 (e)	225,000	241,769
		10,818,380
Whole Loans — 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.000% FRN 6/25/50 (d) (e)	120,000	120,000
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.235% FRN 7/25/49 (d)	102,593	100,220
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 2.635% FRN 7/25/31 (d)	150,646	147,007
		367,227

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,263,187)		11,295,518

U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bond 2.250% 8/15/49 (g)	870,000	1,046,177
3.500% 2/15/39	100,000	141,459
U.S. Treasury Note 0.125% 5/15/23	300,000	299,587
0.375% 4/30/25	500,000	502,186
		1,989,409

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,934,135)		1,989,409

TOTAL BONDS & NOTES (Cost $44,340,871)		44,885,311

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $130,531)		83,816

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 3/31/21 (a)	3,598	$12,881

TOTAL RIGHTS (Cost $7,664)		12,881

Mutual Funds — 8.0%
Diversified Financial Services — 8.0%
iShares China Large-Cap ETF (b)	2,800	111,160
iShares MSCI Australia ETF	7,000	134,890
iShares MSCI EAFE ETF	43,430	2,643,584
iShares MSCI France ETF (b)	8,500	233,070
iShares MSCI Germany ETF (b)	7,200	195,192
iShares MSCI India ETF (b)	13,000	377,260
iShares MSCI Italy ETF (b)	2,900	69,832
iShares MSCI Japan ETF	10,300	565,676
iShares MSCI Singapore ETF (b)	1,150	21,585
iShares MSCI South Korea ETF	1,800	102,834
iShares MSCI Spain ETF	3,400	76,364
iShares MSCI Sweden ETF (b)	2,100	65,247
iShares MSCI Switzerland Capped ETF	6,400	249,344
iShares MSCI Turkey Investable Market ETF (b)	1,700	39,474
iShares MSCI United Kingdom ETF	10,500	270,480
State Street Navigator Securities Lending Prime Portfolio (h)	666,559	666,559
Vanguard FTSE Developed Markets ETF (b)	74,840	2,903,044
Vanguard FTSE Emerging Markets ETF	35,200	1,394,272

TOTAL MUTUAL FUNDS (Cost $9,941,783)		10,119,867

TOTAL LONG-TERM INVESTMENTS (Cost $117,117,525)		125,158,615

	Principal Amount
Short-Term Investments — 5.4%
Commercial Paper — 3.9%
Bayer Corp.
2.553% 7/15/20 (d)	$1,000,000	999,888
Carnival Corp.
1.746% 11/25/20 (d)	1,000,000	972,484
FMC Tech, Inc.
1.269% 7/13/20 (d)	1,000,000	999,812
Lloyds Bank PLC
0.183% 7/30/20	1,000,000	999,792
Suncor Energy, Inc.
1.527% 8/13/20 (d)	1,000,000	999,517
		4,971,493
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (i)	1,928,101	1,928,101

TOTAL SHORT-TERM INVESTMENTS (Cost $6,917,834)		6,899,594

TOTAL INVESTMENTS — 104.1% (Cost $124,035,359) (j)		132,058,209

Other Assets/(Liabilities) — (4.1)%		(5,199,859)

NET ASSETS — 100.0%		$126,858,350

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $4,140,806 or 3.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,618,393 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $18,067,509 or 14.24% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.
(g)	A portion of this security is pledged/held as collateral for open derivatives.

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments  (Continued)

(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,928,101. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $1,966,724.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	138,250	$21,194	$6,912	$14,282

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,620,000	$41,796	$80,988	$(39,192)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	890,000	20,826	42,631	(21,805)
									62,622	123,619	(60,997)
									$83,816	$130,531	$(46,715)

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
E-MINI MSCI EAFE INDEX	9/18/20	17	$1,508,973	$2,667
U.S. Treasury Long Bond	9/21/20	3	536,070	(382)
U.S. Treasury Ultra Bond	9/21/20	11	2,408,779	(9,060)
U.S. Treasury Note 2 Year	9/30/20	35	7,728,579	405
U.S. Treasury Note 5 Year	9/30/20	14	1,756,880	3,511
				$(2,859)

Short
U.S. Treasury Ultra 10 Year	9/21/20	3	$(470,850)	$(1,603)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	200,000	$(2,338)	$710	$(3,048)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	200,000	(2,380)	870	(3,250)
						$(4,718)	$1,580	$(6,298)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MassMutual Premier Disciplined Value Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Basic Materials — 2.8%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	100	$24,146
Albemarle Corp.	10	772
Cabot Corp.	200	7,410
Celanese Corp.	1,810	156,276
CF Industries Holdings, Inc.	1,700	47,838
The Chemours Co.	1,300	19,955
Dow, Inc. (a)	2,603	106,098
DuPont de Nemours, Inc.	903	47,976
Eastman Chemical Co.	1,360	94,711
Ecolab, Inc.	100	19,895
Element Solutions, Inc. (a)	1,800	19,530
FMC Corp.	500	49,810
Huntsman Corp.	2,900	52,113
Linde PLC	340	72,117
LyondellBasell Industries NV Class A	4,300	282,596
The Mosaic Co.	400	5,004
NewMarket Corp.	250	100,120
Olin Corp.	3,000	34,470
PPG Industries, Inc.	1,870	198,332
RPM International, Inc.	100	7,506
Valvoline, Inc.	2,100	40,593
Westlake Chemical Corp.	260	13,949
		1,401,217
Forest Products & Paper — 0.3%
International Paper Co.	6,600	232,386
Iron & Steel — 0.2%
Nucor Corp.	800	33,128
Reliance Steel & Aluminum Co.	880	83,538
Steel Dynamics, Inc.	3,100	80,879
		197,545
Mining — 0.6%
Freeport-McMoRan, Inc.	1,231	14,243
Newmont Corp.	6,700	413,658
Southern Copper Corp.	800	31,816
		459,717
		2,290,865
Communications — 11.3%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	5,200	89,232
Omnicom Group, Inc.	2,400	131,040
		220,272
Internet — 2.0%
Alphabet, Inc. Class A (a)	570	808,288
Alphabet, Inc. Class C (a)	370	523,036
E*TRADE Financial Corp.	1,100	54,703
eBay, Inc.	1,400	73,430
F5 Networks, Inc. (a)	210	29,291
Lyft, Inc. Class A (a)	100	3,301
TD Ameritrade Holding Corp.	1,500	54,570
TripAdvisor, Inc.	900	17,109
Twitter, Inc. (a)	400	11,916
Uber Technologies, Inc. (a)	300	9,324
VeriSign, Inc. (a)	400	82,732
		1,667,700
Media — 2.8%
Charter Communications, Inc. Class A (a)	90	45,903
Comcast Corp. Class A	28,600	1,114,828
Discovery, Inc. Class A (a) (b)	1,800	37,980
Discovery, Inc. Class C (a)	4,928	94,913
DISH Network Corp. Class A (a)	241	8,317
Fox Corp. Class A	4,133	110,847
Fox Corp. Class B (a)	1,433	38,462
John Wiley & Sons, Inc. Class A	700	27,300
Liberty Broadband Corp. Class C (a)	60	7,438
Liberty Media Corp-Liberty SiriusXM Class A (a)	1,300	44,876
Liberty Media Corp-Liberty SiriusXM Class C (a)	1,221	42,063
Madison Square Garden Entertainment Corp. (a)	10	750
The New York Times Co. Class A	100	4,203
Nexstar Media Group, Inc. Class A	430	35,987
ViacomCBS, Inc. Class A (b)	293	7,501
ViacomCBS, Inc. Class B	2,460	57,367
The Walt Disney Co.	5,498	613,082
		2,291,817
Telecommunications — 6.2%
Arista Networks, Inc. (a)	190	39,906
AT&T, Inc.	35,736	1,080,299
CenturyLink, Inc.	16,107	161,553
Ciena Corp. (a)	1,400	75,824
Cisco Systems, Inc.	35,000	1,632,400
EchoStar Corp. Class A (a)	600	16,776
Juniper Networks, Inc.	1,200	27,432
LogMeIn, Inc.	20	1,696
Motorola Solutions, Inc.	660	92,486
T-Mobile US, Inc. (a)	2,141	222,985
Telephone & Data Systems, Inc.	1,918	38,130
Ubiquiti, Inc.	350	61,096

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verizon Communications, Inc.	30,300	$1,670,439
		5,121,022
		9,300,811
Consumer, Cyclical — 9.6%
Airlines — 0.4%
Alaska Air Group, Inc.	500	18,130
American Airlines Group, Inc. (b)	400	5,228
Copa Holdings SA Class A	80	4,045
Delta Air Lines, Inc.	5,600	157,080
JetBlue Airways Corp. (a)	1,900	20,710
Southwest Airlines Co.	1,800	61,524
United Airlines Holdings, Inc. (a)	1,800	62,298
		329,015
Apparel — 0.3%
Capri Holdings Ltd. (a)	2,500	39,075
Columbia Sportswear Co.	100	8,058
Hanesbrands, Inc. (b)	7,000	79,030
PVH Corp.	400	19,220
Ralph Lauren Corp.	80	5,802
Skechers U.S.A., Inc. Class A (a)	100	3,138
Tapestry, Inc.	600	7,968
VF Corp.	700	42,658
		204,949
Auto Manufacturers — 0.9%
Cummins, Inc.	2,150	372,509
Ford Motor Co.	8,100	49,248
General Motors Co.	7,600	192,280
PACCAR, Inc.	2,000	149,700
		763,737
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	2,100	77,238
Aptiv PLC	1,400	109,088
BorgWarner, Inc.	1,600	56,480
Lear Corp.	480	52,329
		295,135
Distribution & Wholesale — 0.2%
Fastenal Co.	1,400	59,976
HD Supply Holdings, Inc. (a)	1,900	65,835
IAA, Inc. (a)	200	7,714
LKQ Corp. (a)	1,400	36,680
		170,205
Entertainment — 0.0%
Madison Square Garden Sports Corp. (a)	10	1,469
Food Services — 0.0%
Aramark	1,400	31,598
Home Builders — 0.8%
D.R. Horton, Inc.	2,600	144,170
Lennar Corp. Class A	3,370	207,659
Lennar Corp. Class B	1,449	66,785
NVR, Inc. (a)	20	65,175
PulteGroup, Inc.	2,800	95,284
Toll Brothers, Inc.	1,200	39,108
		618,181
Home Furnishing — 0.2%
Dolby Laboratories, Inc. Class A	300	19,761
Tempur Sealy International, Inc. (a)	1,000	71,950
Whirlpool Corp.	550	71,241
		162,952
Housewares — 0.0%
Newell Brands, Inc.	1,700	26,996
The Scotts Miracle-Gro Co.	100	13,447
		40,443
Leisure Time — 0.1%
Carnival Corp. (b)	100	1,642
Harley-Davidson, Inc.	1,200	28,524
Norwegian Cruise Line Holdings Ltd. (a)	400	6,572
Polaris, Inc.	620	57,381
Royal Caribbean Cruises Ltd. (b)	360	18,108
		112,227
Lodging — 0.7%
Caesars Entertainment Corp. (a)	1,200	14,556
Extended Stay America, Inc.	300	3,357
Hilton Worldwide Holdings, Inc.	2,700	198,315
Las Vegas Sands Corp.	1,800	81,972
Marriott International, Inc. Class A	2,500	214,325
MGM Resorts International	100	1,680
Wyndham Destinations, Inc.	2,000	56,360
		570,565
Retail — 5.6%
Advance Auto Parts, Inc.	40	5,698
AutoNation, Inc. (a)	1,400	52,612
AutoZone, Inc. (a)	60	67,687
Best Buy Co., Inc.	2,500	218,175
Casey's General Stores, Inc.	50	7,476
Costco Wholesale Corp.	250	75,803
Darden Restaurants, Inc.	1,300	98,501
Dick's Sporting Goods, Inc.	800	33,008
Foot Locker, Inc.	1,700	49,572
The Gap, Inc.	200	2,524
Genuine Parts Co.	170	14,783
The Home Depot, Inc.	3,880	971,979
Kohl's Corp.	1,900	39,463
McDonald's Corp.	3,060	564,478
MSC Industrial Direct Co., Inc. Class A	600	43,686

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nu Skin Enterprises, Inc. Class A	1,400	$53,522
Penske Automotive Group, Inc.	200	7,742
Qurate Retail, Inc. (a)	6,600	62,700
Starbucks Corp.	2,200	161,898
Target Corp.	4,160	498,909
Tiffany & Co.	100	12,194
Walgreens Boots Alliance, Inc.	4,739	200,886
Walmart, Inc.	8,240	986,987
Williams-Sonoma, Inc.	300	24,603
Yum China Holdings, Inc.	2,800	134,596
Yum! Brands, Inc.	1,890	164,260
		4,553,742
		7,854,218
Consumer, Non-cyclical — 22.8%
Agriculture — 1.9%
Altria Group, Inc.	14,300	561,275
Bunge Ltd.	100	4,113
Philip Morris International, Inc.	13,960	978,038
		1,543,426
Beverages — 1.0%
Brown-Forman Corp. Class A	300	17,271
Brown-Forman Corp. Class B	100	6,366
The Coca-Cola Co.	9,700	433,396
Constellation Brands, Inc. Class A	210	36,739
Keurig Dr Pepper, Inc.	100	2,840
Molson Coors Beverage Co. Class B	360	12,370
PepsiCo, Inc.	2,650	350,489
		859,471
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	1,870	209,889
Biogen, Inc. (a)	1,710	457,511
Corteva, Inc. (a)	3	80
Exelixis, Inc. (a)	2,100	49,854
Gilead Sciences, Inc.	12,400	954,056
United Therapeutics Corp. (a)	630	76,230
		1,747,620
Commercial Services — 1.2%
ADT, Inc. (b)	13,300	106,134
AMERCO	70	21,153
Automatic Data Processing, Inc.	550	81,890
CoreLogic, Inc.	400	26,888
Equifax, Inc.	10	1,719
Global Payments, Inc.	330	55,975
Graham Holdings Co. Class B	6	2,056
H&R Block, Inc. (b)	1,500	21,420
IHS Markit Ltd.	900	67,950
ManpowerGroup, Inc.	1,230	84,562
Nielsen Holdings PLC	600	8,916
Quanta Services, Inc.	600	23,538
Robert Half International, Inc.	1,500	79,245
S&P Global, Inc.	800	263,584
Sabre Corp.	2,000	16,120
United Rentals, Inc. (a)	700	104,328
		965,478
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	10,000	732,600
Coty, Inc. Class A	200	894
The Procter & Gamble Co.	7,410	886,014
		1,619,508
Foods — 1.9%
Campbell Soup Co.	1,200	59,556
Conagra Brands, Inc.	2,764	97,210
Flowers Foods, Inc.	1,900	42,484
General Mills, Inc.	5,900	363,735
The Hershey Co.	390	50,552
Hormel Foods Corp.	900	43,443
Ingredion, Inc.	160	13,280
The J.M. Smucker Co.	290	30,685
Kellogg Co.	1,000	66,060
The Kraft Heinz Co.	3,100	98,859
The Kroger Co.	8,400	284,340
Lamb Weston Holdings, Inc.	1,133	72,433
McCormick & Co., Inc.	60	10,764
Mondelez International, Inc. Class A	2,250	115,042
Pilgrim's Pride Corp. (a)	1,500	25,335
Post Holdings, Inc. (a)	260	22,781
Sprouts Farmers Market, Inc. (a)	2,600	66,534
Sysco Corp.	1,000	54,660
Tyson Foods, Inc. Class A	800	47,768
US Foods Holding Corp. (a)	400	7,888
		1,573,409
Health Care – Products — 2.3%
Abbott Laboratories	3,000	274,290
Baxter International, Inc.	1,500	129,150
Boston Scientific Corp. (a)	800	28,088
The Cooper Cos., Inc.	30	8,509
Danaher Corp.	1,360	240,489
Henry Schein, Inc. (a)	300	17,517
Hill-Rom Holdings, Inc.	560	61,477
Medtronic PLC	5,569	510,677
QIAGEN NV (a)	800	34,248
Steris PLC	90	13,810
Stryker Corp.	950	171,180
Thermo Fisher Scientific, Inc.	750	271,755
Zimmer Biomet Holdings, Inc.	780	93,101
		1,854,291
Health Care – Services — 2.1%
Anthem, Inc.	1,310	344,504
Centene Corp. (a)	1,256	79,819
Cigna Corp. (a)	1,863	349,592
DaVita, Inc. (a)	900	71,226
Encompass Health Corp.	100	6,193

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HCA Healthcare, Inc.	770	$74,736
Humana, Inc.	840	325,710
IQVIA Holdings, Inc. (a)	120	17,026
Laboratory Corp. of America Holdings (a)	320	53,155
Molina Healthcare, Inc. (a)	330	58,733
PPD, Inc. (a)	800	21,440
Quest Diagnostics, Inc.	590	67,236
UnitedHealth Group, Inc.	760	224,162
Universal Health Services, Inc. Class B	690	64,094
		1,757,626
Household Products & Wares — 0.9%
Avery Dennison Corp.	470	53,622
The Clorox Co.	350	76,780
Kimberly-Clark Corp.	3,770	532,889
Reynolds Consumer Products, Inc.	1,200	41,688
Spectrum Brands Holdings, Inc.	100	4,590
		709,569
Pharmaceuticals — 7.4%
AbbVie, Inc.	1,313	128,910
AmerisourceBergen Corp.	550	55,424
Becton Dickinson and Co.	1,150	275,161
Bristol-Myers Squibb Co.	14,300	840,840
CVS Health Corp.	10,789	700,961
Herbalife Nutrition Ltd. (a)	500	22,490
Horizon Therapeutics PLC (a)	100	5,558
Jazz Pharmaceuticals PLC (a)	400	44,136
Johnson & Johnson	14,750	2,074,292
McKesson Corp.	430	65,971
Merck & Co., Inc.	2,428	187,757
Mylan NV (a)	5,500	88,440
Perrigo Co. PLC	800	44,216
Pfizer, Inc.	44,115	1,442,560
Zoetis, Inc.	420	57,557
		6,034,273
		18,664,671
Energy — 4.2%
Oil & Gas — 3.7%
Apache Corp.	128	1,728
Cabot Oil & Gas Corp.	4,500	77,310
Chevron Corp.	10,895	972,161
Cimarex Energy Co.	500	13,745
Concho Resources, Inc.	200	10,300
ConocoPhillips	9,148	384,399
Devon Energy Corp.	50	567
Diamondback Energy, Inc.	670	28,019
EOG Resources, Inc.	3,690	186,936
EQT Corp.	400	4,760
Exxon Mobil Corp.	18,390	822,401
Hess Corp.	200	10,362
HollyFrontier Corp.	2,800	81,760
Marathon Oil Corp.	2,900	17,748
Marathon Petroleum Corp.	1,277	47,734
Murphy Oil Corp. (b)	1,700	23,460
Noble Energy, Inc.	480	4,301
Occidental Petroleum Corp.	1,288	23,570
Parsley Energy, Inc. Class A	400	4,272
Phillips 66	3,260	234,394
Pioneer Natural Resources Co.	400	39,080
Valero Energy Corp.	1,134	66,702
WPX Energy, Inc. (a)	66	421
		3,056,130
Oil & Gas Services — 0.2%
Baker Hughes Co.	3	46
Halliburton Co.	3,100	40,238
Schlumberger Ltd.	3,840	70,618
		110,902
Pipelines — 0.3%
Kinder Morgan, Inc.	4,400	66,748
ONEOK, Inc.	800	26,576
Targa Resources Corp.	100	2,007
The Williams Cos., Inc.	8,700	165,474
		260,805
		3,427,837
Financial — 21.6%
Banks — 8.4%
Associated Banc-Corp.	1,350	18,468
Bank of America Corp.	46,473	1,103,734
Bank of Hawaii Corp.	820	50,356
The Bank of New York Mellon Corp.	10,150	392,297
Bank OZK	300	7,041
BOK Financial Corp.	100	5,644
Citigroup, Inc.	11,671	596,388
Citizens Financial Group, Inc.	1,900	47,956
Comerica, Inc.	1,500	57,150
Commerce Bancshares, Inc.	334	19,863
Cullen/Frost Bankers, Inc.	70	5,230
East West Bancorp, Inc.	1,600	57,984
F.N.B. Corp.	2,900	21,750
Fifth Third Bancorp	2,560	49,357
First Horizon National Corp. (b)	3,016	30,039
The Goldman Sachs Group, Inc.	2,390	472,312
Huntington Bancshares, Inc.	1,771	16,001
JPMorgan Chase & Co.	18,127	1,705,026
KeyCorp	5,896	71,813
M&T Bank Corp.	855	88,894
Morgan Stanley	7,800	376,740
Northern Trust Corp.	1,030	81,720
PacWest Bancorp	2,400	47,304
The PNC Financial Services Group, Inc.	3,096	325,730
Popular, Inc.	900	33,453
Prosperity Bancshares, Inc.	100	5,938
Regions Financial Corp.	4,160	46,259
State Street Corp.	4,800	305,040
SVB Financial Group (a)	220	47,417

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synovus Financial Corp.	1,271	$26,094
TCF Financial Corp.	9	265
Truist Financial Corp.	1,900	71,345
Umpqua Holdings Corp.	3,300	35,112
US Bancorp	7,890	290,510
Webster Financial Corp.	600	17,166
Wells Fargo & Co.	14,153	362,317
Western Alliance Bancorp	1,000	37,870
Zions Bancorp NA	350	11,900
		6,939,483
Diversified Financial Services — 3.5%
Alliance Data Systems Corp.	1,880	84,826
Ally Financial, Inc.	2,600	51,558
American Express Co.	1,790	170,408
Ameriprise Financial, Inc.	1,880	282,075
BlackRock, Inc.	830	451,595
Capital One Financial Corp.	950	59,460
Cboe Global Markets, Inc.	400	37,312
The Charles Schwab Corp.	6,800	229,432
CME Group, Inc.	1,340	217,803
Credit Acceptance Corp. (a) (b)	10	4,190
Discover Financial Services	2,400	120,216
Eaton Vance Corp.	1,400	54,040
Evercore, Inc. Class A	200	11,784
Franklin Resources, Inc.	2,600	54,522
Intercontinental Exchange, Inc.	1,935	177,246
Invesco Ltd.	7,700	82,852
Lazard Ltd. Class A	2,000	57,260
Legg Mason, Inc.	600	29,850
LPL Financial Holdings, Inc.	500	39,200
Nasdaq, Inc.	540	64,514
OneMain Holdings, Inc.	1,000	24,540
Raymond James Financial, Inc.	200	13,766
Santander Consumer USA Holdings, Inc.	1,800	33,138
SEI Investments Co.	500	27,490
SLM Corp.	10,500	73,815
Synchrony Financial	5,600	124,096
T. Rowe Price Group, Inc.	1,180	145,730
Virtu Financial, Inc. Class A	2,100	49,560
The Western Union Co.	3,700	79,994
		2,852,272
Insurance — 5.6%
Aflac, Inc.	5,600	201,768
Alleghany Corp.	5	2,446
The Allstate Corp.	4,280	415,117
American Financial Group, Inc.	250	15,865
American International Group, Inc.	3,102	96,720
American National Insurance Co.	450	32,431
Arch Capital Group Ltd. (a)	1,700	48,705
Arthur J Gallagher & Co.	400	38,996
Assurant, Inc.	50	5,165
Assured Guaranty Ltd.	1,600	39,056
Athene Holding Ltd. Class A (a)	300	9,357
Axis Capital Holdings Ltd.	400	16,224
Berkshire Hathaway, Inc. Class B (a)	9,140	1,631,581
Brighthouse Financial, Inc. (a)	230	6,399
Chubb Ltd.	1,321	167,265
Cincinnati Financial Corp.	110	7,043
CNA Financial Corp.	400	12,860
Equitable Holdings, Inc.	5,400	104,166
Erie Indemnity Co. Class A	20	3,838
Everest Re Group Ltd.	10	2,062
Fidelity National Financial, Inc.	557	17,078
First American Financial Corp.	600	28,812
Globe Life, Inc.	600	44,538
The Hanover Insurance Group, Inc.	430	43,572
The Hartford Financial Services Group, Inc.	2,690	103,699
Kemper Corp.	400	29,008
Lincoln National Corp.	1,698	62,469
Loews Corp.	20	686
Markel Corp. (a)	5	4,616
Marsh & McLennan Cos., Inc.	500	53,685
Mercury General Corp.	90	3,668
MetLife, Inc.	7,840	286,317
MGIC Investment Corp.	5,600	45,864
Old Republic International Corp.	3,100	50,561
Primerica, Inc.	100	11,660
Principal Financial Group, Inc.	1,900	78,926
The Progressive Corp.	4,300	344,473
Prudential Financial, Inc.	2,860	174,174
Reinsurance Group of America, Inc.	300	23,532
RenaissanceRe Holdings Ltd.	10	1,710
The Travelers Cos., Inc.	1,569	178,944
Unum Group	2,600	43,134
Voya Financial, Inc.	400	18,660
W.R. Berkley Corp.	450	25,781
White Mountains Insurance Group Ltd.	3	2,664
Willis Towers Watson PLC	150	29,543
		4,564,838
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	1,900	85,918
Jones Lang LaSalle, Inc.	670	69,318
		155,236
Real Estate Investment Trusts (REITS) — 3.8%
AGNC Investment Corp.	600	7,740
Alexandria Real Estate Equities, Inc.	60	9,735
American Campus Communities, Inc.	100	3,496
Americold Realty Trust	2,200	79,860
Annaly Capital Management, Inc.	14,960	98,138
Apartment Investment and Management Co. Class A	899	33,838
Apple Hospitality REIT, Inc.	1,900	18,354
AvalonBay Communities, Inc.	324	50,103
Boston Properties, Inc.	940	84,957
Brixmor Property Group, Inc.	3,300	42,306
Brookfield Property REIT, Inc. Class A	3,300	32,868
Camden Property Trust	100	9,122
CoreSite Realty Corp.	380	46,003
CubeSmart	200	5,398
Digital Realty Trust, Inc.	130	18,474
Douglas Emmett, Inc.	1,200	36,792

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Realty Corp.	1,100	$38,929
EPR Properties	500	16,565
Equity Commonwealth	2,267	72,997
Equity LifeStyle Properties, Inc.	800	49,984
Equity Residential	3,100	182,342
Essex Property Trust, Inc.	503	115,273
Extra Space Storage, Inc.	370	34,177
Federal Realty Investment Trust	90	7,669
First Industrial Realty Trust, Inc.	1,000	38,440
Gaming and Leisure Properties, Inc.	2,153	74,494
Healthpeak Properties, Inc.	400	11,024
Highwoods Properties, Inc.	1,800	67,194
Host Hotels & Resorts, Inc.	5,003	53,982
Hudson Pacific Properties, Inc.	300	7,548
Invitation Homes, Inc.	1,300	35,789
Iron Mountain, Inc. (b)	1,500	39,150
JBG SMITH Properties	19	562
Kilroy Realty Corp.	100	5,870
Kimco Realty Corp.	4,900	62,916
Lamar Advertising Co. Class A	800	53,408
Life Storage, Inc.	400	37,980
Medical Properties Trust, Inc.	300	5,640
Mid-America Apartment Communities, Inc.	443	50,799
National Retail Properties, Inc.	300	10,644
New Residential Investment Corp.	5,800	43,094
Omega Healthcare Investors, Inc.	2,000	59,460
Outfront Media, Inc.	500	7,085
Paramount Group, Inc.	2,600	20,046
Park Hotels & Resorts, Inc.	2,900	28,681
Prologis, Inc.	4,207	392,639
Public Storage	510	97,864
Realty Income Corp.	900	53,550
SBA Communications Corp.	190	56,605
Simon Property Group, Inc.	1,430	97,784
SL Green Realty Corp.	1,280	63,091
Spirit Realty Capital, Inc.	240	8,366
Starwood Property Trust, Inc.	2,700	40,392
STORE Capital Corp.	500	11,905
Sun Communities, Inc.	100	13,568
UDR, Inc.	300	11,214
Ventas, Inc.	2,600	95,212
VEREIT, Inc.	900	5,787
VICI Properties, Inc.	2,300	46,437
Vornado Realty Trust	2,538	96,977
Weingarten Realty Investors	3,100	58,683
Welltower, Inc.	900	46,575
Weyerhaeuser Co.	3,200	71,872
WP Carey, Inc.	800	54,120
		3,131,567
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	1,590	16,218
People's United Financial, Inc.	600	6,942
Sterling Bancorp	1,700	19,924
		43,084
		17,686,480
Industrial — 12.2%
Aerospace & Defense — 1.1%
The Boeing Co.	280	51,324
General Dynamics Corp.	1,440	215,222
Hexcel Corp.	400	18,088
Howmet Aerospace, Inc.	300	4,755
L3 Harris Technologies, Inc.	257	43,605
Northrop Grumman Corp.	130	39,967
Raytheon Technologies Corp.	6,168	380,072
Spirit AeroSystems Holdings, Inc. Class A	500	11,970
TransDigm Group, Inc.	330	145,877
		910,880
Building Materials — 0.5%
Carrier Global Corp.	6,390	141,986
Eagle Materials, Inc.	300	21,066
Fortune Brands Home & Security, Inc.	200	12,786
Johnson Controls International PLC	1,129	38,544
Lennox International, Inc.	30	6,990
Masco Corp.	3,500	175,735
MDU Resources Group, Inc.	2,400	53,232
Owens Corning	200	11,152
		461,491
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	250	23,935
AMETEK, Inc.	300	26,811
Emerson Electric Co.	7,300	452,819
		503,565
Electronics — 2.0%
Agilent Technologies, Inc.	1,500	132,555
Allegion PLC	390	39,866
Amphenol Corp. Class A	600	57,486
Arrow Electronics, Inc. (a)	500	34,345
Avnet, Inc.	1,700	47,404
Coherent, Inc. (a)	10	1,310
FLIR Systems, Inc.	500	20,285
Fortive Corp.	300	20,298
Garmin Ltd.	500	48,750
Gentex Corp.	3,200	82,464
Honeywell International, Inc.	5,200	751,868
Hubbell, Inc.	260	32,594
Jabil, Inc.	2,100	67,368
Keysight Technologies, Inc. (a)	630	63,491
Mettler-Toledo International, Inc. (a)	20	16,111
National Instruments Corp.	1,500	58,065
nVent Electric PLC	1,519	28,451
PerkinElmer, Inc.	10	981
Roper Technologies, Inc.	50	19,413
Trimble, Inc. (a)	200	8,638
Waters Corp. (a)	620	111,848
		1,643,591

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
AECOM (a)	111	$4,171
frontdoor, Inc. (a)	800	35,464
Jacobs Engineering Group, Inc.	100	8,480
		48,115
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	600	35,988
Pentair PLC	1,019	38,712
Republic Services, Inc.	690	56,615
Waste Management, Inc.	2,620	277,484
		408,799
Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	800	67,392
Regal Beloit Corp.	600	52,392
Snap-on, Inc.	360	49,864
Stanley Black & Decker, Inc.	5	697
		170,345
Machinery – Construction & Mining — 0.9%
BWX Technologies, Inc.	900	50,976
Caterpillar, Inc.	5,500	695,750
Oshkosh Corp.	300	21,486
		768,212
Machinery – Diversified — 1.0%
AGCO Corp.	566	31,390
Crane Co.	120	7,135
Curtiss-Wright Corp.	220	19,642
Deere & Co.	1,040	163,436
Dover Corp.	560	54,074
Flowserve Corp.	600	17,112
GrafTech International Ltd. (b)	8,900	71,022
IDEX Corp.	200	31,608
Ingersoll Rand, Inc. (a)	111	3,121
Otis Worldwide Corp.	4,195	238,528
Rockwell Automation, Inc.	840	178,920
		815,988
Metal Fabricate & Hardware — 0.1%
The Timken Co.	500	22,745
Valmont Industries, Inc.	350	39,767
		62,512
Miscellaneous - Manufacturing — 1.9%
3M Co.	2,660	414,933
A.O. Smith Corp.	1,200	56,544
AptarGroup, Inc.	20	2,240
Carlisle Cos., Inc.	360	43,081
Eaton Corp. PLC	2,372	207,502
General Electric Co.	4,990	34,082
Illinois Tool Works, Inc.	2,520	440,622
ITT, Inc.	400	23,496
Parker-Hannifin Corp.	980	179,605
Textron, Inc.	200	6,582
Trane Technologies PLC	1,240	110,335
Trinity Industries, Inc.	800	17,032
		1,536,054
Packaging & Containers — 0.8%
Amcor PLC	7,500	76,575
Ardagh Group SA	2,400	30,984
Berry Global Group, Inc. (a)	2,200	97,504
Crown Holdings, Inc. (a)	1,200	78,156
Graphic Packaging Holding Co.	4,300	60,157
Packaging Corp. of America	1,300	129,740
Silgan Holdings, Inc.	2,800	90,692
Sonoco Products Co.	800	41,832
WestRock Co.	1,440	40,694
		646,334
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	260	45,367
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	700	55,342
CSX Corp.	7,500	523,050
Expeditors International of Washington, Inc.	600	45,624
FedEx Corp.	490	68,708
J.B. Hunt Transport Services, Inc.	520	62,577
Kansas City Southern	560	83,602
Landstar System, Inc.	580	65,140
Norfolk Southern Corp.	1,000	175,570
Old Dominion Freight Line, Inc.	70	11,871
Ryder System, Inc.	790	29,633
Union Pacific Corp.	3,030	512,282
United Parcel Service, Inc. Class B	2,400	266,832
XPO Logistics, Inc. (a)	1,000	77,250
		1,977,481
		9,998,734
Technology — 9.0%
Computers — 2.7%
Amdocs Ltd.	1,000	60,880
CACI International, Inc. Class A (a)	210	45,545
Cognizant Technology Solutions Corp. Class A	4,600	261,372
Dell Technologies C (a)	793	43,567
DXC Technology Co.	2,700	44,550
Hewlett Packard Enterprise Co.	4,400	42,812
HP, Inc.	17,900	311,997
International Business Machines Corp.	9,500	1,147,315
Leidos Holdings, Inc.	850	79,620
NCR Corp. (a)	2,400	41,568
NetApp, Inc.	1,700	75,429
Science Applications International Corp.	600	46,608
Western Digital Corp.	36	1,589
		2,202,852

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	3,014	$46,084
Zebra Technologies Corp. Class A (a)	130	33,274
		79,358
Semiconductors — 4.5%
Analog Devices, Inc.	1,320	161,885
Broadcom, Inc.	130	41,029
Entegris, Inc.	100	5,905
Intel Corp.	31,700	1,896,611
Maxim Integrated Products, Inc.	2,500	151,525
Microchip Technology, Inc.	280	29,487
Micron Technology, Inc. (a)	6,700	345,184
ON Semiconductor Corp. (a)	300	5,946
Qorvo, Inc. (a)	650	71,845
Skyworks Solutions, Inc.	1,580	202,019
Texas Instruments, Inc.	6,050	768,168
		3,679,604
Software — 1.7%
Activision Blizzard, Inc.	3,400	258,060
Akamai Technologies, Inc. (a)	100	10,709
Aspen Technology, Inc. (a)	260	26,939
Autodesk, Inc. (a)	330	78,933
Citrix Systems, Inc.	1,230	181,929
Electronic Arts, Inc. (a)	3,180	419,919
Fidelity National Information Services, Inc.	300	40,227
Fiserv, Inc. (a)	200	19,524
Jack Henry & Associates, Inc.	270	49,688
Manhattan Associates, Inc. (a)	600	56,520
Nuance Communications, Inc. (a)	600	15,183
Oracle Corp.	3,200	176,864
SS&C Technologies Holdings, Inc	100	5,648
Take-Two Interactive Software, Inc. (a)	50	6,978
Teradata Corp. (a)	1,500	31,200
Zynga, Inc. Class A (a)	2,700	25,758
		1,404,079
		7,365,893
Utilities — 4.9%
Electric — 4.7%
AES Corp.	500	7,245
Alliant Energy Corp.	200	9,568
Ameren Corp.	660	46,438
American Electric Power Co., Inc.	1,030	82,029
Avangrid, Inc.	100	4,198
CenterPoint Energy, Inc.	2,000	37,340
CMS Energy Corp.	500	29,210
Consolidated Edison, Inc.	360	25,895
Dominion Energy, Inc.	1,085	88,080
DTE Energy Co.	120	12,900
Duke Energy Corp.	6,414	512,415
Edison International	780	42,362
Entergy Corp.	210	19,700
Evergy, Inc.	4,660	276,291
Eversource Energy	181	15,072
Exelon Corp.	4,675	169,656
FirstEnergy Corp.	6,127	237,605
Hawaiian Electric Industries, Inc.	600	21,636
IDACORP, Inc.	400	34,948
NextEra Energy, Inc.	1,432	343,923
NRG Energy, Inc.	6,700	218,152
OGE Energy Corp.	600	18,216
Pinnacle West Capital Corp.	560	41,042
PPL Corp.	7,400	191,216
Public Service Enterprise Group, Inc.	2,400	117,984
Sempra Energy	2,540	297,764
The Southern Co.	10,750	557,388
Vistra Energy Corp.	13,500	251,370
WEC Energy Group, Inc.	1,520	133,228
Xcel Energy, Inc.	320	20,000
		3,862,871
Gas — 0.2%
Atmos Energy Corp.	250	24,895
National Fuel Gas Co.	1,350	56,605
NiSource, Inc.	490	11,143
UGI Corp.	435	13,833
		106,476
Water — 0.0%
American Water Works Co., Inc.	100	12,866
Essential Utilities, Inc.	125	5,280
		18,146
		3,987,493
TOTAL COMMON STOCK (Cost $87,618,639)		80,577,002

TOTAL EQUITIES (Cost $87,618,639)		80,577,002

Rights — 0.0%

Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (a)	1,521	256

TOTAL RIGHTS (Cost $563)		256

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	152,947	$152,947

TOTAL MUTUAL FUNDS (Cost $152,947)		152,947

TOTAL LONG-TERM INVESTMENTS (Cost $87,772,149)		80,730,205

	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,331,258	1,331,258

TOTAL SHORT-TERM INVESTMENTS (Cost $1,331,258)		1,331,258

TOTAL INVESTMENTS — 100.2% (Cost $89,103,407) (e)		82,061,463

Other Assets/(Liabilities) — (0.2)%		(170,788)

NET ASSETS — 100.0%		$81,890,675

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $449,107 or 0.55% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $303,356 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,331,258. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $1,357,974.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Main Street Fund — Portfolio of Investments

June 30, 2020 (Unaudited)
	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Basic Materials — 1.1%
Chemicals — 1.1%
Ecolab, Inc.	3,478	$691,948
Valvoline, Inc.	29,521	570,641
		1,262,589
Communications — 18.6%
Internet — 15.0%
Alphabet, Inc. Class A (a)	1,513	2,145,510
Amazon.com, Inc. (a)	2,802	7,730,214
Booking Holdings, Inc. (a)	1,115	1,775,459
Facebook, Inc. Class A (a)	15,831	3,594,745
Tencent Holdings Ltd. ADR	18,792	1,202,688
		16,448,616
Telecommunications — 3.6%
Motorola Solutions, Inc.	9,636	1,350,293
Verizon Communications, Inc.	47,828	2,636,757
		3,987,050
		20,435,666
Consumer, Cyclical — 5.6%
Auto Manufacturers — 0.5%
General Motors Co.	20,582	520,725
Entertainment — 0.5%
Live Nation Entertainment, Inc. (a)	4,464	197,889
Warner Music Group Corp. Class A (a)	13,254	390,993
		588,882
Home Builders — 0.6%
D.R. Horton, Inc.	12,163	674,438
Retail — 4.0%
The Home Depot, Inc.	10,559	2,645,135
O'Reilly Automotive, Inc. (a)	1,729	729,068
Target Corp.	8,727	1,046,629
		4,420,832
		6,204,877
Consumer, Non-cyclical — 25.8%
Beverages — 1.9%
Constellation Brands, Inc. Class A	6,320	1,105,684
PepsiCo, Inc.	7,883	1,042,606
		2,148,290
Biotechnology — 1.3%
Amgen, Inc.	3,086	727,864
Gilead Sciences, Inc.	9,019	693,922
		1,421,786
Commercial Services — 0.6%
S&P Global, Inc.	1,934	637,214
Cosmetics & Personal Care — 3.7%
The Procter & Gamble Co.	33,608	4,018,509
Foods — 0.8%
a2 Milk Co. Ltd. (a)	18,382	237,197
Mondelez International, Inc. Class A	12,551	641,732
		878,929
Health Care – Products — 3.9%
Alcon, Inc. (a) (b)	10,302	590,511
Avantor, Inc. (a)	20,148	342,516
Thermo Fisher Scientific, Inc.	5,627	2,038,887
Zimmer Biomet Holdings, Inc.	10,853	1,295,414
		4,267,328
Health Care – Services — 6.3%
HCA Healthcare, Inc.	14,698	1,426,588
Laboratory Corp. of America Holdings (a)	2,461	408,797
UnitedHealth Group, Inc.	17,333	5,112,368
		6,947,753
Household Products & Wares — 1.5%
Church & Dwight Co., Inc.	14,940	1,154,862
Reckitt Benckiser Group PLC	5,169	475,695
		1,630,557
Pharmaceuticals — 5.8%
AstraZeneca PLC Sponsored ADR	54,546	2,884,938
Merck & Co., Inc.	38,546	2,980,762
Neurocrine Biosciences, Inc. (a)	4,284	522,648
		6,388,348
		28,338,714
Energy — 2.7%
Oil & Gas — 1.4%
Suncor Energy, Inc.	66,959	1,128,928

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	6,968	$409,858
		1,538,786

Pipelines — 1.3%
Magellan Midstream Partners LP (c)	32,029	1,382,692
		2,921,478
Financial — 17.2%
Banks — 2.4%
JP Morgan Chase & Co.	28,324	2,664,155
Diversified Financial Services — 5.7%
Capital One Financial Corp.	28,050	1,755,649
Intercontinental Exchange, Inc.	24,737	2,265,909
Mastercard, Inc. Class A	7,611	2,250,573
		6,272,131
Insurance — 6.0%
Berkshire Hathaway, Inc. Class B (a)	15,318	2,734,416
Equitable Holdings, Inc.	94,268	1,818,430
The Progressive Corp.	24,753	1,982,963
		6,535,809
Real Estate Investment Trusts (REITS) — 3.1%
Prologis, Inc.	36,262	3,384,333
		18,856,428
Industrial — 8.5%
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	9,679	3,532,060
Building Materials — 0.2%
Vulcan Materials Co.	1,781	206,329
Electronics — 1.0%
Honeywell International, Inc.	7,776	1,124,332
Environmental Controls — 1.3%
Waste Connections, Inc.	15,114	1,417,542
Transportation — 2.8%
C.H. Robinson Worldwide, Inc.	7,932	627,104
Union Pacific Corp.	8,397	1,419,681
United Parcel Service, Inc. Class B	9,639	1,071,664
		3,118,449
		9,398,712
Technology — 19.0%
Computers — 2.3%
Accenture PLC Class A	7,831	1,681,473
Amdocs Ltd.	14,023	853,720
		2,535,193
Semiconductors — 6.2%
Applied Materials, Inc.	42,814	2,588,106
QUALCOMM, Inc.	24,949	2,275,598
Texas Instruments, Inc.	14,970	1,900,741
		6,764,445
Software — 10.5%
Adobe, Inc. (a)	1,611	701,285
Microsoft Corp.	53,214	10,829,581
		11,530,866
		20,830,504
Utilities — 1.4%
Electric — 1.3%
Duke Energy Corp.	17,439	1,393,202
Gas — 0.1%
UGI Corp.	3,223	102,491
		1,495,693

TOTAL COMMON STOCK (Cost $94,974,593)		109,744,661

TOTAL EQUITIES (Cost $94,974,593)		109,744,661

TOTAL LONG-TERM INVESTMENTS (Cost $94,974,593)		109,744,661

	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$243,729	243,729

TOTAL SHORT-TERM INVESTMENTS (Cost $243,729)		243,729

TOTAL INVESTMENTS — 100.1% (Cost $95,218,322) (e)		109,988,390

Other Assets/(Liabilities) — (0.1)%		(117,357)

NET ASSETS — 100.0%		$109,871,033

Abbreviation Legend

ADR	American Depositary Receipt

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $584,549 or 0.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $598,524 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $243,729. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $248,654.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Basic Materials — 0.5%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	20	$4,829
Apollo Global Management, Inc.	106	5,291
Ecolab, Inc.	40	7,958
FMC Corp.	215	21,418
NewMarket Corp.	508	203,444
RPM International, Inc.	301	22,593
The Sherwin-Williams Co.	1,456	841,350
W.R. Grace & Co.	102	5,183
		1,112,066
Mining — 0.0%
Royal Gold, Inc.	193	23,994
		1,136,060
Communications — 20.0%
Advertising — 0.0%
The Trade Desk, Inc. Class A (a)	52	21,138
Internet — 19.2%
Alphabet, Inc. Class A (a)	3,679	5,217,006
Alphabet, Inc. Class C (a)	4,549	6,430,512
Amazon.com, Inc. (a)	6,461	17,824,736
Anaplan, Inc. (a)	118	5,347
Booking Holdings, Inc. (a)	875	1,393,298
CDW Corp.	3,429	398,381
eBay, Inc.	20,132	1,055,923
Etsy, Inc. (a)	1,118	118,765
Expedia Group, Inc.	10	822
Facebook, Inc. Class A (a)	45,018	10,222,237
FireEye, Inc. (a)	108	1,315
GoDaddy, Inc. Class A (a)	5,156	378,089
GrubHub, Inc. (a)	17	1,195
IAC/InterActiveCorp (a)	82	26,519
Match Group, Inc. (a) (b)	1,948	208,533
Netflix, Inc. (a)	3,749	1,705,945
NortonLifeLock, Inc.	19,831	393,249
Okta, Inc. (a)	76	15,217
Palo Alto Networks, Inc. (a)	1,547	355,300
Pinterest, Inc. (a)	287	6,363
Proofpoint, Inc. (a)	676	75,117
Roku, Inc. (a)	82	9,555
Spotify Technology SA (a)	77	19,881
Uber Technologies, Inc. (a)	1,789	55,602
VeriSign, Inc. (a)	1,882	389,254
Wayfair, Inc. Class A (a)	102	20,156
Zendesk, Inc. (a)	81	7,171
Zillow Group, Inc. Class A (a)	14	805
Zillow Group, Inc. Class C (a)	31	1,786
		46,338,079
Media — 0.6%
Altice USA, Inc. Class A (a)	6,667	150,274
Cable One, Inc.	96	170,386
Charter Communications, Inc. Class A (a)	1,478	753,839
FactSet Research Systems, Inc.	135	44,344
Liberty Media Corp-Liberty SiriusXM Class A (a)	2,133	73,631
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,251	77,547
Nexstar Media Group, Inc. Class A	522	43,686
Sirius XM Holdings, Inc.	17,138	100,600
World Wrestling Entertainment, Inc. Class A	753	32,718
		1,447,025
Telecommunications — 0.2%
Arista Networks, Inc. (a)	959	201,419
CommScope Holding Co., Inc. (a)	44	367
LogMeIn, Inc.	303	25,685
Motorola Solutions, Inc.	265	37,134
PagerDuty, Inc. (a)	49	1,402
Switch, Inc. Class A	59	1,051
Ubiquiti, Inc.	1,258	219,597
		486,655
		48,292,897
Consumer, Cyclical — 7.6%
Apparel — 0.6%
NIKE, Inc. Class B	14,793	1,450,454
VF Corp.	62	3,778
		1,454,232
Auto Manufacturers — 0.7%
Tesla, Inc. (a)	1,533	1,655,349
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	6,513	239,548
Distribution & Wholesale — 0.4%
Copart, Inc. (a)	2,074	172,702
Fastenal Co.	7,715	330,511
IAA, Inc. (a)	100	3,857
Pool Corp.	1,071	291,173
W.W. Grainger, Inc.	558	175,301
		973,544
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	137	6,073

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vail Resorts, Inc.	10	$1,822
		7,895
Home Builders — 0.0%
NVR, Inc. (a)	10	32,587
Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	29	1,910
Tempur Sealy International, Inc. (a)	4,738	340,899
		342,809
Housewares — 0.1%
The Scotts Miracle-Gro Co.	807	108,517
The Toro Co.	100	6,634
		115,151
Leisure Time — 0.0%
Peloton Interactive, Inc. Class A (a)	14	809
Planet Fitness, Inc. Class A (a)	221	13,386
Polaris, Inc.	168	15,548
Virgin Galactic Holdings, Inc. (a)	34	556
		30,299
Lodging — 0.1%
Las Vegas Sands Corp.	3,674	167,314
Wynn Resorts Ltd.	20	1,490
		168,804
Retail — 5.5%
AutoZone, Inc. (a)	287	323,770
Best Buy Co., Inc.	2,849	248,632
Burlington Stores, Inc. (a)	284	55,928
CarMax, Inc. (a)	29	2,597
Carvana Co. (a)	71	8,534
Chipotle Mexican Grill, Inc. (a)	257	270,457
Costco Wholesale Corp.	2,565	777,734
Dollar General Corp.	6,616	1,260,414
Dollar Tree, Inc. (a)	882	81,744
Domino's Pizza, Inc.	1,803	666,100
Dunkin' Brands Group, Inc.	1,635	106,651
Five Below, Inc. (a)	53	5,666
Floor & Decor Holdings, Inc. Class A (a)	70	4,035
The Home Depot, Inc.	14,195	3,555,989
Lowe's Cos., Inc.	25,423	3,435,156
Lululemon Athletica, Inc. (a)	563	175,662
McDonald's Corp.	1,800	332,046
O'Reilly Automotive, Inc. (a)	1,861	784,728
Ollie's Bargain Outlet Holdings, Inc. (a)	127	12,402
Ross Stores, Inc.	532	45,348
Starbucks Corp.	3,534	260,067
The TJX Cos., Inc.	2,029	102,586
Tractor Supply Co.	2,975	392,075
Ulta Beauty, Inc. (a)	355	72,214
The Wendy's Co.	4,565	99,426
Williams-Sonoma, Inc.	1,701	139,499
Yum China Holdings, Inc.	1,483	71,288
Yum! Brands, Inc.	576	50,060
		13,340,808
Toys, Games & Hobbies — 0.0%
Mattel, Inc. (a)	3,074	29,726
		18,390,752
Consumer, Non-cyclical — 22.3%
Agriculture — 0.5%
Altria Group, Inc.	28,490	1,118,232
Beverages — 1.8%
The Boston Beer Co., Inc. Class A (a)	6	3,220
Brown-Forman Corp. Class A	469	27,000
Brown-Forman Corp. Class B	424	26,992
The Coca-Cola Co.	30,927	1,381,819
Monster Beverage Corp. (a)	6,441	446,490
PepsiCo, Inc.	17,547	2,320,766
		4,206,287
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc. (a)	77	3,732
Acceleron Pharma, Inc. (a)	29	2,763
Alexion Pharmaceuticals, Inc. (a)	1,606	180,257
Alnylam Pharmaceuticals, Inc. (a)	75	11,108
Amgen, Inc.	16,880	3,981,317
Biogen, Inc. (a)	1,763	471,691
BioMarin Pharmaceutical, Inc. (a)	111	13,691
Bluebird Bio, Inc. (a)	54	3,296
Exact Sciences Corp. (a)	116	10,085
Exelixis, Inc. (a)	7,999	189,896
Guardant Health, Inc. (a)	48	3,894
Illumina, Inc. (a)	112	41,479
Immunomedics, Inc. (a)	243	8,612
Incyte Corp. (a)	124	12,892
Ionis Pharmaceuticals, Inc. (a)	280	16,509
Iovance Biotherapeutics, Inc. (a)	99	2,717
Livongo Health, Inc. (a)	36	2,707
Moderna, Inc. (a) (b)	195	12,521
Regeneron Pharmaceuticals, Inc. (a)	2,438	1,520,459
Sage Therapeutics, Inc. (a)	8	333
Seattle Genetics, Inc. (a)	317	53,865
Vertex Pharmaceuticals, Inc. (a)	6,802	1,974,689
		8,518,513
Commercial Services — 3.2%
2U, Inc. (a)	39	1,481
Automatic Data Processing, Inc.	6,350	945,452
Avalara, Inc. (a)	47	6,255
Booz Allen Hamilton Holding Corp.	4,423	344,065
Bright Horizons Family Solutions, Inc. (a)	35	4,102
Chegg, Inc. (a)	96	6,457
Cintas Corp.	1,540	410,194
CoreLogic, Inc.	2,962	199,106

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CoStar Group, Inc. (a)	29	$20,609
Equifax, Inc.	82	14,094
FleetCor Technologies, Inc. (a)	1,487	374,025
Gartner, Inc. (a)	1,359	164,888
H&R Block, Inc. (b)	2,654	37,899
IHS Markit Ltd.	6,256	472,328
MarketAxess Holdings, Inc.	244	122,225
Moody's Corp.	2,056	564,845
Morningstar, Inc.	101	14,238
Paylocity Holding Corp. (a)	29	4,231
PayPal Holdings, Inc. (a)	12,562	2,188,677
Quanta Services, Inc.	970	38,053
Rollins, Inc.	585	24,798
S&P Global, Inc.	2,839	935,394
Square, Inc. Class A (a)	922	96,755
StoneCo Ltd. Class A (a)	847	32,830
TransUnion	2,009	174,863
Verisk Analytics, Inc.	3,212	546,682
WEX, Inc. (a)	37	6,105
		7,750,651
Cosmetics & Personal Care — 0.7%
The Estee Lauder Cos., Inc. Class A	539	101,698
The Procter & Gamble Co.	13,868	1,658,197
		1,759,895
Foods — 0.5%
Beyond Meat, Inc. (a)	41	5,493
Campbell Soup Co.	3,390	168,245
Grocery Outlet Holding Corp. (a)	341	13,913
The Hershey Co.	2,176	282,053
Kellogg Co.	1,566	103,450
Lamb Weston Holdings, Inc.	1,414	90,397
McCormick & Co., Inc.	502	90,064
Pilgrim's Pride Corp. (a)	126	2,128
Sprouts Farmers Market, Inc. (a)	9,537	244,052
Sysco Corp.	5,021	274,448
		1,274,243
Health Care – Products — 2.2%
10X Genomics, Inc. Class A (a)	37	3,304
Abbott Laboratories	7,383	675,028
ABIOMED, Inc. (a)	40	9,662
Adaptive Biotechnologies Corp. (a)	179	8,660
Align Technology, Inc. (a)	248	68,061
Avantor, Inc. (a)	1,973	33,541
Baxter International, Inc.	2,858	246,074
Bio-Techne Corp.	25	6,602
Bruker Corp.	214	8,705
The Cooper Cos., Inc.	12	3,404
Edwards Lifesciences Corp. (a)	10,729	741,481
Haemonetics Corp. (a)	760	68,066
Hill-Rom Holdings, Inc.	913	100,229
Hologic, Inc. (a)	1,187	67,659
ICU Medical, Inc. (a)	52	9,584
IDEXX Laboratories, Inc. (a)	1,510	498,542
Insulet Corp. (a)	51	9,907
Intuitive Surgical, Inc. (a)	233	132,770
Masimo Corp. (a)	602	137,250
Novocure Ltd. (a)	84	4,981
Penumbra, Inc. (a)	24	4,292
Quidel Corp. (a)	763	170,714
Repligen Corp. (a)	473	58,468
ResMed, Inc.	2,231	428,352
Steris PLC	56	8,593
Stryker Corp.	1,628	293,349
Tandem Diabetes Care, Inc. (a)	44	4,352
Teleflex, Inc.	370	134,673
Thermo Fisher Scientific, Inc.	3,147	1,140,284
Varian Medical Systems, Inc. (a)	159	19,481
West Pharmaceutical Services, Inc.	1,101	250,114
		5,346,182
Health Care – Services — 2.5%
Amedisys, Inc. (a)	145	28,788
Anthem, Inc.	1,421	373,695
Centene Corp. (a)	2,301	146,229
Charles River Laboratories International, Inc. (a)	596	103,913
Chemed Corp.	264	119,082
Cigna Corp. (a)	1,834	344,150
DaVita, Inc. (a)	3,068	242,802
Encompass Health Corp.	100	6,193
HCA Healthcare, Inc.	2,339	227,023
Humana, Inc.	1,153	447,076
IQVIA Holdings, Inc. (a)	63	8,938
Laboratory Corp. of America Holdings (a)	92	15,282
Molina Healthcare, Inc. (a)	1,083	192,752
PPD, Inc. (a)	814	21,815
Syneos Health, Inc. (a)	113	6,582
Teladoc Health, Inc. (a)	46	8,779
UnitedHealth Group, Inc.	12,987	3,830,516
		6,123,615
Household Products & Wares — 0.5%
Avery Dennison Corp.	574	65,487
Church & Dwight Co., Inc.	4,577	353,802
The Clorox Co.	3,002	658,549
Reynolds Consumer Products, Inc.	1,505	52,284
		1,130,122
Pharmaceuticals — 6.9%
AbbVie, Inc.	45,387	4,456,096
Agios Pharmaceuticals, Inc. (a)	4	214
AmerisourceBergen Corp.	1,493	150,450
Bristol-Myers Squibb Co.	23,196	1,363,925
Cardinal Health, Inc.	5,899	307,869
DexCom, Inc. (a)	1,033	418,778
Eli Lilly and Co.	23,123	3,796,334
Global Blood Therapeutics, Inc. (a)	41	2,588
Herbalife Nutrition Ltd. (a)	1,797	80,829
Horizon Therapeutics PLC (a)	103	5,725
Johnson & Johnson	7,189	1,010,989

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	3,043	$466,857
Merck & Co., Inc.	42,539	3,289,541
Neurocrine Biosciences, Inc. (a)	1,553	189,466
PRA Health Sciences, Inc. (a)	856	83,280
Reata Pharmaceuticals, Inc. Class A (a)	15	2,340
Sarepta Therapeutics, Inc. (a)	63	10,101
Zoetis, Inc.	7,423	1,017,248
		16,652,630
		53,880,370
Energy — 0.1%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	1,431	68,073
SolarEdge Technologies, Inc. (a)	667	92,566
		160,639
Pipelines — 0.0%
Cheniere Energy, Inc. (a)	806	38,946
Equitrans Midstream Corp.	13,803	114,703
		153,649
		314,288
Financial — 7.4%
Diversified Financial Services — 5.1%
Ares Management Corp. Class A	1,369	54,349
Cboe Global Markets, Inc.	803	74,904
Credit Acceptance Corp. (a) (b)	7	2,933
Intercontinental Exchange, Inc.	4,630	424,108
LendingTree, Inc. (a)	5	1,448
LPL Financial Holdings, Inc.	406	31,830
Mastercard, Inc. Class A	19,135	5,658,220
SLM Corp.	7,545	53,041
T. Rowe Price Group, Inc.	1,188	146,718
Tradeweb Markets, Inc. Class A	403	23,431
Virtu Financial, Inc. Class A	8,582	202,535
Visa, Inc. Class A	28,208	5,448,939
The Western Union Co.	5,042	109,008
		12,231,464
Insurance — 0.6%
Alleghany Corp.	6	2,935
Aon PLC Class A	1,802	347,065
Axis Capital Holdings Ltd.	20	811
Brown & Brown, Inc.	218	8,886
Erie Indemnity Co. Class A	10	1,919
Lincoln National Corp.	842	30,977
Marsh & McLennan Cos., Inc.	1,087	116,711
Primerica, Inc.	989	115,318
The Progressive Corp.	10,311	826,014
RenaissanceRe Holdings Ltd.	69	11,801
		1,462,437
Private Equity — 0.0%
The Carlyle Group, Inc.	8	223
Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	3,732	964,871
Americold Realty Trust	992	36,010
Brookfield Property REIT, Inc. Class A (b)	3,145	31,324
CoreSite Realty Corp.	1,528	184,980
Crown Castle International Corp.	1,100	184,085
Equinix, Inc.	794	557,626
Equity LifeStyle Properties, Inc.	3,937	245,984
Extra Space Storage, Inc.	679	62,719
Iron Mountain, Inc.	10,001	261,026
Public Storage	3,680	706,155
SBA Communications Corp.	11	3,277
Simon Property Group, Inc.	13,680	935,439
		4,173,496
		17,867,620
Industrial — 4.4%
Aerospace & Defense — 1.6%
HEICO Corp.	28	2,790
HEICO Corp. Class A	54	4,387
Lockheed Martin Corp.	7,869	2,871,556
Mercury Systems, Inc. (a)	81	6,371
Northrop Grumman Corp.	2,379	731,400
Spirit AeroSystems Holdings, Inc. Class A	2,102	50,322
TransDigm Group, Inc.	116	51,278
		3,718,104
Building Materials — 0.1%
Armstrong World Industries, Inc.	289	22,530
Carrier Global Corp.	6,546	145,452
Trex Co., Inc. (a)	909	118,234
		286,216
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.	737	35,000
Generac Holdings, Inc. (a)	407	49,625
Universal Display Corp.	38	5,686
		90,311
Electronics — 0.4%
Agilent Technologies, Inc.	419	37,027
Allegion PLC	1,034	105,695
Amphenol Corp. Class A	2,269	217,393
Coherent, Inc. (a)	37	4,846
Jabil, Inc.	1,113	35,705
Keysight Technologies, Inc. (a)	1,031	103,904
Mettler-Toledo International, Inc. (a)	491	395,525
PerkinElmer, Inc.	295	28,937
Roper Technologies, Inc.	25	9,707

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waters Corp. (a)	312	$56,285
		995,024
Engineering & Construction — 0.0%
frontdoor, Inc. (a)	347	15,382
Environmental Controls — 0.1%
Waste Management, Inc.	971	102,839
Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	620	52,229
MSA Safety, Inc.	98	11,215
		63,444
Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc.	1,340	75,898
Vertiv Holdings Co. (a)	174	2,359
		78,257
Machinery – Diversified — 0.2%
Cognex Corp.	899	53,688
Graco, Inc.	502	24,091
Nordson Corp.	666	126,347
Rockwell Automation, Inc.	1,734	369,342
		573,468
Miscellaneous - Manufacturing — 0.7%
3M Co.	6,413	1,000,364
Axon Enterprise, Inc. (a)	41	4,023
Donaldson Co., Inc.	58	2,698
Illinois Tool Works, Inc.	3,411	596,414
		1,603,499
Packaging & Containers — 0.2%
Amcor PLC (a)	3,941	40,238
Ball Corp.	215	14,940
Berry Global Group, Inc. (a)	4,479	198,509
Crown Holdings, Inc. (a)	313	20,386
Graphic Packaging Holding Co.	4,549	63,640
		337,713
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	69	12,040
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	589	46,566
Expeditors International of Washington, Inc.	2,244	170,634
J.B. Hunt Transport Services, Inc.	346	41,638
Landstar System, Inc.	2,118	237,873
Old Dominion Freight Line, Inc.	1,004	170,268
Union Pacific Corp.	5,922	1,001,232
United Parcel Service, Inc. Class B	8,776	975,716
XPO Logistics, Inc. (a)	990	76,477
		2,720,404
		10,596,701
Technology — 37.1%
Computers — 12.0%
Accenture PLC Class A	13,612	2,922,769
Apple, Inc.	67,503	24,625,094
CACI International, Inc. Class A (a)	78	16,917
Cognizant Technology Solutions Corp. Class A	1,427	81,082
Crowdstrike Holdings, Inc. Class A (a)	55	5,516
Dell Technologies C (a)	983	54,006
EPAM Systems, Inc. (a)	722	181,951
Fortinet, Inc. (a)	4,443	609,891
Genpact Ltd.	561	20,488
Globant SA (a)	29	4,346
Leidos Holdings, Inc.	245	22,949
Lumentum Holdings, Inc. (a)	406	33,061
NetApp, Inc.	4,585	203,436
Pure Storage, Inc. Class A (a)	370	6,412
Science Applications International Corp.	1,309	101,683
Zscaler, Inc. (a)	47	5,146
		28,894,747
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,008	257,998
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (a)	7,360	387,210
Analog Devices, Inc.	218	26,735
Applied Materials, Inc.	20,528	1,240,917
Broadcom, Inc.	5,642	1,780,672
Entegris, Inc.	2,117	125,009
Inphi Corp. (a)	275	32,312
IPG Photonics Corp. (a)	15	2,406
KLA Corp.	4,710	916,001
Lam Research Corp.	4,541	1,468,832
Maxim Integrated Products, Inc.	2,365	143,343
Microchip Technology, Inc.	1,085	114,261
MKS Instruments, Inc.	349	39,521
Monolithic Power Systems, Inc.	116	27,492
NVIDIA Corp.	11,232	4,267,149
QUALCOMM, Inc.	35,093	3,200,832
Teradyne, Inc.	4,519	381,901
Texas Instruments, Inc.	14,955	1,898,836
Xilinx, Inc.	5,461	537,308
		16,590,737
Software — 18.1%
Activision Blizzard, Inc.	6,924	525,532
Adobe, Inc. (a)	9,106	3,963,933
Akamai Technologies, Inc. (a)	2,774	297,068
Alteryx, Inc. Class A (a)	41	6,736
ANSYS, Inc. (a)	926	270,142
Aspen Technology, Inc. (a)	1,176	121,845

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atlassian Corp. PLC Class A (a)	1,831	$330,074
Autodesk, Inc. (a)	1,927	460,919
Bill.com Holdings, Inc. (a)	141	12,720
Black Knight, Inc. (a)	99	7,183
Broadridge Financial Solutions, Inc.	1,910	241,023
Cadence Design Systems, Inc. (a)	7,958	763,650
CDK Global, Inc.	802	33,219
Ceridian HCM Holding, Inc. (a)	57	4,518
Cerner Corp.	6,124	419,800
Change Healthcare, Inc. (a)	337	3,774
Citrix Systems, Inc.	1,665	246,270
Cloudflare, Inc. Class A (a)	74	2,660
Coupa Software, Inc. (a)	163	45,158
Datadog, Inc. Class A (a)	1,991	173,117
DocuSign, Inc. (a)	116	19,976
Dropbox, Inc. Class A (a)	4,792	104,322
Dynatrace, Inc. (a)	105	4,263
Elastic NV (a)	37	3,412
Electronic Arts, Inc. (a)	1,625	214,581
Everbridge, Inc. (a)	22	3,044
Fair Isaac Corp. (a)	846	353,662
Fastly, Inc. Class A (a)	38	3,235
Fiserv, Inc. (a)	259	25,284
Five9, Inc. (a)	341	37,738
Guidewire Software, Inc. (a)	11	1,219
HubSpot, Inc. (a)	35	7,852
Intuit, Inc.	4,214	1,248,145
Jack Henry & Associates, Inc.	1,745	321,132
Manhattan Associates, Inc. (a)	1,225	115,395
Medallia, Inc. (a)	55	1,388
Microsoft Corp.	124,020	25,239,310
MongoDB, Inc. (a)	26	5,885
MSCI, Inc.	1,109	370,206
New Relic, Inc. (a)	35	2,412
Nutanix, Inc. Class A (a)	132	3,129
Oracle Corp.	55,336	3,058,421
Paychex, Inc.	4,325	327,619
Paycom Software, Inc. (a)	291	90,131
Pegasystems, Inc.	24	2,428
Pluralsight, Inc. Class A (a)	65	1,173
PTC, Inc. (a)	89	6,923
RealPage, Inc. (a)	60	3,901
RingCentral, Inc. Class A (a)	51	14,536
salesforce.com, Inc. (a)	4,109	769,739
ServiceNow, Inc. (a)	2,584	1,046,675
Slack Technologies, Inc. Class A (a)	254	7,897
Smartsheet, Inc. Class A (a)	69	3,513
Splunk, Inc. (a)	181	35,965
SS&C Technologies Holdings, Inc	353	19,937
Synopsys, Inc. (a)	3,109	606,255
Take-Two Interactive Software, Inc. (a)	1,367	190,792
Teradata Corp. (a)	1,776	36,941
Twilio, Inc. Class A (a)	107	23,478
Tyler Technologies, Inc. (a)	174	60,357
Veeva Systems, Inc. Class A (a)	2,152	504,472
VMware, Inc. Class A (a) (b)	1,510	233,839
Workday, Inc. Class A (a)	811	151,949
Zoom Video Communications, Inc. Class A (a)	2,127	539,280
Zynga, Inc. Class A (a)	1,826	17,420
		43,768,572
		89,512,054
Utilities — 0.0%
Electric — 0.0%
NRG Energy, Inc.	1,172	38,160

TOTAL COMMON STOCK (Cost $181,165,485)		240,028,902

TOTAL EQUITIES (Cost $181,165,485)		240,028,902

Rights — 0.1%
Communications — 0.0%
Telecommunications — 0.0%
T-Mobile US, Inc., Expires 7/27/20 (a)	461	78
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Expires 3/31/21 (a)	29,980	107,328

TOTAL RIGHTS (Cost $64,028)		107,406
		107,406

Mutual Funds — 0.2%

Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	499,551	499,551
TOTAL MUTUAL FUNDS (Cost $499,551)		499,551

TOTAL LONG-TERM INVESTMENTS (Cost $181,729,064)		240,635,859

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,401,626	$1,401,626

TOTAL SHORT-TERM INVESTMENTS (Cost $1,401,626)		1,401,626

TOTAL INVESTMENTS — 100.3% (Cost $183,130,690) (e)		242,037,485

Other Assets/(Liabilities) — (0.3)%		(666,987)

NET ASSETS — 100.0%		$241,370,498

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $679,599 or 0.28% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $190,130 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).

(d)	Maturity value of $1,401,626. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,429,694.

(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Basic Materials — 2.7%
Forest Products & Paper — 0.6%
Schweitzer-Mauduit International, Inc.	40,700	$1,359,787
Mining — 2.1%
Compass Minerals International, Inc.	47,810	2,330,738
Kaiser Aluminum Corp.	30,054	2,212,575
		4,543,313
		5,903,100
Communications — 1.3%
Internet — 1.3%
Q2 Holdings, Inc. (a) (b)	34,289	2,941,653
Consumer, Cyclical — 12.5%
Auto Parts & Equipment — 2.7%
Dorman Products, Inc. (a)	38,751	2,599,030
Visteon Corp. (a)	50,021	3,426,438
		6,025,468
Entertainment — 0.3%
Cedar Fair LP (c)	24,172	664,730
Retail — 9.5%
AutoNation, Inc. (a)	86,043	3,233,496
BJ's Wholesale Club Holdings, Inc. (a)	127,177	4,739,887
Jack in the Box, Inc.	38,606	2,860,318
Ollie's Bargain Outlet Holdings, Inc. (a)	14,567	1,422,467
Suburban Propane Partners LP (c)	200,907	2,872,970
Texas Roadhouse, Inc.	59,396	3,122,448
The Wendy's Co.	130,006	2,831,531
		21,083,117
		27,773,315
Consumer, Non-cyclical — 27.3%
Biotechnology — 3.6%
Emergent BioSolutions, Inc. (a)	53,674	4,244,540
NeoGenomics, Inc. (a) (b)	53,992	1,672,672
Twist Bioscience Corp. (a)	29,328	1,328,559
Zai Lab Ltd. ADR (a)	9,725	798,714
		8,044,485
Commercial Services — 6.0%
ASGN, Inc. (a)	68,376	4,559,312
Korn Ferry	110,768	3,403,901
Monro, Inc. (b)	54,146	2,974,781
Paylocity Holding Corp. (a)	17,052	2,487,716
		13,425,710
Foods — 1.7%
BellRing Brands, Inc. Class A (a)	97,464	1,943,432
The Simply Good Foods Co. (a)	100,759	1,872,102
		3,815,534
Health Care – Products — 8.2%
Adaptive Biotechnologies Corp. (a) (b)	30,867	1,493,345
AtriCure, Inc. (a)	48,395	2,175,355
Inspire Medical Systems, Inc. (a)	37,116	3,229,834
Intersect ENT, Inc. (a)	60,582	820,280
OraSure Technologies, Inc. (a)	64,794	753,554
Quidel Corp. (a)	14,993	3,354,534
Repligen Corp. (a)	19,373	2,394,697
Tandem Diabetes Care, Inc. (a)	39,817	3,938,698
		18,160,297
Health Care – Services — 4.6%
Addus HomeCare Corp. (a)	34,929	3,233,028
LHC Group, Inc. (a)	34,021	5,930,541
Tenet Healthcare Corp. (a)	63,424	1,148,609
		10,312,178
Household Products & Wares — 1.5%
Acco Brands Corp.	467,501	3,319,257
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (a) (b)	11,001	905,162
Collegium Pharmaceutical, Inc. (a) (b)	63,618	1,113,315
G1 Therapeutics, Inc. (a) (b)	28,894	700,968
uniQure NV (a)	22,892	1,031,514
		3,750,959
		60,828,420
Energy — 1.8%
Energy – Alternate Sources — 1.3%
Renewable Energy Group, Inc. (a)	121,226	3,003,980
Pipelines — 0.5%
Noble Midstream Partners LP (c)	121,577	1,028,542
		4,032,522

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 19.4%
Banks — 5.5%
The Bank of NT Butterfield & Son Ltd.	91,133	$2,222,734
BankUnited, Inc.	93,901	1,901,495
Cathay General Bancorp	56,423	1,483,925
CIT Group, Inc. (b)	67,161	1,392,248
Heritage Financial Corp.	100,701	2,014,020
IBERIABANK Corp.	48,356	2,202,132
Signature Bank	10,076	1,077,326
		12,293,880
Diversified Financial Services — 2.5%
Federated Hermes, Inc.	46,839	1,110,084
Focus Financial Partners, Inc. Class A (a)	61,236	2,023,850
Stifel Financial Corp.	50,699	2,404,654
		5,538,588
Insurance — 0.8%
ProSight Global, Inc. (a)	90,132	802,175
Selectquote, Inc. (a)	38,999	987,844
		1,790,019
Real Estate Investment Trusts (REITS) — 6.0%
Brandywine Realty Trust	240,121	2,614,918
DiamondRock Hospitality Co.	413,331	2,285,720
EPR Properties (b)	77,786	2,577,050
Four Corners Property Trust, Inc.	152,712	3,726,173
National Storage Affiliates Trust	71,044	2,036,121
		13,239,982
Savings & Loans — 4.6%
Berkshire Hills Bancorp, Inc.	84,264	928,589
OceanFirst Financial Corp. (b)	98,580	1,737,965
Pacific Premier Bancorp, Inc.	100,007	2,168,152
Sterling Bancorp	129,091	1,512,947
WSFS Financial Corp.	134,238	3,852,631
		10,200,284
		43,062,753
Industrial — 16.1%
Building Materials — 2.4%
Masonite International Corp. (a)	34,362	2,672,676
Summit Materials, Inc. Class A (a)	168,050	2,702,244
		5,374,920
Electrical Components & Equipment — 3.1%
Energizer Holdings, Inc.	58,740	2,789,563
EnerSys	29,403	1,892,965
Generac Holdings, Inc. (a)	19,068	2,324,961
		7,007,489
Electronics — 0.9%
Atkore International Group, Inc. (a)	71,011	1,942,151
Engineering & Construction — 3.0%
Comfort Systems USA, Inc.	24,756	1,008,807
KBR, Inc.	149,158	3,363,513
TopBuild Corp. (a)	20,622	2,346,165
		6,718,485
Environmental Controls — 1.4%
Evoqua Water Technologies Corp. (a)	108,752	2,022,787
US Ecology, Inc.	30,069	1,018,738
		3,041,525
Machinery – Diversified — 0.7%
Chart Industries, Inc. (a)	31,891	1,546,395
Metal Fabricate & Hardware — 2.5%
Mayville Engineering Co., Inc. (a)	74,015	584,719
Rexnord Corp.	131,469	3,832,321
Valmont Industries, Inc.	9,461	1,074,959
		5,491,999
Miscellaneous - Manufacturing — 0.8%
EnPro Industries, Inc.	36,283	1,788,389
Transportation — 1.3%
CryoPort, Inc. (a) (b)	53,010	1,603,552
Hub Group, Inc. Class A (a)	27,571	1,319,548
		2,923,100
		35,834,453
Technology — 14.7%
Computers — 2.7%
CACI International, Inc. Class A (a)	13,776	2,987,739
Perspecta, Inc.	125,120	2,906,537
		5,894,276
Semiconductors — 5.6%
Brooks Automation, Inc.	91,111	4,030,751
MKS Instruments, Inc.	42,502	4,812,926
Semtech Corp. (a)	70,844	3,699,474
		12,543,151
Software — 6.4%
1Life Healthcare, Inc. (a)	30,748	1,116,767
Bottomline Technologies de, Inc. (a)	73,417	3,727,381
Envestnet, Inc. (a)	23,220	1,707,599
j2 Global, Inc. (b)	51,075	3,228,451

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zynga, Inc. Class A (a)	478,802	$4,567,771
		14,347,969
		32,785,396
Utilities — 3.2%
Electric — 1.0%
Avista Corp.	59,622	2,169,645
Gas — 2.2%
National Fuel Gas Co.	41,361	1,734,267
South Jersey Industries, Inc.	128,286	3,205,867
		4,940,134
		7,109,779
TOTAL COMMON STOCK (Cost $222,489,751)		220,271,391

TOTAL EQUITIES (Cost $222,489,751)		220,271,391

Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (d)	40,393	40,393

TOTAL MUTUAL FUNDS (Cost $40,393)		40,393

TOTAL LONG-TERM INVESTMENTS (Cost $222,530,144)		220,311,784

	Principal Amount
Short-Term Investments — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$2,353,621	2,353,621

TOTAL SHORT-TERM INVESTMENTS (Cost $2,353,621)		2,353,621

TOTAL INVESTMENTS — 100.0% (Cost $224,883,765) (f)		222,665,405

Other Assets/(Liabilities) — (0.0)%		(78,286)

NET ASSETS — 100.0%		$222,587,119

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $14,391,147 or 6.47% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $14,464,784 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,353,621. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $2,400,754.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Global Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Cayman Islands — 4.7%
Farfetch Ltd. Class A (a) (b)	88,990	$1,536,856
JD.com, Inc. ADR (b)	175,354	10,552,804
StoneCo Ltd. Class A (a) (b)	46,074	1,785,828
		13,875,488
France — 7.6%
Dassault Systemes SE	5,068	873,438
Kering SA	13,052	7,089,448
LVMH Moet Hennessy Louis Vuitton SE	29,602	12,965,638
Societe Generale SA (b)	77,805	1,294,432
		22,222,956
Germany — 3.2%
SAP SE	68,442	9,526,819
India — 2.9%
DLF Ltd.	2,531,173	4,983,804
ICICI Bank Ltd. Sponsored ADR	375,314	3,486,667
		8,470,471
Italy — 0.2%
Brunello Cucinelli SpA (b)	22,473	666,922
Japan — 14.6%
Capcom Co. Ltd.	81,300	2,950,663
FANUC Corp.	17,000	3,037,775
Keyence Corp.	18,700	7,807,666
MinebeaMitsumi, Inc.	53,500	970,003
Murata Manufacturing Co. Ltd.	123,230	7,220,560
Nidec Corp.	108,800	7,264,237
Omron Corp.	63,900	4,281,094
Takeda Pharmaceutical Co. Ltd.	74,608	2,662,809
TDK Corp.	66,500	6,592,440
		42,787,247
Netherlands — 3.1%
Airbus SE (b)	89,053	6,336,899
ASML Holding NV	3,612	1,324,080
uniQure NV (b)	29,368	1,323,322
		8,984,301
Spain — 1.3%
Industria de Diseno Textil SA	149,371	3,949,258
Sweden — 2.9%
Assa Abloy AB Class B	182,188	3,699,182
Atlas Copco AB Class A	113,809	4,812,537
		8,511,719
Switzerland — 0.3%
Zur Rose Group AG (b)	2,810	765,831
United Kingdom — 1.9%
International Game Technology PLC (a)	96,849	861,956
Prudential PLC	243,216	3,662,752
Unilever PLC	22,244	1,199,342
		5,724,050
United States — 56.6%
Adobe, Inc. (b)	34,881	15,184,048
Agilent Technologies, Inc.	52,841	4,669,559
Alphabet, Inc. Class A (b)	17,503	24,820,129
Amazon.com, Inc. (b)	1,517	4,185,130
Analog Devices, Inc.	2,533	310,647
Anthem, Inc.	17,012	4,473,816
Avantor, Inc. (b)	167,181	2,842,077
Blueprint Medicines Corp. (b)	19,081	1,488,318
Boston Scientific Corp. (b)	39,253	1,378,173
Centene Corp. (b)	48,271	3,067,622
Colgate-Palmolive Co.	29,276	2,144,760
Electronic Arts, Inc. (b)	22,467	2,966,767
Equifax, Inc.	29,822	5,125,805
Facebook, Inc. Class A (b)	58,358	13,251,351
Fidelity National Information Services, Inc.	29,368	3,937,955
Illumina, Inc. (b)	4,168	1,543,619
Incyte Corp. (b)	20,051	2,084,703
Intel Corp.	26,938	1,611,701
Intuit, Inc.	39,414	11,674,033
Ionis Pharmaceuticals, Inc. (b)	35,302	2,081,406
IQVIA Holdings, Inc. (b)	6,298	893,560
MacroGenics, Inc. (b)	69,816	1,949,263
Maxim Integrated Products, Inc.	120,114	7,280,110
Microsoft Corp.	16,278	3,312,736
PayPal Holdings, Inc. (b)	56,726	9,883,371
Pegasystems, Inc. (a)	9,611	972,345
Phathom Pharmaceuticals, Inc. (b)	31,962	1,051,869
S&P Global, Inc.	43,248	14,249,351
Sage Therapeutics, Inc. (b)	16,088	668,939
Sarepta Therapeutics, Inc. (a) (b)	14,898	2,388,745
Twist Bioscience Corp. (b)	1,657	75,062
United Parcel Service, Inc. Class B	35,950	3,996,921
Veracyte, Inc. (a) (b)	38,017	984,640
Visa, Inc. Class A	17,513	3,382,986
The Walt Disney Co.	41,194	4,593,543
Zimmer Biomet Holdings, Inc.	11,876	1,417,519
		165,942,579
TOTAL COMMON STOCK (Cost $166,398,024)		291,427,641

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	$26,412

TOTAL PREFERRED STOCK (Cost $22,480)		26,412

TOTAL EQUITIES (Cost $166,420,504)		291,454,053

Mutual Funds — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	72,237	72,237

TOTAL MUTUAL FUNDS (Cost $72,237)		72,237

TOTAL LONG-TERM INVESTMENTS (Cost $166,492,741)		291,526,290

	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$1,149,343	1,149,343

TOTAL SHORT-TERM INVESTMENTS (Cost $1,149,343)		1,149,343

TOTAL INVESTMENTS — 99.7% (Cost $167,642,084) (e)		292,675,633

Other Assets/(Liabilities) — 0.3%		733,970

NET ASSETS — 100.0%		$293,409,603

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $7,575,097 or 2.58% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,640,099 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,149,343. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $1,172,368.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier International Equity Fund — Portfolio of Investments
June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.0%
Common Stock — 97.0%
Australia — 2.1%
CSL Ltd.	21,089	$4,180,959
Belgium — 0.9%
Galapagos NV (a)	8,984	1,763,639
Canada — 5.7%
Alimentation Couche-Tard, Inc. Class B	134,422	4,215,045
CAE, Inc.	62,535	1,014,305
Dollarama, Inc.	54,267	1,805,169
Saputo, Inc.	69,733	1,662,682
Shopify, Inc. Class A (a)	2,745	2,607,851
		11,305,052
Cayman Islands — 4.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	15,139	3,265,482
Tencent Holdings Ltd.	58,900	3,783,371
WH Group Ltd. (b)	2,029,000	1,741,259
		8,790,112
Denmark — 3.3%
Ascendis Pharma A/S ADR (a)	7,236	1,070,204
Novo Nordisk A/S Class B	83,738	5,418,785
		6,488,989
France — 14.5%
Dassault Systemes SE	11,421	1,968,337
Edenred	41,480	1,812,130
EssilorLuxottica SA (a)	10,465	1,341,292
Hermes International	6,773	5,652,900
Kering SA	2,738	1,487,198
L'Oreal SA (a)	5,337	1,710,989
LVMH Moet Hennessy Louis Vuitton SE	9,124	3,996,300
Sartorius Stedim Biotech	6,031	1,522,308
SEB SA	25,420	4,197,061
Ubisoft Entertainment SA (a)	26,238	2,160,952
Worldline SA (a) (b)	32,745	2,829,063
		28,678,530
Germany — 7.5%
Fresenius Medical Care AG & Co. KGaA	40,085	3,417,552
Infineon Technologies AG	111,921	2,615,962
SAP SE	41,354	5,756,291
Siemens Healthineers AG (b)	63,407	3,036,679
		14,826,484
Ireland — 3.4%
Flutter Entertainment PLC (a)	19,935	2,614,108
James Hardie Industries PLC	117,084	2,234,812
Medtronic PLC	20,364	1,867,379
		6,716,299
Italy — 0.9%
Davide Campari-Milano SpA	211,999	1,784,164
Japan — 9.4%
Daikin Industries Ltd.	14,900	2,396,012
Hitachi Ltd.	81,200	2,563,439
Hoya Corp.	43,600	4,175,353
Keyence Corp.	8,500	3,548,939
Nidec Corp.	26,600	1,775,999
Nihon M&A Center, Inc.	49,600	2,240,502
Nitori Holdings Co. Ltd.	10,000	1,958,553
		18,658,797
Netherlands — 8.4%
Aalberts NV	66,486	2,176,470
Adyen NV (a) (b)	1,274	1,856,077
Airbus SE (a)	29,851	2,124,159
ASML Holding NV	17,088	6,264,089
Boskalis Westminster (a)	13,226	260,568
STMicroelectronics NV	144,714	3,925,830
		16,607,193
New Zealand — 1.1%
Xero Ltd. (a)	36,487	2,272,159
Spain — 2.9%
Amadeus IT Group SA	34,187	1,778,846
Grifols SA	108,899	3,303,421
Prosegur Cash SA (b)	824,995	694,618
		5,776,885
Sweden — 5.3%
Atlas Copco AB Class A	106,520	4,504,314
Epiroc AB Class A	167,896	2,089,036
Swedish Match AB	54,738	3,843,418
		10,436,768
Switzerland — 8.9%
Barry Callebaut AG Registered	1,201	2,288,962
Lonza Group AG Registered	4,004	2,111,285
Novartis AG Registered	14,254	1,238,539
Roche Holding AG	15,408	5,334,736
Sika AG Registered	10,179	1,956,507
Temenos Group AG Registered	14,610	2,265,223

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VAT Group AG (b)	13,112	$2,390,528
		17,585,780
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	446,000	4,719,590
United Kingdom — 12.2%
Atlassian Corp. PLC Class A (a)	10,300	1,856,781
Blue Prism Group PLC (a)	36,128	508,360
boohoo Group PLC (a)	492,003	2,507,756
Britvic PLC	192,063	1,830,990
Compass Group PLC	121,275	1,668,395
Ferguson PLC	18,366	1,502,430
GVC Holdings PLC	160,893	1,474,172
Legal & General Group PLC	763,739	2,085,604
London Stock Exchange Group PLC	14,840	1,535,107
Melrose Industries PLC	1,128,263	1,590,230
Next PLC	44,657	2,704,155
Ocado Group PLC (a)	93,930	2,358,019
Rightmove PLC	104,438	705,808
Trainline PLC (a) (b)	315,673	1,705,198
		24,033,005
United States — 3.7%
EPAM Systems, Inc. (a)	14,847	3,741,592
ResMed, Inc.	18,886	3,626,112
		7,367,704
TOTAL COMMON STOCK (Cost $157,613,886)		191,992,109

Preferred Stock — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	30,113

TOTAL PREFERRED STOCK (Cost $19,494)		30,113

TOTAL EQUITIES (Cost $157,633,380)		192,022,222

TOTAL LONG-TERM INVESTMENTS (Cost $157,633,380)		192,022,222

	Principal Amount
Short-Term Investments — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (c)	$6,679,571	6,679,571

TOTAL SHORT-TERM INVESTMENTS (Cost $6,679,571)		6,679,571

TOTAL INVESTMENTS — 100.4% (Cost $164,312,951) (d)		198,701,793

Other Assets/(Liabilities) — (0.4)%		(881,312)

NET ASSETS — 100.0%		$197,820,481

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $14,253,422 or 7.21% of net assets.
(c)	Maturity value of $6,679,571. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $6,813,225.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.1%
Common Stock — 94.1%
Bermuda — 2.1%
Credicorp Ltd.	15,297	$2,044,750
Jardine Strategic Holdings Ltd.	60,371	1,303,118
		3,347,868
Brazil — 4.6%
Ambev SA	356,939	928,103
Ambev SA ADR	80,498	212,515
Atacadao SA	135,994	493,901
B3 SA - Brasil Bolsa Balcao	154,026	1,560,341
Itau Unibanco Holding SA Sponsored ADR	335,591	1,573,922
Vale SA Sponsored ADR	238,176	2,455,594
		7,224,376
Cayman Islands — 24.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	34,664	7,477,025
Budweiser Brewing Co. APAC Ltd. (b)	524,300	1,523,232
Hansoh Pharmaceutical Group Co. Ltd. (a) (b)	194,000	918,967
Huazhu Group Ltd. ADR (c)	137,892	4,833,115
Innovent Biologics, Inc. (a) (b)	189,500	1,407,499
Meituan Dianping Class B (a)	73,600	1,634,899
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	3,030	394,597
OneConnect Financial Technology Co. Ltd. (a)	65,152	1,189,675
Pagseguro Digital Ltd. Class A (a)	41,127	1,453,428
Tencent Holdings Ltd.	174,990	11,240,274
Wuxi Biologics Cayman, Inc. (a) (b)	27,500	503,881
ZTO Express Cayman, Inc. ADR	146,411	5,374,748
		37,951,340
Chile — 0.8%
Falabella SA	417,704	1,322,170
China — 5.4%
Jiangsu Hengrui Medicine Co. Ltd. Class A	279,678	3,651,246
Ping An Insurance Group Co. of China Ltd. Class A	472,471	4,773,306
		8,424,552
Colombia — 0.3%
Grupo Aval Acciones y Valores SA	121,386	529,243
Egypt — 0.8%
Commercial International Bank Egypt SAE	296,222	1,191,269
France — 5.2%
Kering SA	14,773	8,024,243
LVMH Moet Hennessy Louis Vuitton SE	124	54,312
		8,078,555
Hong Kong — 4.6%
AIA Group Ltd.	771,200	7,177,611
India — 11.4%
HDFC Bank Ltd.	110,731	1,579,315
Housing Development Finance Corp. Ltd.	266,591	6,275,800
Kotak Mahindra Bank Ltd.	290,998	5,219,882
Oberoi Realty Ltd.	107,679	519,751
Tata Consultancy Services Ltd.	127,700	3,539,729
Zee Entertainment Enterprises Ltd.	353,109	799,358
		17,933,835
Indonesia — 1.3%
Bank Central Asia Tbk PT	673,000	1,342,137
Indocement Tunggal Prakarsa Tbk PT	448,935	371,140
Semen Indonesia Persero Tbk PT	516,500	348,223
		2,061,500
Italy — 2.1%
Brunello Cucinelli SpA (a)	178	5,283
Moncler SpA (a)	36,120	1,379,156
PRADA SpA (a)	528,500	1,832,263
		3,216,702
Mexico — 5.1%
Alsea SAB de CV (a)	322,928	317,666
Fomento Economico Mexicano SAB de CV	545,994	3,389,108
Fomento Economico Mexicano SAB de CV Sponsored ADR	13,858	859,335
Grupo Aeroportuario del Sureste SAB de CV Class B	53,888	603,718
Grupo Financiero Inbursa SAB de CV Class O	692,348	481,055
Grupo Mexico SAB de CV Series B	1,035,967	2,406,867
		8,057,749
Netherlands — 2.3%
Yandex NV Class A (a)	73,575	3,680,222
Philippines — 2.7%
Ayala Land, Inc.	2,088,100	1,397,919
SM Investments Corp.	126,030	2,351,074
SM Prime Holdings, Inc.	644,357	407,595
		4,156,588
Republic of Korea — 2.8%
Amorepacific Corp.	5,090	715,747
AMOREPACIFIC Group	6,737	291,934
Samsung Biologics Co. Ltd. (a) (b)	5,158	3,348,114
		4,355,795

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Russia — 6.9%
MMC Norilsk Nickel PJSC ADR (c)	1,790	$47,131
MMC Norilsk Nickel PJSC ADR (Russia)	14,148	369,885
Novatek PJSC Sponsored GDR Registered	35,732	5,072,823
Novatek PJSC Sponsored GDR Registered	8,849	1,258,328
Polyus PJSC (a)	1,630	275,746
Polyus PJSC GDR (b) (d)	5,075	427,061
Polyus PJSC GDR (b) (d)	649	54,613
Sberbank of Russia PJSC	1,163,009	3,326,156
		10,831,743
South Africa — 0.8%
FirstRand Ltd.	595,211	1,304,731
Switzerland — 0.6%
Cie Financiere Richemont SA Registered	14,277	909,145
Taiwan — 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	835,000	8,836,004
Turkey — 0.6%
Akbank T.A.S. (a)	982,272	870,975
United States — 3.9%
Yum China Holdings, Inc.	127,478	6,127,867

TOTAL COMMON STOCK (Cost $144,021,347)		147,589,840
Preferred Stock — 3.0%

Brazil — 1.4%
Lojas Americanas SA 0.640%
	369,601	2,187,117
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	742,906	34,241
Singapore — 1.6%
Grab Holdings, Inc., (Acquired 6/18/19, Cost $2,438,401) (a) (d) (e) (f)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $4,454,838)		4,659,759

TOTAL EQUITIES (Cost $148,476,185)		152,249,599

Mutual Funds — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Prime Portfolio (g)	270	270

TOTAL MUTUAL FUNDS (Cost $270)		270

TOTAL LONG-TERM INVESTMENTS (Cost $148,476,455)		152,249,869

	Principal Amount
Short-Term Investments — 3.9%
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (h)	$6,165,067	6,165,067

TOTAL SHORT-TERM INVESTMENTS (Cost $6,165,067)		6,165,067

TOTAL INVESTMENTS — 101.0% (Cost $154,641,522) (i)		158,414,936

Other Assets/(Liabilities) — (1.0)%		(1,627,305)

NET ASSETS — 100.0%		$156,787,631

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $8,183,367 or 5.22% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $2,703,635 or 1.72% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,801,102 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $2,920,075 or 1.86% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $2,438,401 or 1.56% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $6,165,067. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $6,288,470.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund")

MassMutual Premier Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MassMutual Premier Core Bond Fund ("Core Bond Fund")

MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund")

MassMutual Premier High Yield Fund ("High Yield Fund")

MassMutual Premier Balanced Fund ("Balanced Fund")

MassMutual Premier Disciplined Value Fund ("Disciplined Value Fund")

MassMutual Premier Main Street Fund ("Main Street Fund")

MassMutual Premier Disciplined Growth Fund ("Disciplined Growth Fund")

MassMutual Premier Small Cap Opportunities Fund ("Small Cap Opportunities Fund")

MassMutual Premier Global Fund ("Global Fund")

MassMutual Premier International Equity Fund ("International Equity Fund")

MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

1 The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2020, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$181,170,331	$—	$181,170,331
Municipal Obligations	—	714,326	—	714,326
Non-U.S. Government Agency Obligations	—	228,160,582	—	228,160,582
U.S. Government Agency Obligations and Instrumentalities	—	2,822,966	—	2,822,966
U.S. Treasury Obligations	—	1,904,990	—	1,904,990
Purchased Options	—	400,632	—	400,632
Short-Term Investments	—	19,992,918	—	19,992,918
Total Investments	$—	$435,166,745	$—	$435,166,745
Asset Derivatives
Futures Contracts	$97,597	$—	$—	$97,597
Liability Derivatives
Futures Contracts	$(851,672)	$—	$—	$(851,672)
Swap Agreements	—	(49,556)	—	(49,556)
Total	$(851,672)	$(49,556)	$—	$(901,228)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$3,024,357	$—	$3,024,357
Municipal Obligations	—	1,577,331	—	1,577,331
Non-U.S. Government Agency Obligations	—	149,509,886	—	149,509,886
U.S. Government Agency Obligations and Instrumentalities	—	10,160,000	—	10,160,000
U.S. Treasury Obligations	—	78,063,329	—	78,063,329
Purchased Options	—	732,568	—	732,568
Short-Term Investments	—	103,226,398	—	103,226,398
Total Investments	$—	$346,293,869	$—	$346,293,869
Asset Derivatives
Futures Contracts	$26,328	$—	$—	$26,328
Swap Agreements	—	4,509,508	—	4,509,508
Total	$26,328	$4,509,508	$—	$4,535,836
Liability Derivatives
Futures Contracts	$(21,888)	$—	$—	$(21,888)
Swap Agreements	—	(379,694)	—	(379,694)
Total	$(21,888)	$(379,694)	$—	$(401,582)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,311,100	$—	$—	$3,311,100
Corporate Debt	—	532,318,461	—	532,318,461
Municipal Obligations	—	6,070,176	—	6,070,176
Non-U.S. Government Agency Obligations	—	440,010,634	—	440,010,634
Sovereign Debt Obligations	—	9,556,282	—	9,556,282
U.S. Government Agency Obligations and Instrumentalities	—	333,471,197	—	333,471,197
U.S. Treasury Obligations	—	22,023,229	—	22,023,229
Purchased Options	—	2,517,132	—	2,517,132
Short-Term Investments	—	181,840,773	—	181,840,773
Total Investments	$3,311,100	$1,527,807,884	$—	$1,531,118,984
Asset Derivatives
Futures Contracts	$108,418	$—	$—	$108,418
Liability Derivatives
Futures Contracts	$(1,252,486)	$—	$—	$(1,252,486)
Swap Agreements	—	(136,895)	—	(136,895)
Total	$(1,252,486)	$(136,895)	$—	$(1,389,381)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$13,995	$807	$—	$14,802
Preferred Stock	254,700	—	—	254,700
Corporate Debt	—	106,692,919	—	106,692,919
Municipal Obligations	—	847,481	—	847,481
Non-U.S. Government Agency Obligations	—	66,984,234	—	66,984,234
Sovereign Debt Obligations	—	1,417,240	—	1,417,240
U.S. Government Agency Obligations and Instrumentalities	—	43,883,758	—	43,883,758
U.S. Treasury Obligations	—	9,703,222	—	9,703,222
Purchased Options	—	468,618	—	468,618
Warrants	—	—	3,755	3,755
Short-Term Investments	—	26,933,226	—	26,933,226
Total Investments	$268,695	$256,931,505	$3,755	$257,203,955
Asset Derivatives
Forward Contracts	$—	$198,603	$—	$198,603
Futures Contracts	2,795	—	—	2,795
Total	$2,795	$198,603	$—	$201,398
Liability Derivatives
Forward Contracts	$—	$(104,710)	$—	$(104,710)
Futures Contracts	(214,455)	—	—	(214,455)
Swap Agreements	—	(23,609)	—	(23,609)
Total	$(214,455)	$(128,319)	$—	$(342,774)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3			Total
Common Stock	$457,679	$12,681		$—	+	$470,360
Bank Loans	—	18,744,417		—		18,744,417
Corporate Debt	—	460,331,407		—		460,331,407
Warrants	—	—		—	+	—
Total Investments	$457,679	$479,088,505	$	__		$479,546,184

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$69,929,390	$—	$—	$69,929,390
Preferred Stock	127,350	—	—	127,350
Corporate Debt	—	17,079,964	—	17,079,964
Municipal Obligations	—	419,213	—	419,213
Non-U.S. Government Agency Obligations	—	13,803,577	—	13,803,577
Sovereign Debt Obligations	—	297,630	—	297,630
U.S. Government Agency Obligations and Instrumentalities	—	11,295,518	—	11,295,518
U.S. Treasury Obligations	—	1,989,409	—	1,989,409
Purchased Options	—	83,816	—	83,816
Rights	12,881	—	—	12,881
Mutual Funds	10,119,867	—	—	10,119,867
Short-Term Investments	—	6,899,594	—	6,899,594
Total Investments	$80,189,488	$51,868,721	$—	$132,058,209
Asset Derivatives
Futures Contracts	$6,583	$—	$—	$6,583
Liability Derivatives
Futures Contracts	$(11,045)	$—	$—	$(11,045)
Swap Agreements	—	(4,718)	—	(4,718)
Total	$(11,045)	$(4,718)	$—	$(15,763)

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$109,031,769	$712,892	*	$—	$109,744,661
Short-Term Investments	—	243,729		—	243,729
Total Investments	$109,031,769	$956,621		$—	$109,988,390

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Cayman Islands	$13,875,488	$—	$—	$13,875,488
France	—	22,222,956	—	22,222,956
Germany	—	9,526,819	—	9,526,819
India	3,486,667	4,983,804	—	8,470,471
Italy	—	666,922	—	666,922
Japan	—	42,787,247	—	42,787,247
Netherlands	1,323,322	7,660,979	—	8,984,301
Spain	—	3,949,258	—	3,949,258
Sweden	—	8,511,719	—	8,511,719
Switzerland	—	765,831	—	765,831
United Kingdom	861,956	4,862,094	—	5,724,050
United States	165,942,579	—	—	165,942,579
Preferred Stock
India	26,412	—	—	26,412
Mutual Funds	72,237	—	—	72,237
Short-Term Investments	—	1,149,343	—	1,149,343
Total Investments	$185,588,661	$107,086,972	$—	$292,675,633

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$4,180,959	$—	$4,180,959
Belgium	—	1,763,639	—	1,763,639
Canada	11,305,052	—	—	11,305,052
Cayman Islands	3,265,482	5,524,630	—	8,790,112
Denmark	1,070,204	5,418,785	—	6,488,989
France	—	28,678,530	—	28,678,530
Germany	—	14,826,484	—	14,826,484
Ireland	1,867,379	4,848,920	—	6,716,299
Italy	—	1,784,164	—	1,784,164
Japan	—	18,658,797	—	18,658,797
Netherlands	—	16,607,193	—	16,607,193
New Zealand	—	2,272,159	—	2,272,159
Spain	—	5,776,885	—	5,776,885
Sweden	—	10,436,768	—	10,436,768
Switzerland	—	17,585,780	—	17,585,780
Taiwan	—	4,719,590	—	4,719,590
United Kingdom	1,856,781	22,176,224	—	24,033,005
United States	7,367,704	—	—	7,367,704
Preferred Stock
India	30,113	—	—	30,113
Short-Term Investments	—	6,679,571	—	6,679,571
Total Investments	$26,762,715	$171,939,078	$—	$198,701,793

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$2,044,750	$1,303,118	$—	$3,347,868
Brazil	7,224,376	—	—	7,224,376
Cayman Islands	20,722,588	17,228,752	—	37,951,340
Chile	1,322,170	—	—	1,322,170
China	—	8,424,552	—	8,424,552
Colombia	529,243	—	—	529,243
Egypt	—	1,191,269	—	1,191,269
France	—	8,078,555	—	8,078,555
Hong Kong	—	7,177,611	—	7,177,611
India	—	17,933,835	—	17,933,835
Indonesia	—	2,061,500	—	2,061,500
Italy	—	3,216,702	—	3,216,702
Mexico	8,057,749	—	—	8,057,749
Netherlands	3,680,222	—	—	3,680,222
Philippines	—	4,156,588	—	4,156,588
Republic of Korea	—	4,355,795	—	4,355,795
Russia	1,258,328	9,573,415	—	10,831,743
South Africa	—	1,304,731	—	1,304,731
Switzerland	—	909,145	—	909,145
Taiwan	—	8,836,004	—	8,836,004
Turkey	—	870,975	—	870,975
United States	6,127,867	—	—	6,127,867
Preferred Stock
Brazil	2,187,117	—	—	2,187,117
India	34,241	—	—	34,241
Singapore	—	—	2,438,401	2,438,401
Mutual Funds	270	—	—	270
Short-Term Investments	—	6,165,067	—	6,165,067
Total Investments	$53,188,921	$102,787,614	$2,438,401	$158,414,936

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of June 30, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2020, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$443,596,748	$7,495,721	$(15,925,724)	$(8,430,003)
Inflation-Protected and Income Fund	344,277,915	7,351,073	(5,335,119)	2,015,954
Core Bond Fund	1,519,409,551	45,792,000	(34,082,567)	11,709,433
Diversified Bond Fund	259,133,108	7,610,558	(9,539,711)	(1,929,153)
High Yield Fund	519,510,560	11,761,008	(51,725,384)	(39,964,376)
Balanced Fund	124,035,359	13,798,402	(5,775,552)	8,022,850
Disciplined Value Fund	89,103,407	3,109,876	(10,151,820)	(7,041,944)
Main Street Fund	95,218,322	20,082,042	(5,311,974)	14,770,068
Disciplined Growth Fund	183,130,690	62,038,629	(3,131,834)	58,906,795
Small Cap Opportunities Fund	224,883,765	32,786,456	(35,004,816)	(2,218,360)
Global Fund	167,642,084	129,288,882	(4,255,333)	125,033,549
International Equity Fund	164,312,951	40,460,295	(6,071,453)	34,388,842
Strategic Emerging Markets Fund	154,641,522	15,995,665	(12,222,251)	3,773,414

4. New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout ("LBO") transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.